                         [PROVIDENT MUTUAL LETTERHEAD]

AUGUST, 2001

Dear Valued Customer,

We are pleased to send you the updated semi-annual report for one of the fund subaccounts in your variable life insurance policy or your variable annuity contract. In additional mailings, you will also receive the semi-annual reports of the other fund groups in which you have invested. The investments available through your variable policies or contracts are managed by some of the best fund management companies in the country.

Provident Mutual Life Insurance Company and Providentmutual Life and Annuity Company of America are leaders in the variable product marketplace. Our corporate mission is to market high-quality insurance, retirement, and investment products in our effort to satisfy your needs for protection, asset accumulation, and preservation of wealth over the course of a long-term relationship with the Company. Our financial strength enables us to offer a variety of financial products and services to help you meet your changing needs as you move through the various stages of your life.

We value you as a client and thank you for your continued support and confidence in Provident Mutual and its products. If you have a question about your policy or the enclosed material, please contact your local agent or our Customer Service Center at 1-800-688-5177. Thank you for your business.

Sincerely,

/s/ Robert W. Kloss
Robert W. Kloss
President, Chairman and CEO

--------------------------------------------------------------------------------
To Our Variable Life Policyholders and Variable Annuity Contractholders:
--------------------------------------------------------------------------------

We are pleased to send you the June 30, 2001 Semi-Annual Report for the Market Street Fund, its All Pro Broad Equity, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, Equity 500 Index, International, Mid Cap Growth, Balanced, Bond and Money Market Portfolios.

Economic Overview and Investment Perspective

The year was ushered in amidst fears of a recession due to continued signs of a slowdown in U.S. economic activity. In an effort to prevent a hard landing, the Federal Reserve began its most aggressive easing policy in recent history by reducing short term interest rates 150 basis points in the first quarter followed by an additional 125 basis points in the second quarter. These actions reduced the Fed Funds rate from 6% to 3.75%, the lowest level since 1994. Throughout the first half of the year, consumer spending and a strong housing market somewhat offset the continued weakness in investment spending and industrial production. Capital spending by businesses was cutback sharply as the focus turned to inventory reduction. Despite the many announcements of layoffs and an unemployment rate that edged up to 4.5% in June, consumers remained confident. This consumer led economy added up to modest growth. Gross domestic product grew at an annualized rate of 1.2% during the first quarter and preliminary data suggest that the economy grew at a rate of 0.7% in the second quarter.

Bonds turned in a solid performance during the first half of the year and exceeded most equity returns. The Lehman Brothers Aggregate Bond Index, a benchmark of high quality bonds rose, 3.62% for the period ended June 30, 2001. As the year began, the yield curve was inverted. The yield on three-month Treasuries was 43 basis points higher than that of the yield of thirty-year Treasuries. As a result of the rate cuts by the Federal Reserve, the yield curve returned to a more normal shape and the spread between the three-month and thirty-year Treasuries widened to 210 basis points at June 30. Short-term bonds performed better than long-term bonds with the yield on the two-year Treasury Note declining from 5.09% at the end of 2000 to 4.23% at June 30 producing a total return of 3.5%. This compared to a total return of -3.05% on the thirty year Treasury Bond where the yield increased from 5.46% at the end of 2000 to 5.76% at June 30. Corporate bonds in a reversal from last year outperformed Treasuries as evidenced by the 5.38% return of the Lehman Brothers U.S. Credit Index.

During the first half of the year, volatility continued in the U.S. equity markets. Whereas pessimism characterized the first quarter, optimism defined the second quarter. After a quick rebound in January, stocks plunged in the first quarter due to fears of a slowing economy and continued earnings disappointments and revisions. The biggest losers were technology stocks, although no sectors were left unscathed. The technology heavy Nasdaq Composite Index fell 25.1%. Value stocks outperformed growth stocks. The S&P 500 Index slid 11.9%. Small cap stocks did better than large cap stocks with the Russell 2000 Index down 6.5%. The second quarter brought about a reversal of the first quarter with most equity indices posting positive returns. Despite continued earnings disappointments, investor sentiment turned bullish. Technology stocks rebounded sharply with the Nasdaq Composite index rising 17.7% for the quarter to finish down 12.1% on June 30, 2001. In a reversal from the first quarter, growth stocks outperformed value stocks. The S&P 500 Index rose 5.9% in the quarter to finish at -6.7% for the six months. Small caps stocks continued outperforming large cap stocks with the Russell 2000 posting a return of 14.4% for the quarter and finishing at 6.85% for the six months ended June 30.

The total return at June 30, 2001 for international equities as measured by the Morgan Stanley Capital International EAFE Index was -14.9%. In general, overseas equities demonstrated the same volatility as did U.S. equities and in some cases mirrored the U.S. During the first quarter the slowing world economic activity and a strong U.S. dollar produced a -13.7% return for the EAFE Index. The European markets declined 15.5% during the first quarter where telecom, media and technology stocks were hit especially hard. In Japan, the uncertain political and economic climate produced a -8.4% return. The second quarter produced improved results with the EAFE Index down a mere 0.9%. The developed Pacific markets continued to do better than the European markets during the second quarter.

Looking ahead to the remainder of the year volatility is expected to continue as investors look for signs of a global economic recovery. The consensus is that the Fed will cut rates at least one more time this year. Although preliminary data suggest that the economy expanded at a paltry rate of 0.7% during the second quarter, the Fed expects some strengthening in the economy later this year. Inflation remains low. The consumers price index increased 0.2% in June bringing the increase over the past 12 months to 3.2%. Lower interest rates, the forthcoming tax rebates, and anticipated increases in capital spending should set the stage for a recovery. Given the uncertainties of the markets, we once again encourage you to take a long-term view of your investments and stress the prudence of diversification. The newly restructured Market Street Fund is positioned to provide you with the investment options necessary to achieve a well-balanced diversified portfolio.

Review of Fund Performance

The performance of each portfolio is detailed on the pages that follow. As always, it is important to recall in interpreting these results that the advisers of the portfolios of the Market Street Fund do not engage in market timing. That is to say that in all but times of great turmoil, they endeavor to keep the vast majority of portfolio assets fully invested. Thus, they attempt to add value by security and/or sector selection in accordance with the portfolio's investment objectives and policies as specified in the Fund Prospectus. Their performance should be judged according to how well they do relative to market indices measuring the same type of activity.

We appreciate the opportunity to have served you in the past and look forward to serving you during the remainder of 2001 and many years into the future.

/s/ ROSANNE GATTA

Rosanne Gatta
President
Market Street Fund

* Past performance is not predictive of future results. Moreover, the relationship between the performance of the Fund Portfolios and the actual increases or decreases in a policy's cash value is not directly proportional due to certain charges deducted from premiums and under the policies which are not reflected in the returns shown. Please see the current prospectus for an explanation of these charges and for illustrations that take such charges into account in calculating cash values.

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

2001 Semi-Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

The total return for the All Pro Broad Equity Portfolio for the six months ended June 30, 2001 was -8.93%. This performance lagged the -5.79% return of the Wilshire 5000 Index, our benchmark index.

The following four sub-advisers manage a segment of the portfolio and possess the targeted style orientation and discipline.

                                         PORTFOLIO        APPROXIMATE
MANAGER                                   SEGMENT         PORTFOLIO %
-------                               ----------------    -----------
Alliance Capital....................  Large Cap Growth       42.5%
Sanford C. Bernstein................  Large Cap Value        42.5%
Husic Capital Management............  Small Cap Growth        7.5%
Reams Asset Management..............  Small Cap Value         7.5%
                                                             ----
Total Portfolio.....................                          100%

The firms listed above began management of the All Pro Broad Equity Portfolio as sub-advisers on January 29, 2001. Prior to that date, another adviser managed the Portfolio. The first quarter witnessed the restructuring of this portfolio from a large cap value portfolio to a more broad-based equity portfolio, benchmarked to the Wilshire 5000 Index.

The disappointing first half performance of the Wilshire 5000 Index masked the significant second quarter bounce in which the Index advanced 7.5%. The Portfolio participated in the bounce and was up 8.2% for the second quarter.

The largest sector holdings of the Portfolio include:

SECTOR                                                         %
------                                                        ----
Communications..............................................  8.5%
Finance.....................................................  8.3%
Banks.......................................................  8.2%
Drugs & Health Care.........................................  6.8%
Oil & Gas...................................................  5.3%
Electronics.................................................  5.2%
Insurance...................................................  5.2%

The new team of All Pro sub-advisers has exceeded the performance of the Wilshire 5000 Index in the five months they have managed the Portfolio. We look forward to their continued progress and to your continued support.

Sarah C. Lange, CFA
President

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 96.5%
Aerospace & Defense -- 0.9%
  Boeing Co. ...............................................        4,100    $    227,960
  Goodrich (B.F.) Co. ......................................       14,400         546,912
  Lockheed Martin Corp. ....................................       20,700         766,935
  Raytheon Co. .............................................       20,400         541,620
                                                                             ------------
                                                                                2,083,427
                                                                             ------------
Airlines -- 0.2%
  *AirTran Holdings, Inc. ..................................        3,800          39,900
  *Frontier Airlines, Inc. .................................       21,200         259,700
  *Ryanair Holdings Plc.....................................        3,100         161,045
                                                                             ------------
                                                                                  460,645
                                                                             ------------
Appliances -- 0.2%
  Black & Decker Corp. .....................................       12,300         485,358
                                                                             ------------
Automobiles -- 0.1%
  Ford Motor Co. ...........................................        9,600         235,680
                                                                             ------------
Automotive & Equipment -- 2.2%
  *AutoZone, Inc. ..........................................        3,300         123,750
  Borg-Warner Automotive, Inc. .............................        8,100         401,922
  *Copart, Inc. ............................................        5,800         169,650
  Dana Corp. ...............................................       31,700         739,878
  Genuine Parts Co. ........................................       23,700         746,550
  Goodyear Tire & Rubber Co. ...............................       20,900         585,200
  Harley-Davidson, Inc. ....................................       40,300       1,897,324
  *United Auto Group, Inc. .................................       14,700         257,250
                                                                             ------------
                                                                                4,921,524
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Banks -- 8.2%
  AmSouth Bancorp...........................................       37,200    $    687,828
  Bank of America Corp. ....................................       35,800       2,149,074
  Bank of New York Co., Inc. ...............................        1,900          91,200
  Bank One Corp. ...........................................       50,300       1,800,740
  Colonial BancGroup, Inc. .................................       17,400         250,212
  Comerica, Inc. ...........................................        9,800         564,480
  Commercial Federal Corp. .................................       18,400         425,040
  Compass Bancshares, Inc. .................................        7,300         193,450
  First Union Corp. ........................................       27,900         974,826
  Golden West Financial Corp. ..............................       10,100         648,824
  J.P. Morgan Chase & Co. ..................................       80,200       3,576,920
  KeyCorp...................................................       23,000         599,150
  *Local Financial Corp. ...................................       26,400         340,560
  National City Corp. ......................................       29,000         892,620
  Regions Financial Corp. ..................................       19,000         608,000
  Seacoast Financial Services Corp. ........................       31,700         515,125
  SouthTrust Corp. .........................................       21,200         551,200
  Sovereign Bancorp, Inc. ..................................       39,700         516,100
  SunTrust Banks, Inc. .....................................        7,200         466,416
  Union Planters Corp. .....................................       13,800         601,680
  UnionBanCal Corp. ........................................       16,800         566,160
  US Bancorp................................................       33,396         761,095
  Washington Federal, Inc. .................................       13,980         342,790
  Wells Fargo Co. ..........................................       15,600         724,308
                                                                             ------------
                                                                               18,847,798
                                                                             ------------
Beverages -- 0.3%
  Anheuser-Busch Cos., Inc. ................................        6,800         280,160
  PepsiCo, Inc. ............................................        8,000         353,600
                                                                             ------------
                                                                                  633,760
                                                                             ------------
Broadcasting & Publishing -- 2.2%
  *AT&T Corp. - Liberty Media, Class A......................      182,100       3,184,929
  Banta Corp. ..............................................       17,700         518,610
  *Crown Media Holdings, Inc., Class A......................       28,100         521,255
  *Donnelley (R.R.) & Sons Co. .............................       13,100         389,070
  *Emmis Broadcasting Corp., Class A........................        6,300         193,725
  *Viacom, Inc., Class B....................................        4,000         207,000
                                                                             ------------
                                                                                5,014,589
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Building & Building Services -- 0.1%
  *Willbros Group, Inc. ....................................       17,700    $    230,100
                                                                             ------------
Building & Building Supplies -- 1.3%
  Centex Corp. .............................................       12,100         493,075
  Chicago Bridge & Iron Co. ................................        8,800         297,880
  Clayton Homes, Inc. ......................................       36,200         569,064
  *Jacobs Engineering Group, Inc. ..........................        3,200         208,736
  *NCI Building Systems, Inc. ..............................       17,600         321,200
  Texas Industries, Inc. ...................................       16,200         557,118
  Vulcan Materials Co. .....................................        2,400         129,000
  York International Corp. .................................       11,700         409,734
                                                                             ------------
                                                                                2,985,807
                                                                             ------------
Business & Consumer Services -- 0.8%
  *CDI Corp. ...............................................       15,900         270,141
  *Checkpoint Systems, Inc. ................................       15,500         275,900
  *eFunds Corp. ............................................        3,800          70,680
  Fluor Corp. ..............................................       11,700         528,255
  *KPMG Consulting, Inc. ...................................       21,100         323,885
  *Modis Professional Services, Inc. .......................       24,500         169,050
  *Pemstar, Inc. ...........................................       12,500         183,500
  *Veritas DGC, Inc. .......................................        2,700          74,925
                                                                             ------------
                                                                                1,896,336
                                                                             ------------
Chemicals & Allied Products -- 4.5%
  Air Products & Chemicals, Inc. ...........................        5,900         269,925
  Ashland, Inc. ............................................       13,600         545,360
  Cabot Corp. ..............................................       17,400         626,748
  Crompton Corp. ...........................................       38,800         422,920
  *Cytec Industries, Inc. ..................................       13,200         501,600
  Dow Chemical Co. .........................................       29,800         990,850
  DuPont (E.I.) de Nemours & Co. ...........................       13,900         670,536
  Eastman Chemical Co. .....................................       11,800         562,034
  *F.M.C. Corp. ............................................        7,100         486,776
  Ferro Corp. ..............................................       18,600         405,666
  Lubrizol Corp. ...........................................       13,900         431,595
  Millennium Chemicals, Inc. ...............................       15,200         228,760
  Pharmacia Corp. ..........................................       73,400       3,372,730
  Praxair, Inc. ............................................       13,700         643,900
                                                                             ------------
                                                                               10,159,400
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications -- 8.5%
  *Amdocs Ltd. .............................................       33,600    $  1,809,360
  *AOL Time Warner, Inc. ...................................       87,300       4,626,900
  AT&T Corp. ...............................................       27,500         605,000
  *AT&T Wireless Group......................................       90,400       1,478,040
  BellSouth Corp. ..........................................       17,700         712,779
  *Comcast Corp. - Special Class A Non-Voting...............       47,100       2,044,140
  *EarthLink, Inc. .........................................        6,400          90,240
  *Entercom Communications Corp. ...........................        5,100         273,411
  *Entravision Communications Corp. ........................       32,900         404,670
  *Inrange Technologies Corp. ..............................       15,500         237,925
  Nokia Corp., ADR..........................................       64,800       1,428,192
  *Radio One, Inc. .........................................       16,300         374,900
  SBC Communications, Inc. .................................       43,800       1,754,628
  *Valassis Communications, Inc. ...........................        9,900         354,420
  Verizon Communications....................................       33,700       1,802,950
  Vodafone Group Plc, ADR...................................       44,360         991,446
  *Westwood One, Inc. ......................................       14,900         549,065
                                                                             ------------
                                                                               19,538,066
                                                                             ------------
Computers -- 3.6%
  *Cisco Systems, Inc. .....................................      136,900       2,491,580
  *Dell Computer Corp.......................................       29,200         763,580
  *Electronics for Imaging, Inc.............................       16,000         472,000
  *EMC Corp. ...............................................        6,300         183,015
  *Foundry Networks, Inc. ..................................       18,100         361,638
  Hewlett Packard Co. ......................................        9,000         257,400
  International Business Machines Corp. ....................        2,500         282,500
  *Juniper Networks, Inc. ..................................       16,200         503,820
  *Legato Systems, Inc. ....................................       25,200         401,940
  *Siebel Systems, Inc. ....................................        7,100         332,990
  Sun Microsystems, Inc. ...................................       18,800         295,536
  *Veritas Software Corp. ..................................       28,200       1,876,146
                                                                             ------------
                                                                                8,222,145
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Consumer Products -- 1.2%
  Briggs & Stratton Corp. ..................................        5,700    $    239,970
  Fortune Brands, Inc. .....................................       17,600         675,136
  Newell Rubbermaid, Inc. ..................................       20,900         524,590
  Procter & Gamble Co. .....................................       11,500         733,700
  Whirlpool Corp. ..........................................       10,100         631,250
                                                                             ------------
                                                                                2,804,646
                                                                             ------------
Containers -- 0.3%
  Bemis Co., Inc. ..........................................       14,200         570,414
                                                                             ------------
Cosmetics and Toiletries -- 1.0%
  Colgate-Palmolive Co. ....................................       36,600       2,159,034
                                                                             ------------
Drugs & Health Care -- 6.8%
  Abbott Laboratories.......................................       29,958       1,438,284
  *Aetna, Inc. .............................................       15,400         398,398
  Becton, Dickinson & Co. ..................................        6,900         246,951
  Bristol-Myers Squibb Co. .................................        7,200         376,560
  Cardinal Health, Inc. ....................................       25,950       1,790,550
  *Health Management Associates, Inc., Class A..............       24,600         517,584
  Johnson & Johnson.........................................       59,600       2,980,000
  Merck & Co., Inc. ........................................       12,300         786,093
  Pfizer, Inc. .............................................      111,900       4,481,595
  *Priority Healthcare Corp., Class B.......................       10,100         285,628
  Schering Plough Corp. ....................................       60,900       2,207,016
  *Select Medical Corp. ....................................        4,300          86,000
                                                                             ------------
                                                                               15,594,659
                                                                             ------------
Electrical Equipment -- 0.2%
  Hubbell, Inc., Class B....................................       11,800         342,200
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electronics -- 5.2%
  *Credence Systems, Inc. ..................................        7,400    $    179,376
  CTS Corp. ................................................       10,800         221,400
  Emerson Electric Co. .....................................        6,400         387,200
  *Flextronics International Ltd. ..........................       70,300       1,835,533
  General Electric Co. .....................................       99,400       4,845,750
  Harman International Industries, Inc. ....................       13,700         521,833
  Johnson Controls, Inc. ...................................        8,600         623,242
  *Pixelworks, Inc. ........................................        4,400         157,256
  *Solectron Corp. .........................................      117,100       2,142,930
  Thomas & Betts Corp. .....................................       15,400         339,878
  *Varian Semiconductor Equipment Associates, Inc. .........       11,500         483,000
                                                                             ------------
                                                                               11,737,398
                                                                             ------------
Energy -- 1.5%
  *AES Corp. ...............................................       35,900       1,545,495
  Chevron Corp. ............................................       12,000       1,086,000
  Dynegy, Inc., Class A.....................................       10,200         474,300
  *Peabody Energy Corp. ....................................        6,800         222,700
  Valero Energy Corp. ......................................        4,000         147,120
                                                                             ------------
                                                                                3,475,615
                                                                             ------------
Entertainment -- 0.2%
  *Walt Disney Co. .........................................       14,200         410,238
                                                                             ------------
Finance -- 8.3%
  Ambac Financial Group, Inc. ..............................        9,900         576,180
  American Express Co. .....................................        7,200         279,360
  American Financial Holdings, Inc. ........................       14,700         346,920
  Astoria Financial Corp. ..................................        5,700         313,500
  Citigroup, Inc. ..........................................      150,400       7,947,136
  FleetBoston Financial Corp. ..............................       26,456       1,043,689
  Household International, Inc. ............................        7,500         500,250
  MBNA Corp. ...............................................       87,800       2,893,010
  Merrill Lynch & Co., Inc. ................................        5,300         314,025
  Morgan Stanley Dean Witter & Co. .........................       39,700       2,549,931
  *The MONY Group, Inc. ....................................        9,000         361,170
  Wachovia Corp. ...........................................        7,700         547,855
  Washington Mutual, Inc. ..................................       29,100       1,092,705
  Waypoint Financial Corp. .................................       20,900         262,295
                                                                             ------------
                                                                               19,028,026
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance - Investment & Other -- 1.5%
  Charter One Financial, Inc. ..............................       20,000    $    638,000
  Fannie Mae ...............................................       21,300       1,813,695
  Freddie Mac...............................................       13,100         917,000
                                                                             ------------
                                                                                3,368,695
                                                                             ------------
Food & Food Distributors -- 2.7%
  Archer-Daniels Midland Co. ...............................       41,000         533,000
  ConAgra, Inc. ............................................       34,500         683,445
  Heinz (H.J.) Co. .........................................       15,600         637,884
  Hormel Foods Corp. .......................................       25,500         620,670
  IBP, Inc. ................................................       26,500         669,125
  *Kroger Co. ..............................................       75,500       1,887,500
  Sara Lee Corp. ...........................................       28,500         539,790
  Supervalu, Inc. ..........................................       31,400         551,070
                                                                             ------------
                                                                                6,122,484
                                                                             ------------
Home Furnishings/Housewares -- 0.8%
  *Furniture Brands International, Inc. ....................       22,700         635,600
  Leggett & Platt, Inc. ....................................       26,000         572,780
  *Mohawk Industries, Inc. .................................       16,100         566,720
                                                                             ------------
                                                                                1,775,100
                                                                             ------------
Hotel/Restaurants -- 0.2%
  Hilton Hotels Corp. ......................................       44,400         515,040
                                                                             ------------
Industrial Diversified -- 0.2%
  Sherwin-Williams Co. .....................................       20,400         452,880
                                                                             ------------
Insurance -- 5.2%
  AFLAC, Inc. ..............................................       25,600         806,144
  Allstate Corp. ...........................................       22,700         998,573
  American International Group, Inc.........................       53,100       4,566,600
  Aon Corp. ................................................       17,000         595,000
  Chubb Corp. ..............................................        8,800         681,384
  Cigna Corp. ..............................................        6,000         574,920
  Lincoln National Corp. ...................................       10,400         538,200
  MBIA, Inc. ...............................................       13,650         760,032
  *MetLife, Inc. ...........................................        9,100         281,918
  Old Republic International Corp. .........................       18,000         522,000
  St. Paul Cos., Inc. ......................................       15,300         775,557
  Torchmark Corp. ..........................................       14,800         595,108
                                                                             ------------
                                                                               11,695,436
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Machinery & Heavy Equipment -- 0.1%
  *McDermott International, Inc. ...........................       18,800    $    219,020
                                                                             ------------
Machinery & Instrumentation -- 0.7%
  Milacron, Inc. ...........................................       24,100         377,647
  Regal-Beloit Corp. .......................................       15,800         328,640
  Snap-On, Inc. ............................................       34,200         826,272
                                                                             ------------
                                                                                1,532,559
                                                                             ------------
Manufacturing -- 4.1%
  Belden, Inc. .............................................       21,900         585,825
  Clarcor, Inc. ............................................       13,900         373,215
  Cooper Industries, Inc. ..................................       11,900         471,121
  Cummins Engine Co., Inc. .................................       10,000         387,000
  Danaher Corp. ............................................        7,300         408,800
  Foster Wheeler Ltd. ......................................       29,300         265,165
  *Griffon Corp. ...........................................       34,200         376,200
  Hon Industries, Inc. .....................................       18,600         450,492
  *Kemet Corp. .............................................       14,100         279,321
  Minnesota Mining & Manufacturing Co. .....................        1,300         148,330
  National Service Industries, Inc. ........................       10,700         241,499
  Quanex Corp. .............................................       12,800         331,520
  *Smurfit-Stone Container Corp. ...........................       35,100         568,620
  Standex International Corp. ..............................        9,400         221,840
  Tyco International Ltd. ..................................       75,500       4,114,750
                                                                             ------------
                                                                                9,223,698
                                                                             ------------
Manufacturing Equipment -- 0.1%
  Lawson Products, Inc. ....................................        6,700         196,310
                                                                             ------------
Medical Equipment & Supplies -- 1.3%
  Medtronic, Inc. ..........................................       52,500       2,415,525
  *Varian Medical Systems, Inc. ............................        6,500         464,750
                                                                             ------------
                                                                                2,880,275
                                                                             ------------
Metals & Mining -- 0.3%
  Century Aluminum Co. .....................................       11,300         181,252
  Freeport-McMoRan Copper & Gold, Inc. .....................       17,000         187,850
  *RTI International Metals, Inc. ..........................       12,900         196,725
                                                                             ------------
                                                                                  565,827
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil & Gas -- 5.3%
  Amerada Hess Corp. .......................................        7,700    $    622,160
  Baker Hughes, Inc. .......................................       20,500         686,750
  Conoco, Inc. .............................................       14,100         397,620
  Conoco, Inc., Class B.....................................       16,799         485,491
  *Evergreen Resources, Inc. ...............................        1,785          67,830
  Exxon Mobil Corp. ........................................       49,700       4,341,295
  Kerr-McGee Corp. .........................................        9,700         642,819
  Noble Affiliates, Inc. ...................................       13,600         480,760
  Occidental Petroleum Corp. ...............................       26,000         691,340
  Phillips Petroleum Co. ...................................       13,200         752,400
  Sunoco, Inc. .............................................       15,900         582,417
  Texaco, Inc. .............................................       11,600         772,560
  Ultramar Diamond Shamrock Corp. ..........................        7,100         335,475
  Unocal Corp. .............................................       17,100         583,965
  Vectren Corp. ............................................       19,000         393,300
  XTO Energy, Inc. .........................................        9,300         133,455
                                                                             ------------
                                                                               11,969,637
                                                                             ------------
Oil Equipment & Services -- 0.1%
  Pioneer Natural Resources Co. ............................        8,200         139,810
                                                                             ------------
Paper & Forest Products -- 0.9%
  Georgia Pacific Corp. ....................................        7,425         251,336
  International Paper Co. ..................................       17,400         621,180
  Louisiana-Pacific Corp. ..................................       40,400         473,892
  Mead Corp. ...............................................        1,775          48,173
  Temple Inland, Inc. ......................................       10,000         532,900
                                                                             ------------
                                                                                1,927,481
                                                                             ------------
Railroads -- 1.1%
  Burlington Northern Santa Fe Corp. .......................       22,100         666,757
  *Kansas City Southern Industries, Inc. ...................       20,000         316,000
  Norfolk Southern Corp. ...................................       38,200         790,740
  Union Pacific Corp., Series A.............................       13,000         713,830
                                                                             ------------
                                                                                2,487,327
                                                                             ------------
Real Estate -- 0.1%
  First Industrial Realty Trust, Inc. ......................        2,400          77,136
  Prentiss Properties Trust.................................        6,200         163,060
                                                                             ------------
                                                                                  240,196
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail - Clothing and Apparel -- 0.5%
  Brown Shoe Co., Inc. .....................................       15,500    $    279,775
  Russell Corp. ............................................       12,300         208,977
  VF Corp. .................................................       16,600         603,908
                                                                             ------------
                                                                                1,092,660
                                                                             ------------
Retail Food Chains -- 0.4%
  *IHOP Corp. ..............................................       16,300         437,655
  *Steak n Shake Co. .......................................       40,700         376,475
                                                                             ------------
                                                                                  814,130
                                                                             ------------
Retail Merchandising -- 4.4%
  *Barnes & Noble, Inc. ....................................       13,400         527,290
  Casey's General Stores, Inc. .............................       37,200         483,600
  *Hollywood Entertainment Corp. ...........................       23,300         197,118
  Home Depot, Inc. .........................................       51,500       2,397,325
  *Kohls Corp. .............................................       54,100       3,393,693
  May Department Stores Co. ................................        9,700         332,322
  *Rite Aid Corp. ..........................................       33,000         297,000
  Sears, Roebuck & Co. .....................................       18,500         782,735
  TJX Cos., Inc. ...........................................       17,300         551,351
  Wal-Mart Stores, Inc. ....................................       19,000         927,200
                                                                             ------------
                                                                                9,889,634
                                                                             ------------
Semiconductors -- 2.9%
  *Alpha Industries, Inc. ..................................        6,500         192,075
  *Altera Corp. ............................................       76,300       2,212,700
  *Applied Micro Circuits Corp. ............................       18,300         314,760
  *ASM International NV.....................................       17,500         347,375
  *Axcelis Technologies, Inc. ..............................       23,200         343,360
  *Cree, Inc. ..............................................        6,000         156,870
  *Fairchild Semiconductor Corp., Class A...................        9,000         207,000
  Intel Corp. ..............................................       39,300       1,149,525
  *LAM Research Corp. ......................................        7,500         222,375
  *LTX Corp. ...............................................       16,700         426,852
  *Micron Technology, Inc. .................................       12,200         501,420
  Pioneer-Standard Electronics, Inc. .......................       27,200         348,160
  *Ultratech Stepper, Inc. .................................        8,600         220,590
                                                                             ------------
                                                                                6,643,062
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Software -- 2.0%
  *BEA Systems, Inc. .......................................       19,100    $    586,561
  *Microsoft Corp. .........................................       45,800       3,343,400
  *Oracle Corp. ............................................       17,300         328,700
  *Take-Two Interactive Software, Inc. .....................        5,800         107,590
  *3DO Co. .................................................       13,263          96,555
                                                                             ------------
                                                                                4,462,806
                                                                             ------------
Steel -- 0.3%
  *Grant Prideco, Inc. .....................................       15,600         272,844
  *Oregon Steel Mills, Inc. ................................       26,500         225,250
  *Shaw Group, Inc. ........................................        2,800         112,280
                                                                             ------------
                                                                                  610,374
                                                                             ------------
Technology -- 0.4%
  *Ingram Micro, Inc., Class A..............................       33,200         481,068
  *Tech Data Corp. .........................................       14,300         477,048
                                                                             ------------
                                                                                  958,116
                                                                             ------------
Tobacco -- 0.8%
  Philip Morris Cos., Inc. .................................       37,500       1,903,125
                                                                             ------------
Transportation -- 0.1%
  Arnold Industries, Inc. ..................................       11,900         230,384
                                                                             ------------
Utilities -- 2.2%
  Ameren Corp. .............................................       13,200         563,640
  American Electric Power Co. ..............................       17,500         807,975
  *Chesapeake Energy Corp. .................................       35,400         240,720
  Cinergy Corp. ............................................       17,000         594,150
  CMS Energy Corp. .........................................       17,500         487,375
  Consolidated Edison, Inc. ................................       18,700         744,260
  FirstEnergy Corp. ........................................       19,900         639,984
  Massey Energy Co. ........................................       12,300         243,048
  *Orion Power Holdings, Inc. ..............................        6,700         159,527
  Xcel Energy, Inc. ........................................       26,600         756,770
                                                                             ------------
                                                                                5,237,449
                                                                             ------------
    TOTAL COMMON STOCK (COST $224,597,863)..................                  218,990,380
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Broad Equity Portfolio

Statement of Net Assets, June 30, 2001 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
-----------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 3.2%
  BlackRock Provident Institutional Funds -- TempCash.......    3,656,536    $  3,656,536
  BlackRock Provident Institutional Funds -- TempFund.......    3,656,534       3,656,534
                                                                             ------------
    TOTAL SHORT TERM INVESTMENTS (COST $7,313,070)..........                    7,313,070
                                                                             ------------
    TOTAL INVESTMENTS -- 99.7% (COST $231,910,933)..........                  226,303,450
                                                                             ------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%...............                      591,577
                                                                             ------------
NET ASSETS -- 100.0%
  (Equivalent to $15.61 per share based on 14,539,491 shares
    of capital stock outstanding)...........................                 $226,895,027
                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($226,895,027/14,539,491 shares outstanding)..............                 $      15.61
                                                                             ============

* Non-Income Producing.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

2001 Semi-Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

The total return for the All Pro Large Cap Growth Portfolio for the six months ended June 30, 2001 was -14.74%. This performance exceeded by more than 2% the -16.86% return of the Wilshire Large Growth Index, our benchmark index.

The following two sub-advisers perform the day-to-day management of the Portfolio and possess a large cap growth orientation and discipline.

                                                          APPROXIMATE
                        MANAGER                           PORTFOLIO %
                        -------                           -----------
Geewax Terker & Co......................................       50%
Alliance Capital........................................       50%
                                                              ---
Total Portfolio.........................................      100%

Clearly the first half of 2001 was a disappointing period for large cap growth investing in particular, and the stock market in general. The first half of 2001 was a tumultuous time period for growth managers. Earnings expectations for growth stocks rapidly diminished as hopes for a swift recovery in the economy dissipated. Expected earnings growth for companies within the Wilshire Large Capitalization Growth Index fell from 11% at the beginning of the year to 3% currently. First half returns for the S&P 500 and the Wilshire 5000, two measures of the broad market, were also down 7% and 6%, respectively.

Year-to-date the out-performance of the Portfolio relative to its benchmark can be attributed primarily to strong stock selection especially, those stocks in the finance sector. Stocks such as Citigroup and MBNA were strong performers The marketplace has rewarded stocks with reasonable valuations. Currently, the Portfolio's largest sector overweight is within financials. The Portfolio continues to de-emphasize the technology sector as many of these companies are still experiencing declines on their return on invested capital due to excess capacity. The technology exposure is focused on dominant providers such as Microsoft, IBM, Intel, Cisco, and Dell.

Fortunately, monetary and fiscal policies are working in tandem to stimulate the U.S. economy. We believe most of the near term growth concerns facing the economy are cyclical, rather than structural in nature, and that the traditional demand management will eventually succeed in solving them.

The near term is proving to be a very challenging business environment for companies, however, we believe the earnings shortfalls may prove temporary. We continue to focus on the long term competitive positions of the companies we hold. We continue to challenge assumptions supporting each holding, trying to assess as best we can whether the long term potential return justifies retention based on the fundamentals and today's prices.

Investor expectations have become more realistic for both economic growth and expected equity returns. Our investment process has always emphasized valuation as well as growth, and we believe our portfolio of holdings offers an attractive combination of both, particularly in comparison with consensus forecast of less than 10% earnings growth for the S&P 500 over the next two to three years. As the Federal Reserve moves to reduce interest rates and encourage growth, we believe investors will look beyond just the next quarter's earnings estimate and focus on each company's longer-term global competitive position and growth opportunity.

The largest sector holdings of the Portfolio include:

SECTOR                                                          %
------                                                        -----
Drugs and Health Care.......................................  14.4%
Communications..............................................  10.0%
Electronics.................................................   9.2%
Computers...................................................   7.8%
Retail Merchandising........................................   7.4%
Software....................................................   6.9%

We look forward to your continued support.

Sarah C. Lange, CFA
President

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Statement of Net Assets, June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK -- 98.1%
Aerospace & Defense -- 0.5%
  General Dynamics Corp. ...................................        730    $    56,801
  United Technologies Corp. ................................      2,150        157,509
                                                                           -----------
                                                                               214,310
                                                                           -----------
Airlines -- 0.2%
  Southwest Airlines Co. ...................................      3,540         65,455
                                                                           -----------
Apparel -- 0.1%
  *Coach, Inc. .............................................        720         27,396
                                                                           -----------
Automotive & Equipment -- 1.4%
  *AutoZone, Inc. ..........................................         80          3,000
  Harley-Davidson, Inc. ....................................     11,310        532,475
  *Lear Corp. ..............................................      1,250         43,625
                                                                           -----------
                                                                               579,100
                                                                           -----------
Banks -- 2.1%
  Bank of New York Co., Inc. ...............................        940         45,120
  Bank One Corp. ...........................................      3,900        139,620
  Fifth Third Bancorp.......................................        100          6,005
  First Tennessee National Corp. ...........................         90          3,124
  Investors Financial Services Corp. .......................        250         16,750
  J.P. Morgan Chase & Co. ..................................     13,400        597,640
  Northern Trust Corp. .....................................        810         50,625
                                                                           -----------
                                                                               858,884
                                                                           -----------
Beverages -- 1.4%
  Anheuser-Busch Cos., Inc. ................................      1,500         61,800
  PepsiCo, Inc. ............................................     11,340        501,228
                                                                           -----------
                                                                               563,028
                                                                           -----------
Broadcasting & Publishing -- 1.6%
  *AT&T Corp. - Liberty Media, Class A......................     37,100        648,879
  New York Times Co. .......................................        700         29,400
                                                                           -----------
                                                                               678,279
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Business & Consumer Services -- 1.8%
  *Albany Molecular Research, Inc. .........................        110    $     4,181
  Bergen Brunswig Corp. ....................................      3,910         75,150
  *Ceridian Corp. ..........................................      1,320         25,304
  *Concord EFS, Inc. .......................................      2,230        115,982
  *eBay, Inc. ..............................................      2,240        153,418
  Electronic Data Systems Corp. ............................      1,690        105,625
  *Internet Security Systems, Inc. .........................        970         47,103
  Omnicom Group, Inc. ......................................      1,490        128,140
  *Riverstone Networks, Inc. ...............................      2,310         45,946
  *VeriSign, Inc. ..........................................        620         37,206
                                                                           -----------
                                                                               738,055
                                                                           -----------
Business Data Processing -- 0.1%
  *Fiserv, Inc. ............................................        200         12,796
                                                                           -----------
Chemicals & Allied Products -- 2.2%
  Pharmacia Corp. ..........................................     20,169        926,766
                                                                           -----------
Communications -- 10.0%
  *Agere Systems, Inc. .....................................     11,800         88,500
  *Amdocs Ltd. .............................................      7,100        382,335
  *AOL Time Warner, Inc. ...................................     38,790      2,055,870
  *AT&T Wireless Group......................................     19,100        312,285
  *Cablevision Systems Corp. ...............................        800         46,800
  *Comcast Corp. - Special Class A Non-Voting...............      9,900        429,660
  Corning Glass, Inc. ......................................      2,390         39,937
  Nokia Corp. ADR...........................................     13,700        301,948
  *Sonus Networks, Inc. ....................................      3,710         86,666
  *Tekelec, Inc. ...........................................      1,420         38,482
  Verizon Communications....................................      2,860        153,010
  Vodafone Group Plc ADR....................................      9,200        205,620
                                                                           -----------
                                                                             4,141,113
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Computers -- 7.8%
  *CDW Computer Centers, Inc. ..............................         50    $     1,985
  *Cisco Systems, Inc. .....................................     29,400        535,080
  *Dell Computer Corp. .....................................     19,630        513,324
  *EMC Corp. ...............................................      1,500         43,575
  *Extreme Networks, Inc. ..................................        280          8,260
  International Business Machines Corp. ....................      8,780        992,140
  *Juniper Networks, Inc. ..................................      6,540        203,394
  *ONI Systems Corp. .......................................      2,790         77,841
  *Openwave Systems, Inc. ..................................      1,780         61,766
  *Pixar, Inc. .............................................        140          5,712
  *Quest Software, Inc. ....................................      1,740         65,685
  *Siebel Systems, Inc. ....................................      5,570        261,233
  Sun Microsystems, Inc. ...................................      4,400         69,168
  Total System Services, Inc. ..............................        900         25,560
  *Veritas Software Corp. ..................................      5,900        392,527
                                                                           -----------
                                                                             3,257,250
                                                                           -----------
Consumer Products -- 0.1%
  Estee Lauder Cos., Inc., Class A..........................        380         16,378
                                                                           -----------
Cosmetics and Toiletries -- 1.1%
  Colgate-Palmolive Co. ....................................      7,700        454,223
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Drugs & Health Care -- 14.4%
  Abbott Laboratories.......................................      4,550    $   218,445
  Allergan, Inc. ...........................................        980         83,790
  American Home Products Corp. .............................      4,040        236,098
  *Baxter International, Inc. ..............................        820         40,180
  Becton, Dickinson & Co. ..................................        770         27,558
  *Biogen, Inc. ............................................      1,690         91,868
  Cardinal Health, Inc. ....................................     11,920        822,480
  *Celgene Corp. ...........................................        180          5,193
  CVS Corp. ................................................      2,460         94,956
  Eli Lilly & Co. ..........................................      2,100        155,400
  *Express Scripts, Inc., Class A...........................        760         41,823
  *Forest Laboratories, Inc. ...............................      3,170        225,070
  *Health Management Associates, Inc., Class A..............      9,340        196,514
  *HealthSouth Corp. .......................................      4,320         68,990
  *Humana, Inc. ............................................      7,360         72,496
  IMS Health, Inc. .........................................      2,250         64,125
  *IVAX Corp. ..............................................      1,050         40,950
  Johnson & Johnson.........................................     16,945        847,240
  McKesson HBOC, Inc. ......................................        630         23,386
  Pfizer, Inc. .............................................     47,600      1,906,380
  Schering Plough Corp. ....................................     13,000        471,120
  UnitedHealth Group, Inc. .................................      1,990        122,882
  *Universal Health Services, Inc., Class B.................         50          2,275
  *Watson Pharmaceuticals, Inc. ............................        970         59,791
  *Wellpoint Health Networks, Inc. .........................        440         41,466
                                                                           -----------
                                                                             5,960,476
                                                                           -----------
Electronics -- 9.2%
  *Flextronics International Ltd. ..........................     14,800        386,428
  General Electric Co. .....................................     60,850      2,966,437
  Molex, Inc. ..............................................        160          5,845
  *Solectron Corp. .........................................     24,875        455,212
  *Synopsys, Inc. ..........................................        120          5,807
                                                                           -----------
                                                                             3,819,729
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Energy -- 1.5%
  *AES Corp. ...............................................     10,130    $   436,096
  Black Hills Corp. ........................................         40          1,609
  Dynegy, Inc., Class A.....................................      2,890        134,385
  Mirant Corp. .............................................        620         21,328
  Teco Energy, Inc. ........................................        850         25,925
  UtiliCorp United, Inc. ...................................        750         22,912
                                                                           -----------
                                                                               642,255
                                                                           -----------
Finance -- 6.1%
  Citigroup, Inc. ..........................................     21,263      1,123,537
  Countrywide Credit Industries, Inc. ......................        710         32,575
  Equifax, Inc. ............................................      1,390         50,985
  H & R Block, Inc. ........................................         40          2,582
  MBNA Corp. ...............................................     23,320        768,394
  Morgan Stanley Dean Witter & Co. .........................      7,620        489,433
  Paychex, Inc. ............................................      1,490         59,600
  USA Education, Inc. ......................................        260         18,980
                                                                           -----------
                                                                             2,546,086
                                                                           -----------
Finance - Investment & Other -- 5.2%
  Fannie Mae................................................      4,800        408,720
  Freddie Mac...............................................      5,820        407,400
  Goldman Sachs Group, Inc. ................................        220         18,876
  iShares Russell 3000 Growth Index Fund....................      6,400        287,104
  iShares S&P 400 Mid Cap...................................        500         58,375
  iShares Trust Russell 1000 Growth Index Fund..............     17,150        956,970
  Standard & Poor's Mid-Cap 400 Depositary Receipts.........        300         28,458
                                                                           -----------
                                                                             2,165,903
                                                                           -----------
Food & Food Distributors -- 1.5%
  Albertson's, Inc. ........................................      2,260         67,777
  *Kroger Co. ..............................................     13,800        345,000
  McCormick & Co., Inc. ....................................         50          2,101
  *Safeway, Inc. ...........................................      1,660         79,680
  *Starbucks Corp. .........................................      1,320         30,360
  Sysco Corp. ..............................................      3,790        102,898
                                                                           -----------
                                                                               627,816
                                                                           -----------
Hotel/Restaurants -- 0.0%
  MGM Grand, Inc. ..........................................        680         20,373
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Insurance -- 4.3%
  AFLAC, Inc. ..............................................      5,300    $   166,897
  American International Group, Inc. .......................     15,640      1,345,040
  MBIA, Inc. ...............................................      1,005         55,958
  MGIC Investment Corp. ....................................        950         69,008
  Progressive Corp. ........................................        980        132,486
  Unitrin, Inc. ............................................        230          8,832
                                                                           -----------
                                                                             1,778,221
                                                                           -----------
Manufacturing -- 2.4%
  Danaher Corp. ............................................      1,600         89,600
  Tyco International Ltd. ..................................     16,500        899,250
                                                                           -----------
                                                                               988,850
                                                                           -----------
Manufacturing Equipment -- 0.1%
  *Thermo Electron Corp. ...................................      2,810         61,876
                                                                           -----------
Medical & Medical Services -- 0.8%
  Community Health Systems, Inc. ...........................      1,030         30,385
  *First Health Group Corp. ................................        300          7,236
  *Intersil Holding Corp. ..................................      1,510         54,964
  *Lincare Holdings, Inc. ..................................      2,480         74,425
  Manor Care, Inc. .........................................      2,620         83,185
  Mylan Laboratories, Inc. .................................      1,400         39,382
  Omnicare, Inc. ...........................................        750         15,150
  *Oxford Health Plans, Inc. ...............................        740         21,164
                                                                           -----------
                                                                               325,891
                                                                           -----------
Medical Equipment & Supplies -- 1.4%
  *Apogent Technologies, Inc. ..............................        110          2,706
  *Genzyme Corp. ...........................................        200         12,200
  Medtronic, Inc. ..........................................     11,500        529,115
  *Waters Corp. ............................................        630         17,394
                                                                           -----------
                                                                               561,415
                                                                           -----------
Medical Instruments -- 0.2%
  Biomet, Inc. .............................................      1,280         61,517
  *St. Jude Medical, Inc. ..................................        390         23,400
                                                                           -----------
                                                                                84,917
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil & Gas -- 1.6%
  Anadarko Petroleum Corp. .................................        640    $    34,579
  Apache Corp. .............................................      2,615        132,711
  Baker Hughes, Inc. .......................................      4,700        157,450
  Burlington Resources, Inc. ...............................        630         25,168
  Devon Energy Corp. .......................................        830         43,575
  El Paso Corp. ............................................      2,020        106,131
  EOG Resources, Inc. ......................................        230          8,176
  *Global Marine, Inc. .....................................      1,750         32,603
  Murphy Oil Corp. .........................................        280         20,608
  *Noble Drilling Corp. ....................................        550         18,013
  Williams Cos., Inc. ......................................      2,600         85,670
                                                                           -----------
                                                                               664,684
                                                                           -----------
Oil Equipment & Services -- 0.0%
  Marine Drilling Co., Inc. ................................        280          5,351
  *Smith International, Inc. ...............................        150          8,985
  *Weatherford International, Inc. .........................         50          2,400
                                                                           -----------
                                                                                16,736
                                                                           -----------
Retail Merchandising -- 7.4%
  *Barnes & Noble, Inc. ....................................      2,060         81,061
  *Bed, Bath & Beyond, Inc. ................................      1,180         35,400
  Home Depot, Inc. .........................................     18,720        871,416
  *Kohls Corp. .............................................     13,060        819,254
  *Payless ShoeSource, Inc. ................................        940         60,818
  Wal-Mart Stores, Inc. ....................................     20,600      1,005,280
  Walgreen Co. .............................................      5,240        178,946
  *Williams-Sonoma, Inc. ...................................        740         28,727
                                                                           -----------
                                                                             3,080,902
                                                                           -----------
Semiconductors -- 3.3%
  Altera Corp. .............................................     16,800        487,200
  *Applied Micro Circuits Corp. ............................      4,300         73,960
  Cree, Inc. ...............................................        500         13,073
  Intel Corp. ..............................................     22,500        658,125
  *Microchip Technology, Inc. ..............................        550         18,387
  *Micron Technology, Inc. .................................      2,600        106,860
                                                                           -----------
                                                                             1,357,605
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Software -- 6.9%
  *BEA Systems, Inc. .......................................      4,000    $   122,840
  BMC Software, Inc. .......................................      2,040         45,982
  *Citrix Systems, Inc. ....................................      2,160         75,384
  *Compuware Corp. .........................................        940         13,151
  *i2 Technologies, Inc. ...................................        960         19,008
  International Game Technology, Inc. ......................        350         21,963
  *Micromuse, Inc. .........................................      1,870         52,341
  *Microsoft Corp. .........................................     31,470      2,297,310
  *Oracle Corp. ............................................      4,100         77,900
  *Rational Software Corp. .................................      4,700        131,835
                                                                           -----------
                                                                             2,857,714
                                                                           -----------
Tobacco -- 0.1%
  Philip Morris Cos., Inc. .................................      1,040         52,780
  UST, Inc. ................................................         90          2,597
                                                                           -----------
                                                                                55,377
                                                                           -----------
Utilities -- 1.3%
  Allegheny Energy, Inc. ...................................      1,140         55,005
  American Water Works Co., Inc. ...........................        750         24,728
  *Calpine Corp. ...........................................        770         29,106
  DPL, Inc. ................................................        680         19,693
  Duke Power Co. ...........................................      2,640        102,986
  Enron Corp. ..............................................      4,310        211,190
  NiSource, Inc. ...........................................      1,250         34,163
  Pinnacle West Capital Corp. ..............................        460         21,804
  PP&L Corp. ...............................................      1,090         59,950
                                                                           -----------
                                                                               558,625
                                                                           -----------
Waste Management -- 0.0%
  *Allied Waste Industries, Inc. ...........................        170          3,176
                                                                           -----------
    TOTAL COMMON STOCK (COST $43,221,669)...................                40,711,660
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Growth Portfolio

Statement of Net Assets, June 30, 2001 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                         SHARES        VALUE
--------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 3.8%
  BlackRock Provident Institutional Funds -- TempCash.......    785,884    $   785,884
                                                                           -----------
  BlackRock Provident Institutional Funds -- TempFund.......    785,883        785,883
                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,571,767)..........                 1,571,767
                                                                           -----------
    TOTAL INVESTMENTS -- 101.9% (COST $44,793,436)..........                42,283,427
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.9)%.............                  (769,537)
                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $9.80 per share based on 4,234,879 shares
    of capital stock outstanding)...........................               $41,513,890
                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($41,513,890/4,234,879 shares outstanding)................               $      9.80
                                                                           ===========

* Non-Income Producing.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

2001 Semi-Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

The total return for the All Pro Large Cap Value Portfolio for the six months ended June 30, 2001 was 1.67%. This performance exceeded the -0.79% return of the Wilshire Large Value Index, our benchmark index.

The Portfolio's positive absolute return stands in sharp contrast to the generally negative returns of large cap growth managers. Value-style investing continued to outperform growth-style investing in the first half of the year, as investors became more defensive in the face of a slowing economy. The Wilshire Large Cap Value Index, which was down 0.8%, easily outperformed the Wilshire Large Growth Index, which was down 16.9%.

The following two sub-advisers perform the day-to-day management of the fund. The two firms possess a proven large cap value orientation and discipline.

                                                          APPROXIMATE
MANAGER                                                   PORTFOLIO %
-------                                                   -----------
Mellon Equity Advisors..................................       50%
Sanford C. Bernstein & Co., LLC.........................       50%
                                                              ---
Total Portfolio.........................................      100%

Since last year, the Portfolio has surpassed its benchmark due primarily to Sanford C. Bernstein. Bernstein's moderate bias to deep value names has served the portfolio well. Most of the Portfolio's out-performance occurred in the first quarter due to individual stock selection across all major sectors .

Stock selection in the financial services sector contributed the most to the Portfolio's year-to-date performance premium. Specifically, the Portfolio's emphasis on major regional banks and insurance companies over capital-market sensitive brokerage stocks added significantly to relative returns.

Stock selection in the other-energy sector also contributed to relative returns. The Portfolio's emphasis on refiners, whose profitability was strong through the beginning of the second quarter, over natural gas transmission companies, which traded down on declining energy prices, paid off. Elsewhere, the overweight in integrated oil stocks benefited the Portfolio by their out-performance, as higher oil and gas prices drove up earnings and expectations for future growth.

Slightly offsetting the Portfolio's year-to-date performance was its underweight of technology stocks, which did particularly well in the second quarter. The Portfolio's deeper value technology companies, which did not rally as much as the sector overall, also hurt. Despite this recent strength, the capital-spending binge of the past few years in technology and telecom has created a capacity overhang that may be a drag on earnings for many years. As such, the Portfolio is maintaining its sector underweight.

The economic recovery that was expected to occur in the second half of 2001, has now been pushed out to 2002. As the economy stabilizes, the fairly valued companies with earnings growth will likely benefit.

The largest sector holdings of the Portfolio include:

SECTOR                                                          %
------                                                        -----
Banks.......................................................  13.1%
Finance.....................................................  11.2%
Oil & Gas...................................................  10.1%
Communications..............................................   7.7%
Insurance...................................................   5.8%
Drugs & Health Care.........................................   5.4%

Though we expect volatility to persist, we believe that ample opportunity remains to deliver strong relative returns through value-based stock selection. Going forward, we believe that research-driven stock selection should become even more important than it has been in the recent past. We look forward to your continued support.

Sarah C. Lange, CFA
President

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK--101.8%
Aerospace & Defense -- 2.4%
  Boeing Co. ...............................................      3,600    $   200,160
  Goodrich (B.F.) Co. ......................................      4,400        167,112
  Lockheed Martin Corp. ....................................      4,300        159,315
  *Raytheon Co. ............................................      3,100         82,305
  United Technologies Corp. ................................      2,523        184,835
                                                                           -----------
                                                                               793,727
                                                                           -----------
Airlines -- 0.2%
  *Continental Airlines, Inc. ..............................      1,300         64,025
                                                                           -----------
Appliances -- 0.2%
  Black & Decker Corp. .....................................      2,100         82,866
                                                                           -----------
Automobiles -- 0.6%
  Ford Motor Co. ...........................................      8,091        198,634
                                                                           -----------
Automotive & Equipment -- 2.0%
  *AutoZone, Inc. ..........................................        700         26,250
  Cooper Tire & Rubber Co. .................................        250          3,550
  Dana Corp. ...............................................      2,200         51,348
  Delphi Automotive Systems Corp. ..........................      7,100        113,103
  Genuine Parts Co. ........................................      3,300        103,950
  Goodyear Tire & Rubber Co. ...............................      3,400         95,200
  TRW, Inc. ................................................      2,200         90,200
  Visteon Corp. ............................................      9,365        172,129
                                                                           -----------
                                                                               655,730
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Banks -- 13.1%
  AmSouth Bancorp...........................................     12,600    $   232,974
  Bank of America Corp. ....................................     12,517        751,396
  Bank of New York Co., Inc. ...............................        300         14,400
  Bank One Corp. ...........................................      4,800        171,840
  Comerica, Inc. ...........................................      1,300         74,880
  First Union Corp. ........................................      8,700        303,978
  Golden West Financial Corp. ..............................      1,500         96,360
  Huntington Bancshares, Inc. ..............................      3,800         62,130
  J.P. Morgan Chase & Co. ..................................      9,920        442,432
  KeyCorp...................................................      4,800        125,040
  National City Corp. ......................................     11,000        338,580
  *North Fork Bancorp, Inc. ................................      4,200        130,200
  Regions Financial Corp. ..................................      3,200        102,400
  SouthTrust Corp. .........................................      8,800        228,800
  SunTrust Banks, Inc. .....................................      1,900        123,082
  Union Planters Corp. .....................................      6,700        292,120
  UnionBanCal Corp. ........................................      3,000        101,100
  US Bancorp................................................      5,313        121,083
  Wells Fargo Co. ..........................................     11,700        543,231
  *Zions Bancorp............................................      1,900        112,100
                                                                           -----------
                                                                             4,368,126
                                                                           -----------
Beverages -- 0.6%
  Anheuser-Busch Cos., Inc. ................................        300         12,360
  Coca-Cola Enterprises, Inc. ..............................      5,800         94,830
  PepsiCo, Inc. ............................................      2,400        106,080
                                                                           -----------
                                                                               213,270
                                                                           -----------
Broadcasting & Publishing -- 1.8%
  American Greetings Corp., Class A.........................        500          5,500
  *AT&T Corp. - Liberty Media, Class A......................      5,300         92,697
  *Donnelley (R.R.) & Sons Co. .............................      2,500         74,250
  *Fox Entertainment Group, Inc. ...........................      4,000        111,600
  Gannett, Inc. ............................................      1,300         85,670
  Tribune Co. ..............................................      1,400         56,014
  *USA Networks, Inc. ......................................      4,500        126,000
  *Viacom, Inc., Class B....................................        700         36,225
                                                                           -----------
                                                                               587,956
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Building & Building Supplies -- 0.5%
  Centex Corp. .............................................      1,850    $    75,387
  Lennar Corp. .............................................      1,400         58,380
  Vulcan Materials Co. .....................................        400         21,500
                                                                           -----------
                                                                               155,267
                                                                           -----------
Business & Consumer Services -- 0.5%
  *DST Systems, Inc. .......................................      1,000         52,700
  XL Capital Ltd. ..........................................      1,200         98,520
                                                                           -----------
                                                                               151,220
                                                                           -----------
Business Equipment -- 0.3%
  *Lexmark International Group, Inc., Class A...............      1,300         87,425
                                                                           -----------
Chemicals & Allied Products -- 3.6%
  Air Products & Chemicals, Inc. ...........................      4,800        219,600
  Ashland, Inc. ............................................      2,150         86,215
  Cabot Corp. ..............................................        500         18,010
  Dow Chemical Co. .........................................      5,361        178,253
  DuPont (E.I.) de Nemours & Co. ...........................      4,000        192,960
  Eastman Chemical Co. .....................................      1,100         52,393
  Engelhard Corp. ..........................................      2,600         67,054
  *F.M.C. Corp. ............................................      1,450         99,412
  Great Lakes Chemical Corp. ...............................        450         13,882
  *Hercules, Inc. ..........................................      4,300         48,590
  Lubrizol Corp. ...........................................        450         13,972
  Millennium Chemicals, Inc. ...............................      2,300         34,615
  Praxair, Inc. ............................................      2,200        103,400
  Sigma Aldrich Corp. ......................................      1,600         61,792
                                                                           -----------
                                                                             1,190,148
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications -- 7.7%
  ALLTEL Corp. .............................................        700    $    42,882
  *AOL Time Warner, Inc. ...................................      2,500        132,500
  *AT&T Corp. ..............................................      9,600        211,200
  BellSouth Corp. ..........................................      7,500        302,025
  *Comcast Corp., Special Class A Non-Voting................        400         17,360
  *L-3 Communications Corp. ................................        800         61,040
  Qwest Communications International, Inc. .................      3,100         98,797
  SBC Communications, Inc. .................................     16,066        643,604
  Telephone and Data Systems, Inc. .........................        900         97,875
  *Univision Communications, Inc., Class A..................      1,100         47,058
  Verizon Communications....................................     13,764        736,374
  *Worldcom, Inc. ..........................................     12,600        178,920
  *Worldcom, Inc. - MCI Group...............................        208          3,349
                                                                           -----------
                                                                             2,572,984
                                                                           -----------
Computers -- 2.6%
  *Adaptec, Inc. ...........................................        800          7,952
  Hewlett Packard Co. ......................................      3,750        107,250
  International Business Machines Corp. ....................      2,800        316,400
  *NCR Corp. ...............................................      1,600         75,200
  Pitney Bowes, Inc. .......................................      2,300         96,876
  *Pixar, Inc. .............................................      1,500         61,200
  *Quantum Corp. - DLT & Storage Systems Group..............      5,600         56,504
  *SunGard Data Systems, Inc. ..............................      3,100         93,031
  *Vishay Intertechnology, Inc. ............................      1,700         39,100
                                                                           -----------
                                                                               853,513
                                                                           -----------
Consumer Products -- 2.5%
  Briggs & Stratton Corp. ..................................        775         32,627
  Fortune Brands, Inc. .....................................      5,400        207,144
  Kimberly-Clark Corp. .....................................      2,600        145,340
  Newell Rubbermaid, Inc. ..................................      3,900         97,890
  Procter & Gamble Co. .....................................      4,075        259,985
  Whirlpool Corp. ..........................................      1,550         96,875
                                                                           -----------
                                                                               839,861
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Containers -- 0.4%
  Ball Corp. ...............................................        250    $    11,890
  Bemis Co., Inc. ..........................................        800         32,136
  *Owens-Illinois, Inc. ....................................      1,200          8,136
  Sonoco Products Co. ......................................      3,600         89,568
                                                                           -----------
                                                                               141,730
                                                                           -----------
Cosmetics and Toiletries -- 0.7%
  Avon Products, Inc. ......................................      3,600        166,608
  Colgate-Palmolive Co. ....................................      1,400         82,586
                                                                           -----------
                                                                               249,194
                                                                           -----------
Drugs & Health Care -- 5.4%
  Abbott Laboratories.......................................      8,000        384,080
  *Aetna, Inc. .............................................        600         15,522
  Becton, Dickinson & Co. ..................................      1,100         39,369
  Bristol-Myers Squibb Co. .................................      4,550        237,965
  Cardinal Health, Inc. ....................................      1,150         79,350
  Johnson & Johnson.........................................      8,700        435,000
  Merck & Co., Inc. ........................................      5,750        367,482
  Schering Plough Corp. ....................................      2,000         72,480
  *Tenet Healthcare Corp. ..................................      2,600        134,134
  *Wellpoint Health Networks, Inc. .........................        500         47,120
                                                                           -----------
                                                                             1,812,502
                                                                           -----------
Electrical Equipment -- 0.3%
  C & D Technology, Inc. ...................................      1,700         52,700
  Hubbell, Inc., Class B....................................      1,900         55,100
                                                                           -----------
                                                                               107,800
                                                                           -----------
Electronics -- 1.3%
  *Arrow Electronics, Inc...................................        700         17,003
  Avnet, Inc. ..............................................        700         15,694
  Emerson Electric Co. .....................................        800         48,400
  General Electric Co. .....................................        600         29,250
  Johnson Controls, Inc. ...................................      2,000        144,940
  PerkinElmer, Inc. ........................................      1,400         38,542
  *Rockwell International Corp. ............................      3,500        133,420
  Thomas & Betts Corp. .....................................        450          9,931
                                                                           -----------
                                                                               437,180
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Energy -- 2.3%
  Chevron Corp. ............................................      4,800    $   434,400
  DTE Energy Co. ...........................................      3,400        157,896
  Mirant Corp. .............................................      1,600         55,040
  Potomac Electric Power Co. ...............................      1,700         35,564
  Royal Dutch Petroleum Co. ................................        500         29,135
  Valero Energy Corp. ......................................      1,600         58,848
                                                                           -----------
                                                                               770,883
                                                                           -----------
Entertainment -- 0.5%
  *Walt Disney Co. .........................................      6,225        179,840
                                                                           -----------
Finance -- 11.2%
  Ambac Financial Group, Inc. ..............................      3,000        174,600
  American Express Co. .....................................      1,300         50,440
  Citigroup, Inc. ..........................................     25,732      1,359,679
  *Countrywide Credit Industries, Inc. .....................      4,700        215,636
  FleetBoston Financial Corp. ..............................      6,126        241,671
  GreenPoint Financial Corp. ...............................      2,000         76,800
  Hartford Financial Services, Inc. ........................        700         47,880
  Household International, Inc. ............................      5,600        373,520
  Lehman Brothers Holdings, Inc. ...........................      2,550        198,262
  MBNA Corp. ...............................................      3,700        121,915
  Merrill Lynch & Co., Inc. ................................      4,100        242,925
  Morgan Stanley Dean Witter & Co. .........................      3,650        234,439
  Providian Financial Corp. ................................      1,400         82,880
  Wachovia Corp. ...........................................      1,800        128,070
  Washington Mutual, Inc. ..................................      5,175        194,321
                                                                           -----------
                                                                             3,743,038
                                                                           -----------
Finance - Investment & Other -- 3.1%
  *Charter One Financial, Inc. .............................      7,675        244,833
  Fannie Mae................................................      7,450        634,368
  Freddie Mac...............................................      2,300        161,000
                                                                           -----------
                                                                             1,040,201
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Food & Food Distributors -- 3.6%
  Archer-Daniels Midland Co. ...............................     12,880    $   167,440
  *Brinker International, Inc. .............................      2,700         69,795
  Campbell Soup Co. ........................................      1,800         46,350
  ConAgra, Inc. ............................................      8,500        168,385
  Dean Foods Co. ...........................................      1,200         48,240
  General Mills, Inc. ......................................      1,100         48,158
  Heinz (H.J.) Co. .........................................      2,800        114,492
  Hormel Foods Corp. .......................................      1,100         26,774
  IBP, Inc. ................................................      4,200        106,050
  Kellogg Co. ..............................................        600         17,400
  *Kroger Co. ..............................................      7,400        185,000
  Quaker Oats Co. ..........................................        700         63,875
  Sara Lee Corp. ...........................................      4,600         87,124
  Supervalu, Inc. ..........................................      1,100         19,305
  Tyson Foods, Inc. ........................................      1,600         14,736
                                                                           -----------
                                                                             1,183,124
                                                                           -----------
Home Furnishings/Housewares -- 0.3%
  Leggett & Platt, Inc. ....................................      4,400         96,932
                                                                           -----------
Hotel/Restaurants -- 0.3%
  Hilton Hotels Corp. ......................................      8,500         98,600
                                                                           -----------
Industrial Diversified -- 0.5%
  Parker-Hannifin Corp. ....................................      2,000         84,880
  Sherwin-Williams Co. .....................................      4,000         88,800
                                                                           -----------
                                                                               173,680
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Insurance -- 5.8%
  Allstate Corp. ...........................................      4,600    $   202,354
  American General Corp. ...................................      1,000         46,450
  American International Group, Inc. .......................      4,275        367,650
  Aon Corp. ................................................      2,600         91,000
  Chubb Corp. ..............................................      1,650        127,760
  Cigna Corp. ..............................................      1,300        124,566
  Lincoln National Corp. ...................................      1,800         93,150
  Loews Corp. ..............................................      3,000        193,290
  Manulife Financial Corp. .................................      2,800         78,148
  MBIA, Inc. ...............................................        750         41,760
  *MetLife, Inc. ...........................................      2,400         74,352
  Old Republic International Corp. .........................      1,800         52,200
  Radian Group, Inc. .......................................      3,600        145,620
  St. Paul Cos., Inc. ......................................      2,100        106,449
  *Torchmark Corp. .........................................      4,400        176,924
                                                                           -----------
                                                                             1,921,673
                                                                           -----------
Machinery & Heavy Equipment -- 0.3%
  Dover Corp. ..............................................      2,300         86,595
                                                                           -----------
Machinery & Instrumentation -- 0.2%
  Snap-On, Inc. ............................................      2,100         50,736
                                                                           -----------
Manufacturing -- 3.5%
  Alcan Aluminium Ltd. .....................................      1,250         52,525
  Alcoa, Inc. ..............................................      4,400        173,360
  Cooper Industries, Inc. ..................................      4,400        174,196
  Cummins Engine Co., Inc. .................................      1,500         58,050
  Honeywell International, Inc. ............................      3,700        129,463
  *Kemet Corp. .............................................      2,000         39,620
  Minnesota Mining & Manufacturing Co. .....................        950        108,395
  *National Service Industries, Inc. .......................      1,700         38,369
  PPG Industries, Inc. .....................................      3,250        170,853
  *Smurfit-Stone Container Corp. ...........................      6,500        105,300
  Tyco International Ltd. ..................................      2,200        119,900
                                                                           -----------
                                                                             1,170,031
                                                                           -----------
Manufacturing Equipment -- 0.2%
  ITT Industries, Inc. .....................................      1,400         61,950
                                                                           -----------
Medical & Medical Services -- 0.0%
  Health Net, Inc. .........................................        400          6,960
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil & Gas -- 10.1%
  Amerada Hess Corp. .......................................      1,050    $    84,840
  *Apache Corp. ............................................      1,900         96,425
  Burlington Resources, Inc. ...............................      1,800         71,910
  Conoco, Inc. .............................................      2,700         76,140
  Conoco, Inc., Class B.....................................      1,400         40,460
  Devon Energy Corp. .......................................      1,300         68,250
  Exxon Mobil Corp. ........................................     17,928      1,566,011
  Kerr-McGee Corp. .........................................      1,300         86,151
  KeySpan Corp. ............................................      1,800         65,664
  *Nabors Industries, Inc. .................................      1,500         55,800
  *Newfield Exploration Co. ................................      2,400         76,944
  *Noble Drilling Corp. ....................................      1,600         52,400
  Occidental Petroleum Corp. ...............................      4,000        106,360
  Oneok, Inc. ..............................................      1,400         27,580
  Phillips Petroleum Co. ...................................      3,100        176,700
  Sunoco, Inc. .............................................      2,400         87,912
  *Teekay Shipping Corp. ...................................        900         36,018
  Texaco, Inc. .............................................      4,800        319,680
  Ultramar Diamond Shamrock Corp. ..........................      2,300        108,675
  Unocal Corp. .............................................      1,500         51,225
  USX-Marathon Group, Inc. .................................      3,300         97,383
                                                                           -----------
                                                                             3,352,528
                                                                           -----------
Oil Equipment & Services -- 0.2%
  *BJ Services Co. .........................................      2,700         76,626
                                                                           -----------
Paper & Forest Products -- 1.8%
  Boise Cascade Corp. ......................................      2,300         80,891
  Georgia Pacific Corp. ....................................      2,990        101,212
  International Paper Co. ..................................      3,924        140,087
  Louisiana-Pacific Corp. ..................................      4,200         49,266
  Mead Corp. ...............................................      3,000         81,420
  Temple Inland, Inc. ......................................        700         37,303
  Westvaco Corp. ...........................................      3,400         82,586
  Willamette Industries, Inc. ..............................        800         39,600
                                                                           -----------
                                                                               612,365
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Railroads -- 1.3%
  Burlington Northern Santa Fe Corp. .......................      3,500    $   105,595
  Canadian Pacific Ltd. ....................................      1,400         54,250
  CSX Corp. ................................................      1,500         54,360
  Norfolk Southern Corp. ...................................      5,500        113,850
  Union Pacific Corp., Series A.............................      1,875        102,956
                                                                           -----------
                                                                               431,011
                                                                           -----------
Real Estate -- 0.2%
  Weyerhaeuser Co. .........................................      1,300         71,461
                                                                           -----------
Restaurants -- 0.4%
  Darden Restaurants, Inc. .................................      4,000        111,600
  *McDonald's Corp. ........................................        600         16,236
                                                                           -----------
                                                                               127,836
                                                                           -----------
Retail - Clothing and Apparel -- 0.2%
  VF Corp...................................................      1,700         61,846
                                                                           -----------
Retail Merchandising -- 2.5%
  *Federated Department Stores, Inc. .......................      2,000         85,000
  Lowe's Cos., Inc. ........................................      1,200         87,060
  May Department Stores Co. ................................      4,700        161,022
  Sears, Roebuck & Co. .....................................      2,900        122,699
  Talbots, Inc. ............................................      2,900        126,875
  Target Corp. .............................................      3,500        121,100
  TJX Cos., Inc. ...........................................      2,800         89,236
  *Zale Corp. ..............................................      1,500         50,550
                                                                           -----------
                                                                               843,542
                                                                           -----------
Semiconductors -- 0.2%
  *International Rectifier Corp. ...........................      1,000         34,100
  *Novellus Systems, Inc. ..................................        700         39,753
                                                                           -----------
                                                                                73,853
                                                                           -----------
Technology -- 0.1%
  *Ingram Micro, Inc., Class A..............................      1,100         15,939
  *Tech Data Corp. .........................................        400         13,344
                                                                           -----------
                                                                                29,283
                                                                           -----------
Tobacco -- 1.9%
  Philip Morris Cos., Inc. .................................     12,500        634,375
                                                                           -----------
Travel -- 0.2%
  Royal Caribbean Cruises Ltd. .............................      2,700         59,697
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Large Cap Value Portfolio

Statement of Net Assets, June 30, 2001 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Utilities -- 4.0%
  Allegheny Energy, Inc. ...................................      2,000    $    96,500
  Ameren Corp. .............................................      2,100         89,670
  American Electric Power Co. ..............................      2,940        135,740
  Cinergy Corp. ............................................      2,400         83,880
  CMS Energy Corp. .........................................      2,800         77,980
  Consolidated Edison, Inc. ................................      2,800        111,440
  Constellation Energy Group................................      2,100         89,460
  FirstEnergy Corp. ........................................      3,100         99,696
  GPU, Inc..................................................      1,400         49,210
  NiSource, Inc. ...........................................        500         13,665
  *PG&E Corp. ..............................................      2,700         30,240
  Pinnacle West Capital Corp. ..............................      2,000         94,800
  Reliant Energy, Inc. .....................................      1,900         61,199
  TXU Corp. ................................................      3,500        168,665
  Wisconsin Energy Corp. ...................................        900         21,393
  Xcel Energy, Inc. ........................................      3,230         91,894
                                                                           -----------
                                                                             1,315,432
                                                                           -----------
Waste Management -- 0.2%
  *Republic Services, Inc. .................................      2,700         53,595
                                                                           -----------
        TOTAL COMMON STOCK (COST $31,896,200)...............                34,697,046
                                                                           -----------
SHORT TERM INVESTMENTS -- 3.1%
  BlackRock Provident Institutional Funds -- TempCash.......    549,834        549,834
  BlackRock Provident Institutional Funds -- TempFund.......    482,774        482,774
                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,032,608)..........                 1,032,608
                                                                           -----------
    TOTAL INVESTMENTS -- 104.9% (COST $32,928,808)..........                34,923,459
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.9)%.............                (1,628,203)
                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $10.12 per share based on 3,289,408 shares
  of capital stock outstanding).............................               $33,295,256
                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($33,295,256/3,289,408 shares outstanding)................               $     10.12
                                                                           ===========

* Non-Income producing.

See accompanying notes to financial statements

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

2001 Semi-Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

The total return for the All Pro Small Cap Growth Portfolio for the six months ended June 30, 2001 was -5.08%. This return exceeded the -6.98% return of the Wilshire Small Growth Index, our benchmark index.

The following two sub-advisers perform the day-to-day management of the Portfolio. The two firms possess a proven small cap growth orientation and discipline.

                                                          APPROXIMATE
MANAGER                                                   PORTFOLIO %
-------                                                   -----------
Husic Capital Management................................       60%
Lee Munder Investments, Ltd. ...........................       40%
                                                              ---
Total Portfolio.........................................      100%

The vast majority of the Portfolio's out-performance versus its benchmark occurred in the first quarter of this year. During the first quarter, Husic Capital dramatically exceeded the benchmark on a relative basis through strong stock selection (especially in the materials and services sector and in the technology sector), a large overweight in the energy sector, and good trading decisions. In the second quarter, Husic's more defensive positioning eroded all of its initial out-performance . In the second quarter the market for aggressive small cap growth stocks rebounded sharply. During the second quarter it was Lee Munder's performance that easily exceeded the benchmark, which was up over 19%. Given Lee Munder's aggressive growth orientation, it is not surprising that its performance improved significantly as investor sentiment turned more positive, and the industry sectors that bore the brunt of investor pessimism early in the year performed especially well in the second quarter. Semiconductors, enterprise software, and biotechnology all recovered nicely as investors gained confidence that these groups had been oversold and their earnings prospects had stabilized.

The Portfolio targets high quality, well-financed growth companies in attractive industry segments. As in prior market corrections, these stocks behaved particularly well as growth investors turned more bullish and sought out the strongest companies in selected niches. Examples during the period include Career Education Corp., a leader in post-secondary education services; Atlantic Coast Airlines, a regional airline operating 50-seat jets under the United Express and Delta Express brands; and Oak Technology, a manufacturer of integrated circuits used in personal computers.

While we believe that small cap stocks will remain volatile until earnings visibility and the prospects for economic growth improve, it appears that the stage is being set for a recovery. Aggressive Federal Reserve rate cuts, sustained efforts to reduce business inventories, declining energy costs, and surprisingly swift action on the part of corporate managers to restructure operations should result in earnings growth in 2002. History has shown that this is the kind of environment in which small cap stocks perform especially well.

The largest sector holdings of the Portfolio include:

SECTOR                                                          %
------                                                        -----
Business & Consumer Services................................  13.3%
Semiconductors..............................................  13.1%
Communications..............................................   9.1%
Drugs & Health Care.........................................   8.0%
Electronics.................................................   5.8%
Computers...................................................   5.7%

We look forward to your continued support.

Sarah C. Lange, CFA
President

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

Statement of Net Assets, June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 95.9%
Air Transport -- 0.8%
  *EGL, Inc. ...............................................       12,700    $   221,742
  *Forward Air Corp. .......................................        8,500        254,575
                                                                             -----------
                                                                                 476,317
                                                                             -----------
Airlines -- 2.4%
  *AirTran Holdings, Inc. ..................................        7,600         79,800
  *Atlantic Coast Airlines, Inc. ...........................       18,600        557,814
  *Ryanair Holdings Plc.....................................        6,200        322,090
  SkyWest, Inc. ............................................       16,400        459,200
                                                                             -----------
                                                                               1,418,904
                                                                             -----------
Automotive & Equipment -- 1.5%
  *Copart, Inc. ............................................       11,800        345,150
  *United Auto Group, Inc. .................................       29,900        523,250
                                                                             -----------
                                                                                 868,400
                                                                             -----------
Banks -- 1.2%
  Compass Bancshares, Inc. .................................       14,400        381,600
  Washington Federal, Inc. .................................       13,940        341,809
                                                                             -----------
                                                                                 723,409
                                                                             -----------
Broadcasting & Publishing -- 3.6%
  *Crown Media Holdings, Inc., Class A......................       54,700      1,014,685
  *Emmis Broadcasting Corp., Class A........................       25,300        777,975
  Scandinavian Broadcasting S.A. ...........................       12,500        321,875
                                                                             -----------
                                                                               2,114,535
                                                                             -----------
Building & Building Services -- 0.8%
  *Willbros Group, Inc. ....................................       34,500        448,500
                                                                             -----------
Building & Building Supplies -- 1.2%
  Chicago Bridge & Iron Co. ................................        8,100        274,185
  *Jacobs Engineering Group, Inc. ..........................        6,300        410,949
                                                                             -----------
                                                                                 685,134
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Business & Consumer Services -- 13.3%
  *Career Education Corp. ..................................       10,600    $   634,940
  *Checkpoint Systems, Inc. ................................       31,200        555,360
  *Corporate Executive Board Co. ...........................       11,700        491,400
  *DeVry, Inc. .............................................       18,800        679,056
  *Edison Schools, Inc. ....................................       13,200        301,488
  *eFunds Corp. ............................................        7,300        135,780
  Fluor Corp. ..............................................       21,600        975,240
  *Getty Images, Inc. ......................................        8,200        215,332
  *Internet Security Systems, Inc. .........................        5,400        262,224
  *ITT Educational Services, Inc. ..........................        7,800        351,000
  *KPMG Consulting, Inc. ...................................       41,100        630,885
  *Newpark Resources, Inc. .................................       18,700        207,570
  *Pemstar, Inc. ...........................................       25,200        369,936
  *Priceline.com, Inc. .....................................       47,000        425,350
  *Princeton Review, Inc. ..................................       25,600        220,160
  *Resources Connection, Inc. ..............................       11,100        286,824
  *SmartForce Plc - ADR.....................................        8,500        299,455
  *Sylvan Learning Systems, Inc. ...........................       26,200        636,660
  *Veritas DGC, Inc. .......................................        5,300        147,075
                                                                             -----------
                                                                               7,825,735
                                                                             -----------
Communications -- 9.1%
  *Allegiance Telecom, Inc. ................................       17,800        266,822
  *Cox Radio, Inc., Class A.................................        5,900        164,315
  *EarthLink, Inc. .........................................       12,900        181,890
  *Entercom Communications Corp. ...........................       10,000        536,100
  *Entravision Communications Corp. ........................       64,300        790,890
  *Inrange Technologies Corp. ..............................       30,200        463,570
  *Insight Communications Co., Inc. ........................        7,200        180,000
  *Lightpath Technologies, Inc., Class A....................       14,600        129,940
  *Nuance Communications, Inc. .............................       13,800        248,676
  *Radio One, Inc. .........................................       30,800        708,400
  *SBA Communications Corp. ................................       14,600        361,350
  *Speechworks International, Inc. .........................       16,700        262,190
  *Westwood One, Inc. ......................................       29,100      1,072,335
                                                                             -----------
                                                                               5,366,478
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Computers -- 5.7%
  *Avocent Corp. ...........................................       18,650    $   424,287
  *Electronics for Imaging, Inc. ...........................       31,300        923,350
  *Emulex Corp. ............................................        4,400        177,760
  *Foundry Networks, Inc. ..................................       35,200        703,296
  *Legato Systems, Inc. ....................................       50,800        810,260
  *NetScout Systems, Inc. ..................................       48,500        315,250
                                                                             -----------
                                                                               3,354,203
                                                                             -----------
Drugs & Health Care -- 8.0%
  *Alkermes, Inc. ..........................................        8,500        298,350
  *AmeriPath, Inc. .........................................        7,300        213,890
  *Celgene Corp. ...........................................        5,800        167,330
  *COR Therapeutics, Inc. ..................................        7,000        213,500
  *Covance, Inc. ...........................................       13,300        301,245
  *Cubist Pharmaceuticals, Inc. ............................       11,800        448,400
  *Dendreon Corp. ..........................................       16,300        272,699
  *Ilex Oncology, Inc. .....................................       11,600        346,840
  *Impath, Inc. ............................................        5,900        261,370
  *Medicis Pharmaceutical Corp., Class A....................        9,500        503,500
  *NPS Pharmaceuticals, Inc. ...............................        5,000        201,000
  *Priority Healthcare Corp., Class B.......................       27,848        787,541
  *Province Healthcare Co. .................................        9,700        342,313
  *Select Medical Corp. ....................................        8,800        176,000
  *The Med-Design Corp. ....................................        5,500        165,770
                                                                             -----------
                                                                               4,699,748
                                                                             -----------
Electrical Equipment -- 0.1%
  *Merix Corp. .............................................        4,000         69,960
                                                                             -----------
Electronics -- 5.8%
  *Credence Systems, Inc. ..................................       14,400        349,056
  *Photronics, Inc. ........................................       18,700        479,842
  *Pixelworks, Inc. ........................................        8,800        314,512
  *Quicklogic Corp. ........................................       37,300        224,546
  *Semtech Corp. ...........................................       19,700        591,000
  *SIPEX Corp. .............................................       16,100        242,949
  *Varian Semiconductor Equipment Associates, Inc. .........       22,600        949,200
  *Zoran Corp. .............................................        9,200        273,424
                                                                             -----------
                                                                               3,424,529
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Energy -- 1.3%
  *Peabody Energy Corp. ....................................       13,200    $   432,300
  Valero Energy Corp. ......................................        8,200        301,596
                                                                             -----------
                                                                                 733,896
                                                                             -----------
Finance -- 1.8%
  Astoria Financial Corp. ..................................       11,400        627,000
  *The MONY Group, Inc. ....................................       11,000        441,430
                                                                             -----------
                                                                               1,068,430
                                                                             -----------
Machinery & Heavy Equipment -- 0.7%
  *McDermott International, Inc. ...........................       36,800        428,720
                                                                             -----------
Manufacturing -- 1.5%
  Cummins Engine Co., Inc. .................................        8,500        328,950
  Foster Wheeler Ltd. ......................................       58,100        525,805
                                                                             -----------
                                                                                 854,755
                                                                             -----------
Medical & Medical Services -- 1.0%
  *Enzon, Inc. .............................................        2,600        162,500
  *Pain Therapeutics, Inc. .................................       22,000        168,300
  *Specialty Laboratories, Inc. ............................        6,300        238,455
                                                                             -----------
                                                                                 569,255
                                                                             -----------
Medical Equipment & Supplies -- 2.6%
  *Corvas International, Inc. ..............................       15,600        183,768
  *PolyMedica Corp. ........................................       14,050        569,025
  *Varian Medical Systems, Inc. ............................       10,600        757,900
                                                                             -----------
                                                                               1,510,693
                                                                             -----------
Metals & Mining -- 1.9%
  Century Aluminum Co. .....................................       22,000        352,880
  Freeport-McMoRan Copper & Gold, Inc. .....................       33,300        367,965
  *RTI International Metals, Inc. ..........................       25,300        385,825
                                                                             -----------
                                                                               1,106,670
                                                                             -----------
Oil & Gas -- 1.2%
  *Cal Dive International, Inc. ............................       12,300        302,580
  *Evergreen Resources, Inc. ...............................        3,571        135,698
  XTO Energy, Inc. .........................................       18,150        260,452
                                                                             -----------
                                                                                 698,730
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil Equipment & Services -- 1.3%
  Hanover Compressor Co. ...................................        9,100    $   301,119
  *National-Oilwell, Inc. ..................................        6,100        163,480
  Pioneer Natural Resources Co. ............................       16,700        284,735
                                                                             -----------
                                                                                 749,334
                                                                             -----------
Paper & Forest Products -- 0.6%
  Louisiana-Pacific Corp. ..................................       29,300        343,689
                                                                             -----------
Railroads -- 1.0%
  *Kansas City Southern Industries, Inc. ...................       38,900        614,620
                                                                             -----------
Real Estate -- 1.1%
  *Costar Group.............................................       24,900        654,870
                                                                             -----------
Restaurants -- 0.2%
  *Rare Hospitality International, Inc. ....................        5,200        117,520
                                                                             -----------
Retail Merchandising -- 3.6%
  *Barnes & Noble, Inc. ....................................       24,900        979,815
  *Hollywood Entertainment Corp. ...........................       48,500        410,310
  *Rite Aid Corp. ..........................................       79,800        718,200
                                                                             -----------
                                                                               2,108,325
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Semiconductors -- 13.1%
  *Alpha Industries, Inc. ..................................       13,300    $   393,015
  *ASM International NV.....................................       35,200        698,720
  *ATMI, Inc. ..............................................        5,700        171,000
  *Axcelis Technologies, Inc. ..............................       45,200        668,960
  *Cree, Inc. ..............................................       20,500        535,973
  *DDI Corp. ...............................................       12,100        242,000
  DuPont Photomasks, Inc. ..................................        1,400         67,550
  *Elantec Semiconductor, Inc. .............................        3,900        131,781
  *Exar Corp. ..............................................       10,700        211,432
  *Fairchild Semiconductor Corp., Class A...................       17,600        404,800
  *Genesis Microchip, Inc. .................................       19,600        708,540
  *LAM Research Corp. ......................................       14,800        438,820
  *LTX Corp. ...............................................       39,100        999,396
  *Mattson Technology, Inc. ................................       17,100        298,908
  *Microsemi Corp. .........................................        3,600        255,600
  *Oak Technology, Inc. ....................................       38,900        411,951
  *Pericom Semiconductor Corp. .............................       20,800        326,976
  *QLogic Corp. ............................................        4,400        283,580
  *Ultratech Stepper, Inc. .................................       18,400        471,960
                                                                             -----------
                                                                               7,720,962
                                                                             -----------
Software -- 3.8%
  *Activision, Inc. ........................................        6,400        251,200
  *Actuate Corp. ...........................................       24,100        230,155
  *Advent Software, Inc. ...................................        3,200        203,200
  *Aspen Technology, Inc. ..................................        7,700        186,340
  *DoubleClick, Inc. .......................................       18,800        262,448
  *Take-Two Interactive Software, Inc. .....................       11,900        220,745
  *3DO Co. .................................................       71,509        520,586
  *THQ, Inc. ...............................................        2,600        155,038
  *Vastera, Inc. ...........................................       14,500        205,900
                                                                             -----------
                                                                               2,235,612
                                                                             -----------
Steel -- 2.2%
  *Grant Prideco, Inc. .....................................       35,100        613,899
  *Oregon Steel Mills, Inc. ................................       51,700        439,450
  *Shaw Group, Inc. ........................................        5,400        216,540
                                                                             -----------
                                                                               1,269,889
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Growth Portfolio

Statement of Net Assets, June 30, 2001 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Technology -- 1.3%
  *DiamondCluster International, Inc. ......................       18,900    $   240,597
  *Stratos Lightwave, Inc. .................................       40,200        522,600
                                                                             -----------
                                                                                 763,197
                                                                             -----------
Utilities -- 2.2%
  *Chesapeake Energy Corp. .................................       70,200        477,360
  Massey Energy Co. ........................................       24,100        476,216
  *Orion Power Holdings, Inc. ..............................       13,600        323,816
                                                                             -----------
                                                                               1,277,392
                                                                             -----------
    TOTAL COMMON STOCK (COST $51,951,899)...................                  56,302,411
                                                                             -----------
SHORT TERM INVESTMENTS -- 6.8%
  BlackRock Provident Institutional Funds -- TempCash.......    1,993,696      1,993,696
  BlackRock Provident Institutional Funds -- TempFund.......    1,993,713      1,993,713
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $3,987,409)..........                   3,987,409
                                                                             -----------
    TOTAL INVESTMENTS -- 102.7% (COST $55,939,308)..........                  60,289,820
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.7)%.............                  (1,601,581)
                                                                             -----------
NET ASSETS -- 100.0%
  (Equivalent to $13.65 per share based on 4,299,301 shares
    of capital stock outstanding)...........................                 $58,688,239
                                                                             ===========
NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($58,688,239/4,299,301 shares outstanding)................                 $     13.65
                                                                             ===========

* Non-Income producing.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Value Portfolio

2001 Semi-Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

The total return for the All Pro Small Cap Value Portfolio for the six months ended June 30, 2001 was 10.48%. This return slightly exceeded the 10.42% return of the Wilshire Small Value Index, our benchmark index.

The following two sub-advisers perform the day-to-day management of the Portfolio. The two firms possess a proven small cap value orientation and discipline.

                                                          APPROXIMATE
MANAGER                                                   PORTFOLIO %
-------                                                   -----------
Sterling Capital Management.............................       50%
Reams Asset Management..................................       50%
                                                              ---
Total Portfolio.........................................      100%

During the first half of 2001, small cap value stocks performed impressively and the advance was broad-based. Paced by an aggressive easing posture on the part of the Federal Reserve, the small cap equity market posted positive returns. Continuing a trend established in 2000, value investing strategies continued to exceed the returns of growth investing strategies.

The Portfolio's performance was a result of an especially strong second quarter. Sterling traded out of poorer performing stocks during the quarter. In addition, Sterling's energy underweight and stock selection in the technology sector benefited performance. Major contributors to performance were Nova Corp, Galileo, and Pacific Century.

The Portfolio's sector weights also contributed positively to performance in the first half. The Portfolio benefited materially from its underweight relative to the index in the relatively poor performing energy and utility sectors.

The largest sector holdings of the Portfolio include:

SECTOR                                                          %
------                                                        -----
Manufacturing...............................................  16.1%
Banks.......................................................   9.0%
Chemicals & Allied Products.................................   6.4%
Building & Building Supplies................................   6.0%
Business & Consumer Services................................   5.2%

The Portfolio targets stable or improving businesses at low multiples of price to earnings, price to book value, and price to cash flow. The investment discipline used prohibits paying up for expensive stocks and targets inexpensive stocks relative to their fundamentals. We look forward to your continued support.

Sarah C. Lange, CFA
President

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Value Portfolio

Statement of Net Assets, June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 95.1%
Airlines -- 0.7%
  *Frontier Airlines, Inc. .................................        20,100    $   246,225
                                                                              -----------
Automotive & Equipment -- 2.2%
  Borg-Warner Automotive, Inc. .............................         7,500        372,150
  *Speedway Motorsports, Inc. ..............................        15,300        385,713
                                                                              -----------
                                                                                  757,863
                                                                              -----------
Banks -- 9.0%
  Colonial BancGroup, Inc. .................................        16,400        235,832
  Commercial Federal Corp. .................................        31,000        716,100
  *Local Financial Corp. ...................................        24,400        314,760
  OceanFirst Financial Corp. ...............................         2,375         61,607
  Pacific Century Financial Corp. ..........................        23,025        593,815
  Seacoast Financial Services Corp. ........................        29,300        476,125
  Sovereign Bancorp, Inc. ..................................        36,700        477,100
  Washington Federal, Inc. .................................         6,520        159,870
                                                                              -----------
                                                                                3,035,209
                                                                              -----------
Broadcasting & Publishing -- 3.2%
  Banta Corp. ..............................................        16,700        489,310
  Bowne & Co., Inc. ........................................        25,150        289,225
  Hollinger International, Inc. ............................        21,525        295,969
                                                                              -----------
                                                                                1,074,504
                                                                              -----------
Building & Building Supplies -- 6.0%
  Clayton Homes, Inc. ......................................        33,500        526,620
  *NCI Building Systems, Inc. ..............................        16,300        297,475
  Texas Industries, Inc. ...................................        24,325        836,537
  York International Corp. .................................        10,800        378,216
                                                                              -----------
                                                                                2,038,848
                                                                              -----------
Business & Consumer Services -- 5.2%
  *CDI Corp. ...............................................        15,000        254,850
  Galileo International, Inc. ..............................        11,900        386,750
  *Interpublic Group of Cos., Inc. .........................        12,283        360,506
  *Modis Professional Services, Inc. .......................        23,000        158,700
  Tredegar Corp. ...........................................        10,800        206,820
  Wallace Computer Services, Inc. ..........................        22,300        368,842
                                                                              -----------
                                                                                1,736,468
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Value Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Chemicals & Allied Products -- 6.4%
  Crompton Corp. ...........................................        35,900    $   391,310
  *Cytec Industries, Inc. ..................................        30,325      1,152,350
  Ferro Corp. ..............................................        17,200        375,132
  Millennium Chemicals, Inc. ...............................        15,600        234,780
                                                                              -----------
                                                                                2,153,572
                                                                              -----------
Communications -- 4.8%
  *Andrew Corp. ............................................        22,175        409,129
  Blyth Industries, Inc. ...................................        19,100        491,061
  *Davox Corp. .............................................        14,800        122,840
  *Microcell Telecommunications, Inc. ......................        27,250        247,975
  *Valassis Communications, Inc. ...........................         9,200        329,360
                                                                              -----------
                                                                                1,600,365
                                                                              -----------
Computers -- 1.0%
  *ProQuest Co. ............................................        11,400        353,400
                                                                              -----------
Drugs & Healthcare -- 1.7%
  *Edwards Lifesciences Corp. ..............................        21,875        576,625
                                                                              -----------
Electronics -- 2.0%
  CTS Corp. ................................................        10,000        205,000
  Harman International Industries, Inc. ....................        12,700        483,743
                                                                              -----------
                                                                                  688,743
                                                                              -----------
Entertainment -- 1.4%
  *Gaylord Entertainment Co., Class A.......................        16,475        474,480
                                                                              -----------
Finance -- 3.4%
  American Financial Holdings, Inc. ........................        13,600        320,960
  Metris Companies, Inc. ...................................        16,375        552,001
  *Waypoint Financial Corp. ................................        19,900        249,745
                                                                              -----------
                                                                                1,122,706
                                                                              -----------
Finance - Investment & Other -- 1.8%
  Waddell & Reed Financial, Inc. ...........................        19,066        605,330
                                                                              -----------
Food & Food Distributors -- 0.9%
  *Ralcorp Holdings, Inc. ..................................        17,100        320,454
                                                                              -----------
Home Furnishings/Housewares -- 3.4%
  *Furniture Brands International, Inc. ....................        21,530        602,840
  *Mohawk Industries, Inc. .................................        15,200        535,040
                                                                              -----------
                                                                                1,137,880
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Value Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Insurance -- 1.1%
  *Insurance Auto Auctions, Inc. ...........................        11,700    $   198,900
  *Stewart Information Services Corp. ......................         9,700        189,053
                                                                              -----------
                                                                                  387,953
                                                                              -----------
Machinery & Instrumentation -- 3.3%
  Milacron, Inc. ...........................................        22,800        357,276
  Regal-Beloit Corp. .......................................        14,600        303,680
  Snap-On, Inc. ............................................        18,800        454,208
                                                                              -----------
                                                                                1,115,164
                                                                              -----------
Manufacturing -- 16.1%
  Belden, Inc. .............................................        30,575        817,881
  Brady Corp. ..............................................        12,825        463,367
  Clarcor, Inc. ............................................        13,000        349,050
  Crane Co. ................................................        15,925        493,675
  Donaldson Co., Inc. ......................................        12,800        398,720
  *Griffon Corp. ...........................................        31,600        347,600
  Hon Industries, Inc. .....................................        17,200        416,584
  *Kemet Corp. .............................................        13,000        257,530
  Pittston Brink's Group....................................        34,175        761,761
  Quanex Corp. .............................................        11,850        306,915
  Rayonier, Inc. ...........................................         8,675        402,954
  *SPS Technologies, Inc. ..................................         4,150        196,710
  Standex International Corp. ..............................         8,400        198,240
                                                                              -----------
                                                                                5,410,987
                                                                              -----------
Manufacturing Equipment -- 1.4%
  Lawson Products, Inc. ....................................         6,200        181,660
  *Paxar Corp. .............................................        21,125        304,200
                                                                              -----------
                                                                                  485,860
                                                                              -----------
Medical Equipment & Supplies -- 2.1%
  Arrow International, Inc. ................................         4,975        191,040
  *Haemonetics Corp. .......................................        17,150        523,075
                                                                              -----------
                                                                                  714,115
                                                                              -----------
Oil & Gas -- 3.5%
  Noble Affiliates, Inc. ...................................        12,600        445,410
  Piedmont Natural Gas Co., Inc. ...........................        10,725        380,952
  Vectren Corp. ............................................        17,600        364,320
                                                                              -----------
                                                                                1,190,682
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Value Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Real Estate -- 3.4%
  *Avatar Holding, Inc. ....................................        12,900    $   296,700
  BRE Properties, Inc., Class A.............................        10,100        306,030
  First Industrial Realty Trust, Inc. ......................        12,242        393,458
  Prentiss Properties Trust.................................         5,700        149,910
                                                                              -----------
                                                                                1,146,098
                                                                              -----------
Retail - Clothing and Apparel -- 1.6%
  Brown Shoe Co., Inc. .....................................        14,500        261,725
  Russell Corp. ............................................        11,600        197,084
  *Unifi, Inc. .............................................        10,750         91,375
                                                                              -----------
                                                                                  550,184
                                                                              -----------
Retail Food Chains -- 2.3%
  *IHOP Corp. ..............................................        15,100        405,435
  *Steak n Shake Co. .......................................        38,900        359,825
                                                                              -----------
                                                                                  765,260
                                                                              -----------
Retail Merchandising -- 1.3%
  Casey's General Stores, Inc. .............................        34,400        447,200
                                                                              -----------
Semiconductors -- 2.8%
  *Axcelis Technologies, Inc. ..............................        41,500        614,200
  Pioneer-Standard Electronics, Inc. .......................        25,200        322,560
                                                                              -----------
                                                                                  936,760
                                                                              -----------
Software -- 0.6%
  *Progress Software Corp. .................................        12,050        195,210
                                                                              -----------
Transportation -- 1.7%
  Arnold Industries, Inc. ..................................        28,975        560,956
                                                                              -----------
Utilities -- 0.8%
  Peoples Energy Corp. .....................................         6,800        273,360
                                                                              -----------
    TOTAL COMMON STOCK (COST $27,679,761)...................                   32,102,461
                                                                              -----------

--------------------------------------------------------------------------------
Market Street Fund
All Pro Small Cap Value Portfolio

Statement of Net Assets, June 30, 2001 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                 SHARES         VALUE
-----------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 4.4%
  BlackRock Provident Institutional Funds -- TempCash.......       738,148    $   738,148
  BlackRock Provident Institutional Funds -- TempFund.......       738,139        738,139
                                                                              -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,476,287)..........                    1,476,287
                                                                              -----------
    TOTAL INVESTMENTS -- 99.5% (COST $29,156,048)...........                   33,578,748
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5%...............                      172,184
                                                                              -----------
NET ASSETS -- 100.0%
  (Equivalent to $10.01 per share based on 3,372,516 shares
    of capital stock outstanding)...........................                  $33,750,932
                                                                              ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($33,750,932/3,372,516 shares outstanding)................                  $     10.01
                                                                              ===========

* Non-Income producing.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

2001 Semi-Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

State Street Global Investments has managed this portfolio as a sub-adviser since inception on February 7, 2000. The performance of this large and important Portfolio has matched expectations. After fees, the Portfolio returned -6.84% for the six months ended June 30, 2001 versus -6.70% over the same period for the S&P 500 Index.

Clearly the first half of 2001 for the market in general was disappointing after a negative year in 2000. First half returns for the Wilshire 5000, a measure of the broad market, was also negative.

The largest sector holdings of the Portfolio include:

SECTOR                                                          %
------                                                        -----
Drugs and Health Care.......................................  10.5%
Communications..............................................   9.3%
Finance.....................................................   6.9%
Electronics.................................................   6.3%
Computers...................................................   6.2%
Banks.......................................................   5.6%
Software....................................................   5.2%
Retail Merchandising........................................   5.1%

The Portfolio exhibits the same general index characteristics as the overall S&P 500 Index, e.g., same price/earnings multiple, price/book multiple, yield, weighted average capitalization, and the five year historic and projected return on equity growth rates. During the second half of 2001 we expect the portfolio will continue to demonstrate performance similar to its benchmark. Volatility, however, will continue to be part of this market. We look forward to your continued support.

Sarah C. Lange, CFA
President

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 98.0%
Aerospace & Defense -- 1.2%
  Boeing Co. ...............................................       26,800    $  1,490,080
  General Dynamics Corp. ...................................        6,100         474,641
  Goodrich (B.F.) Co. ......................................        3,200         121,536
  Lockheed Martin Corp. ....................................       13,300         492,765
  Northrop Grumman Holdings Corp. ..........................        2,600         208,260
  Raytheon Co. .............................................       10,500         278,775
  United Technologies Corp. ................................       14,500       1,062,270
                                                                             ------------
                                                                                4,128,327
                                                                             ------------
Airlines -- 0.2%
  *AMR Corp. ...............................................        4,600         166,198
  Delta Air Lines, Inc. ....................................        3,800         167,504
  Southwest Airlines Co. ...................................       23,350         431,741
  *US Airways Group, Inc. ..................................        2,100          51,030
                                                                             ------------
                                                                                  816,473
                                                                             ------------
Apparel -- 0.1%
  Liz Claiborne, Inc. ......................................        1,700          85,765
  Nike, Inc., Class B.......................................        8,200         344,318
  *Reebok International Ltd. ...............................        1,700          54,315
                                                                             ------------
                                                                                  484,398
                                                                             ------------
Appliances -- 0.0%
  Black & Decker Corp. .....................................        2,700         106,542
                                                                             ------------
Automobiles -- 0.7%
  Ford Motor Co. ...........................................       56,332       1,382,951
  General Motors Corp. .....................................       16,952       1,090,861
                                                                             ------------
                                                                                2,473,812
                                                                             ------------
Automotive & Equipment -- 0.5%
  *AutoZone, Inc. ..........................................        3,500         131,250
  Cooper Tire & Rubber Co. .................................        2,500          35,500
  Dana Corp. ...............................................        4,700         109,698
  Delphi Automotive Systems Corp. ..........................       17,300         275,589
  Genuine Parts Co. ........................................        5,400         170,100
  Goodyear Tire & Rubber Co. ...............................        4,800         134,400
  Harley-Davidson, Inc. ....................................        9,400         442,552
  *Navistar International Corp. ............................        2,000          56,260
  TRW, Inc. ................................................        3,800         155,800
  Visteon Corp. ............................................        3,723          68,429
                                                                             ------------
                                                                                1,579,578
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Banks -- 5.6%
  AmSouth Bancorp...........................................       11,500    $    212,635
  Bank of America Corp. ....................................       49,300       2,959,479
  Bank of New York Co., Inc. ...............................       22,800       1,094,400
  Bank One Corp. ...........................................       35,600       1,274,480
  BB&T Corp. ...............................................       12,300         451,410
  Comerica, Inc. ...........................................        5,500         316,800
  Fifth Third Bancorp.......................................       17,785       1,067,989
  First Union Corp. ........................................       30,200       1,055,188
  Golden West Financial Corp. ..............................        4,800         308,352
  Huntington Bancshares, Inc. ..............................        7,810         127,693
  J.P. Morgan Chase & Co. ..................................       61,130       2,726,398
  KeyCorp...................................................       12,900         336,045
  Mellon Financial Corp. ...................................       14,700         676,200
  National City Corp. ......................................       18,900         581,742
  Northern Trust Corp. .....................................        6,900         431,250
  PNC Financial Services Group..............................        8,900         585,531
  Regions Financial Corp. ..................................        7,400         236,800
  SouthTrust Corp. .........................................       10,600         275,600
  SunTrust Banks, Inc. .....................................        9,200         595,976
  Synovus Financial Corp. ..................................        8,700         273,006
  Union Planters Corp. .....................................        4,500         196,200
  US Bancorp................................................       58,668       1,337,044
  Wells Fargo Co. ..........................................       52,600       2,442,218
  Zions Bancorp.............................................        2,800         165,200
                                                                             ------------
                                                                               19,727,636
                                                                             ------------
Beverages -- 2.1%
  Anheuser-Busch Cos., Inc. ................................       27,800       1,145,360
  Brown-Forman Corp., Class B...............................        2,100         134,274
  Coca-Cola Co. ............................................       76,600       3,447,000
  Coca-Cola Enterprises, Inc. ..............................       13,000         212,550
  Coors Adolph Co., Class B.................................        1,100          55,198
  Pepsi Bottling Group, Inc. ...............................        4,300         172,430
  PepsiCo, Inc. ............................................       45,200       1,997,840
                                                                             ------------
                                                                                7,164,652
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Broadcasting & Publishing -- 1.8%
  American Greetings Corp., Class A.........................        2,000    $     22,000
  *Clear Channel Communications, Inc. ......................       18,000       1,128,600
  Donnelley (R.R.) & Sons Co. ..............................        4,000         118,800
  Dow Jones & Co., Inc. ....................................        2,800         167,188
  Gannett, Inc. ............................................        8,100         533,790
  Harcourt General, Inc. ...................................        2,200         128,018
  Knight-Ridder, Inc. ......................................        2,400         142,320
  McGraw-Hill, Inc. ........................................        6,100         403,515
  Meredith Corp. ...........................................        1,600          57,296
  New York Times Co. .......................................        5,200         218,400
  Tribune Co. ..............................................        9,364         374,654
  *Viacom, Inc., Class B....................................       54,789       2,835,331
                                                                             ------------
                                                                                6,129,912
                                                                             ------------
Building & Building Supplies -- 0.2%
  Centex Corp. .............................................        1,800          73,350
  Masco Corp. ..............................................       13,900         346,944
  Pulte Corp. ..............................................        1,200          51,156
  Vulcan Materials Co. .....................................        3,100         166,625
                                                                             ------------
                                                                                  638,075
                                                                             ------------
Business & Consumer Services -- 1.5%
  Automatic Data Processing, Inc. ..........................       19,200         954,240
  *Cendant Corp. ...........................................       26,200         510,900
  Cintas Corp. .............................................        5,300         245,125
  *Concord EFS, Inc. .......................................        6,700         348,467
  *Convergys Corp. .........................................        5,300         160,325
  Deluxe Corp. .............................................        2,400          69,360
  Electronic Data Systems Corp. ............................       14,400         900,000
  Fluor Corp. ..............................................        2,300         103,845
  Interpublic Group of Cos., Inc. ..........................        9,400         275,890
  Moody's Corp. ............................................        5,000         167,500
  Omnicom Group, Inc. ......................................        5,700         490,200
  *Quintiles Transnational Corp. ...........................        3,600          90,900
  *Robert Half International, Inc. .........................        5,500         136,895
  *Sapient Corp. ...........................................        3,600          35,100
  *TMP Worldwide, Inc. .....................................        3,400         204,000
  *Yahoo!, Inc. ............................................       16,900         337,831
                                                                             ------------
                                                                                5,030,578
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Business Data Processing -- 0.1%
  *Fiserv, Inc. ............................................        3,900    $    249,522
                                                                             ------------
Business Equipment -- 0.1%
  Lexmark International Group, Inc., Class A................        4,000         269,000
                                                                             ------------
Chemicals & Allied Products -- 1.7%
  Air Products & Chemicals, Inc. ...........................        7,200         329,400
  Ashland, Inc. ............................................        2,200          88,220
  Dow Chemical Co. .........................................       27,666         919,895
  DuPont (E.I.) de Nemours & Co. ...........................       32,200       1,553,328
  Eastman Chemical Co. .....................................        2,400         114,312
  Ecolab, Inc. .............................................        4,100         167,977
  Engelhard Corp. ..........................................        3,900         100,581
  *F.M.C. Corp. ............................................        1,000          68,560
  Great Lakes Chemical Corp. ...............................        1,800          55,530
  *Hercules, Inc. ..........................................        3,200          36,160
  Pharmacia Corp. ..........................................       40,078       1,841,584
  Praxair, Inc. ............................................        4,900         230,300
  Rohm & Haas Co. ..........................................        6,800         223,720
  Sigma Aldrich Corp. ......................................        2,400          92,688
                                                                             ------------
                                                                                5,822,255
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications -- 9.3%
  *ADC Telecommunications, Inc. ............................       23,700    $    156,420
  ALLTEL Corp. .............................................        9,600         588,096
  *Andrew Corp. ............................................        2,600          47,970
  *AOL Time Warner, Inc. ...................................      136,750       7,247,750
  AT&T Corp. ...............................................      106,214       2,336,708
  *Avaya, Inc. .............................................        8,566         117,354
  BellSouth Corp. ..........................................       57,600       2,319,552
  CenturyTel, Inc. .........................................        4,300         130,290
  *Citizens Communications Co. .............................        8,200          98,646
  *Comcast Corp., Special Class A Non-Voting................       28,900       1,254,260
  *Comverse Technology, Inc. ...............................        5,200         296,920
  Corning Glass, Inc. ......................................       28,200         471,222
  *Global Crossing Ltd. ....................................       27,000         233,280
  *JDS Uniphase Corp. ......................................       40,300         503,750
  Lucent Technologies, Inc. ................................      104,500         647,900
  *Nextel Communications, Inc., Class A.....................       23,200         406,000
  Nortel Networks Corp. ....................................       99,100         900,819
  *Qualcomm, Inc. ..........................................       23,200       1,356,736
  Qwest Communications International, Inc. .................       51,123       1,629,290
  SBC Communications, Inc. .................................      103,600       4,150,216
  Scientific-Atlanta, Inc. .................................        4,900         198,940
  Sprint Corp. .............................................       27,100         578,856
  *Sprint Corp. (PCS Group).................................       28,600         690,690
  *Tellabs, Inc. ...........................................       12,600         244,188
  *Univision Communications, Inc., Class A..................        6,400         273,792
  Verizon Communications....................................       83,200       4,451,200
  *Worldcom, Inc. ..........................................       88,700       1,259,540
  *Worldcom, Inc. - MCI Group...............................          100           1,610
                                                                             ------------
                                                                               32,591,995
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Computers -- 6.2%
  *Apple Computer, Inc. ....................................       10,600    $    246,450
  *Cabletron Systems, Inc. .................................        5,700         130,245
  *Cisco Systems, Inc. .....................................      225,900       4,111,380
  Compaq Computer Corp. ....................................       52,000         805,480
  *Computer Sciences Corp. .................................        5,200         179,920
  *Dell Computer Corp. .....................................       80,300       2,099,845
  *EMC Corp. ...............................................       67,900       1,972,495
  *Gateway, Inc. ...........................................        9,900         162,855
  Hewlett Packard Co. ......................................       60,100       1,718,860
  International Business Machines Corp. ....................       53,500       6,045,500
  *NCR Corp. ...............................................        2,900         136,300
  *Network Appliance, Inc. .................................        9,600         131,520
  *Palm, Inc. ..............................................       17,318         105,120
  Pitney Bowes, Inc. .......................................        7,700         324,324
  *Siebel Systems, Inc. ....................................       14,000         656,600
  *Sun Microsystems, Inc. ..................................      100,500       1,579,860
  Symbol Technologies, Inc. ................................        6,600         146,520
  *Unisys Corp. ............................................        9,600         141,216
  *Veritas Software Corp. ..................................       12,200         811,666
                                                                             ------------
                                                                               21,506,156
                                                                             ------------
Consumer Products -- 1.5%
  Clorox Co. ...............................................        7,300         247,105
  Fortune Brands, Inc. .....................................        4,900         187,964
  Grainger (W.W.), Inc. ....................................        2,900         119,364
  Ingersoll Rand Co. .......................................        5,100         210,120
  Kimberly-Clark Corp. .....................................       16,500         922,350
  Maytag Corp. .............................................        2,400          70,224
  Newell Rubbermaid, Inc. ..................................        8,300         208,330
  Paccar, Inc. .............................................        2,500         128,550
  Pall Corp. ...............................................        3,700          87,061
  Procter & Gamble Co. .....................................       40,000       2,552,000
  Stanley Works, Inc. ......................................        2,700         113,076
  Timken Co. ...............................................        1,900          32,186
  Tupperware Corp. .........................................        1,700          39,831
  Whirlpool Corp. ..........................................        2,100         131,250
                                                                             ------------
                                                                                5,049,411
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Containers -- 0.1%
  Ball Corp. ...............................................          900    $     42,804
  Bemis Co., Inc. ..........................................        1,600          64,272
  *Pactiv Corp. ............................................        5,400          72,360
  *Sealed Air Corp. ........................................        2,600          96,850
                                                                             ------------
                                                                                  276,286
                                                                             ------------
Cosmetics and Toiletries -- 0.7%
  Alberto-Culver Co., Class B...............................        1,700          71,468
  Avon Products, Inc. ......................................        7,400         342,472
  Colgate-Palmolive Co. ....................................       17,300       1,020,527
  Gillette Co. .............................................       32,400         939,276
  International Flavors & Fragrances, Inc. .................        3,300          82,929
                                                                             ------------
                                                                                2,456,672
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Drugs & Health Care -- 10.5%
  Abbott Laboratories.......................................       47,700    $  2,290,077
  *Aetna, Inc. .............................................        4,200         108,654
  Allergan, Inc. ...........................................        4,000         342,000
  American Home Products Corp. .............................       40,300       2,355,132
  Bausch & Lomb, Inc. ......................................        1,600          57,984
  *Baxter International, Inc. ..............................       18,200         891,800
  Becton, Dickinson & Co. ..................................        7,800         279,162
  *Biogen, Inc. ............................................        4,500         244,620
  Bristol-Myers Squibb Co. .................................       59,800       3,127,540
  Cardinal Health, Inc. ....................................       13,700         945,300
  *Chiron Corp. ............................................        6,000         306,000
  CVS Corp. ................................................       12,100         467,060
  Eli Lilly & Co. ..........................................       34,700       2,567,800
  *Forest Laboratories, Inc. ...............................        5,400         383,400
  HCA - The Healthcare Co. .................................       16,500         745,635
  *HealthSouth Corp. .......................................       12,200         194,834
  *Humana, Inc. ............................................        5,000          49,250
  IMS Health, Inc. .........................................        9,100         259,350
  Johnson & Johnson.........................................       93,256       4,662,800
  *King Pharmaceuticals, Inc. ..............................        5,200         279,500
  McKesson HBOC, Inc. ......................................        8,800         326,656
  *Medimmune, Inc. .........................................        6,600         311,520
  Merck & Co., Inc. ........................................       70,600       4,512,046
  Pfizer, Inc. .............................................      194,525       7,790,726
  Schering Plough Corp. ....................................       44,900       1,627,176
  *Tenet Healthcare Corp. ..................................        9,900         510,741
  UnitedHealth Group, Inc. .................................        9,800         605,150
  *Watson Pharmaceuticals, Inc. ............................        3,200         197,248
  *Wellpoint Health Networks, Inc. .........................        2,000         188,480
                                                                             ------------
                                                                               36,627,641
                                                                             ------------
Electronic Instruments -- 0.2%
  *Analog Devices, Inc. ....................................       11,100         480,075
  *Conexant Systems, Inc. ..................................        7,000          62,650
                                                                             ------------
                                                                                  542,725
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Electronics -- 6.3%
  *Advanced Micro Devices, Inc. ............................       10,700    $    309,016
  *Agilent Technologies, Inc. ..............................       14,037         456,203
  Emerson Electric Co. .....................................       13,200         798,600
  General Electric Co. .....................................      306,500      14,941,875
  Johnson Controls, Inc. ...................................        2,700         195,669
  Linear Technology Corp. ..................................        9,900         437,778
  Molex, Inc. ..............................................        6,125         223,746
  Motorola, Inc. ...........................................       67,100       1,111,176
  PerkinElmer, Inc. ........................................        3,000          82,590
  *Power-One, Inc. .........................................        2,300          38,272
  RadioShack Corp. .........................................        5,700         173,850
  Rockwell International Corp. .............................        5,600         213,472
  *Sanmina Corp. ...........................................        9,400         220,054
  *Solectron Corp. .........................................       20,000         366,000
  *Tektronix, Inc. .........................................        2,800          76,020
  *Teradyne, Inc. ..........................................        5,300         175,430
  Texas Instruments, Inc. ..................................       53,400       1,682,100
  Thomas & Betts Corp. .....................................        1,700          37,519
  *Xilinx, Inc. ............................................       10,100         416,524
                                                                             ------------
                                                                               21,955,894
                                                                             ------------
Energy -- 2.3%
  *AES Corp. ...............................................       16,300         701,715
  *American Power Conversion Corp. .........................        6,000          94,500
  Chevron Corp. ............................................       19,800       1,791,900
  DTE Energy Co. ...........................................        5,100         236,844
  Dynegy, Inc., Class A.....................................        9,900         460,350
  FPL Group, Inc. ..........................................        5,500         331,155
  *Mirant Corp. ............................................       10,629         365,638
  Royal Dutch Petroleum Co. ................................       66,200       3,857,474
                                                                             ------------
                                                                                7,839,576
                                                                             ------------
Entertainment -- 0.5%
  *Walt Disney Co. .........................................       64,200       1,854,738
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance -- 6.9%
  Ambac Financial Group, Inc. ..............................        3,150    $    183,330
  American Express Co. .....................................       40,800       1,583,040
  Bear Stearns Companies, Inc. .............................        3,300         194,601
  Capital One Financial Corp. ..............................        6,400         384,000
  Citigroup, Inc. ..........................................      154,881       8,183,912
  Countrywide Credit Industries, Inc. ......................        3,500         160,580
  Equifax, Inc. ............................................        4,300         157,724
  First Data Corp. .........................................       12,100         777,425
  FleetBoston Financial Corp. ..............................       33,412       1,318,103
  Franklin Resources, Inc. .................................        8,100         370,737
  H & R Block, Inc. ........................................        2,800         180,740
  Hartford Financial Services, Inc. ........................        7,200         492,480
  Household International, Inc. ............................       14,300         953,810
  Lehman Brothers Holdings, Inc. ...........................        7,700         598,675
  MBNA Corp. ...............................................       26,600         876,470
  Merrill Lynch & Co., Inc. ................................       25,800       1,528,650
  Morgan Stanley Dean Witter & Co. .........................       34,300       2,203,089
  Paychex, Inc. ............................................       11,550         462,000
  Providian Financial Corp. ................................        8,800         520,960
  State Street Corp. .......................................       10,000         494,900
  Stilwell Financial, Inc. .................................        7,000         234,920
  T.Rowe Price Group, Inc. .................................        3,800         142,082
  USA Education, Inc. ......................................        5,000         365,000
  Wachovia Corp. ...........................................        6,500         462,475
  Washington Mutual, Inc. ..................................       27,000       1,013,850
                                                                             ------------
                                                                               23,843,553
                                                                             ------------
Finance - Investment & Other -- 1.4%
  Charles Schwab Corp. .....................................       42,450         649,485
  Charter One Financial, Inc. ..............................        6,335         202,087
  Fannie Mae................................................       30,800       2,622,620
  Freddie Mac...............................................       21,400       1,498,000
                                                                             ------------
                                                                                4,972,192
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Food & Food Distributors -- 2.2%
  Albertson's, Inc. ........................................       12,700    $    380,873
  Archer-Daniels Midland Co. ...............................       19,845         257,985
  Campbell Soup Co. ........................................       12,800         329,600
  ConAgra, Inc. ............................................       16,400         324,884
  General Mills, Inc. ......................................        8,800         385,264
  Heinz (H.J.) Co. .........................................       10,700         437,523
  Hershey Foods Corp. ......................................        4,300         265,353
  Kellogg Co. ..............................................       12,700         368,300
  *Kroger Co. ..............................................       25,400         635,000
  Quaker Oats Co. ..........................................        4,100         374,125
  Ralston Purina Group......................................        9,500         285,190
  *Safeway, Inc. ...........................................       15,400         739,200
  Sara Lee Corp. ...........................................       23,824         451,227
  *Starbucks Corp. .........................................       11,600         266,800
  Supervalu, Inc. ..........................................        4,300          75,465
  Sysco Corp. ..............................................       20,800         564,720
  Unilever N.V..............................................       17,600       1,048,432
  Wrigley (Wm.) Jr., Co. ...................................        7,000         327,950
                                                                             ------------
                                                                                7,517,891
                                                                             ------------
Home Furnishings/Housewares -- 0.0%
  Leggett & Platt, Inc. ....................................        6,100         134,383
                                                                             ------------
Hotel/Restaurants -- 0.2%
  Hilton Hotels Corp. ......................................       11,600         134,560
  Marriott International, Inc., Class A.....................        7,500         355,050
  Starwood Hotels & Resorts Worldwide, Inc. ................        5,800         216,224
                                                                             ------------
                                                                                  705,834
                                                                             ------------
Industrial Diversified -- 0.1%
  Parker-Hannifin Corp. ....................................        3,500         148,540
  Sherwin-Williams Co. .....................................        5,200         115,440
                                                                             ------------
                                                                                  263,980
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Insurance -- 4.2%
  AFLAC, Inc. ..............................................       16,400    $    516,436
  Allstate Corp. ...........................................       22,400         985,376
  American General Corp. ...................................       15,400         715,330
  American International Group, Inc. .......................       71,900       6,183,400
  Aon Corp. ................................................        8,000         280,000
  Chubb Corp. ..............................................        5,400         418,122
  Cigna Corp. ..............................................        4,700         450,354
  Cincinnati Financial Corp. ...............................        5,100         201,450
  *Conseco, Inc. ...........................................        9,900         135,135
  Jefferson-Pilot Corp. ....................................        4,700         227,104
  *John Hancock Financial Services, Inc. ...................        9,400         378,444
  Lincoln National Corp. ...................................        5,800         300,150
  Loews Corp. ..............................................        6,200         399,466
  Marsh & McLennan Cos., Inc. ..............................        8,500         858,500
  MBIA, Inc. ...............................................        4,650         258,912
  *MetLife, Inc. ...........................................       23,400         724,932
  MGIC Investment Corp. ....................................        3,300         239,712
  Progressive Corp. ........................................        2,300         310,937
  Safeco Corp. .............................................        4,000         118,000
  St. Paul Cos., Inc. ......................................        6,700         339,623
  Torchmark Corp. ..........................................        4,000         160,840
  UnumProvident Corp. ......................................        7,500         240,900
                                                                             ------------
                                                                               14,443,123
                                                                             ------------
Leisure & Amusements -- 0.3%
  Brunswick Corp. ..........................................        2,800          67,284
  Carnival Corp., Class A...................................       17,900         549,530
  *Harrah's Entertainment, Inc. ............................        3,600         127,080
  *Mattel, Inc. ............................................       13,200         249,744
                                                                             ------------
                                                                                  993,638
                                                                             ------------
Machinery & Heavy Equipment -- 0.3%
  Caterpillar, Inc. ........................................       10,500         525,525
  Deere & Co. ..............................................        7,300         276,305
  Dover Corp. ..............................................        6,400         240,960
  *McDermott International, Inc. ...........................        1,700          19,805
                                                                             ------------
                                                                                1,062,595
                                                                             ------------
Machinery & Instrumentation -- 0.0%
  Snap-On, Inc. ............................................        1,900          45,904
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Manufacturing -- 2.4%
  Alcan Aluminium Ltd. .....................................        9,900    $    415,998
  Alcoa, Inc. ..............................................       26,640       1,049,616
  Allegheny Technologies, Inc. .............................        2,800          50,652
  Cooper Industries, Inc. ..................................        2,900         114,811
  Crane Co. ................................................        1,900          58,900
  Cummins Engine Co., Inc. .................................        1,300          50,310
  Danaher Corp. ............................................        4,400         246,400
  Eaton Corp. ..............................................        2,200         154,220
  Honeywell International, Inc. ............................       24,600         860,754
  Millipore Corp. ..........................................        1,400          86,772
  Minnesota Mining & Manufacturing Co. .....................       12,200       1,392,020
  National Service Industries, Inc. ........................        1,400          31,598
  PPG Industries, Inc. .....................................        5,200         273,364
  Textron, Inc. ............................................        4,300         236,672
  Tyco International Ltd. ..................................       59,595       3,247,928
                                                                             ------------
                                                                                8,270,015
                                                                             ------------
Manufacturing Equipment -- 0.2%
  Illinois Tool Works, Inc. ................................        9,300         588,690
  ITT Industries, Inc. .....................................        2,700         119,475
  *Thermo Electron Corp. ...................................        5,300         116,706
                                                                             ------------
                                                                                  824,871
                                                                             ------------
Medical & Medical Services -- 0.6%
  *Amgen Corp. .............................................       32,000       1,941,760
  *Manor Care, Inc. ........................................        3,200         101,600
                                                                             ------------
                                                                                2,043,360
                                                                             ------------
Medical Equipment & Supplies -- 0.8%
  Applera Corp. ............................................        6,400         171,200
  Bard (C.R.), Inc. ........................................        1,600          91,120
  *Boston Scientific Corp. .................................       12,200         207,400
  *Guidant Corp. ...........................................        9,500         342,000
  Medtronic, Inc. ..........................................       37,100       1,706,971
  *Stryker Corp. ...........................................        6,000         329,100
                                                                             ------------
                                                                                2,847,791
                                                                             ------------
Medical Instruments -- 0.1%
  *Biomet, Inc. ............................................        5,400         259,524
  *St. Jude Medical, Inc. ..................................        2,600         156,000
                                                                             ------------
                                                                                  415,524
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Metals & Mining -- 0.2%
  Barrick Gold Corp. .......................................       12,300    $    186,345
  *Freeport-McMoRan Copper & Gold, Inc. ....................        5,100          56,355
  *Homestake Mining Co. ....................................        8,100          62,775
  *Inco Ltd. ...............................................        5,600          96,656
  Newmont Mining Corp. .....................................        6,100         113,521
  Phelps Dodge Corp. .......................................        2,500         103,750
  Placer Dome, Inc. ........................................       10,700         104,860
  Worthington Industries, Inc. .............................        2,700          36,720
                                                                             ------------
                                                                                  760,982
                                                                             ------------
Office Equipment & Supplies -- 0.2%
  Avery-Dennison Corp. .....................................        3,500         178,675
  *Staples, Inc. ...........................................       13,900         222,261
  Xerox Corp. ..............................................       20,800         199,056
                                                                             ------------
                                                                                  599,992
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Oil & Gas -- 4.9%
  Amerada Hess Corp. .......................................        2,800    $    226,240
  Anadarko Petroleum Corp. .................................        7,649         413,275
  *Apache Corp. ............................................        3,800         192,850
  Baker Hughes, Inc. .......................................       10,200         341,700
  Burlington Resources, Inc. ...............................        6,800         271,660
  Conoco, Inc., Class B.....................................       19,400         560,660
  Devon Energy Corp. .......................................        3,900         204,750
  El Paso Corp. ............................................       15,741         827,032
  EOG Resources, Inc. ......................................        3,500         124,425
  Exxon Mobil Corp. ........................................      106,500       9,302,775
  Kerr-McGee Corp. .........................................        3,000         198,810
  KeySpan Corp. ............................................        4,100         149,568
  Kinder Morgan, Inc. ......................................        3,600         180,900
  *Nabors Industries, Inc. .................................        4,500         167,400
  *Noble Drilling Corp. ....................................        4,000         131,000
  Occidental Petroleum Corp. ...............................       11,500         305,785
  Oneok, Inc. ..............................................        1,800          35,460
  Phillips Petroleum Co. ...................................        7,900         450,300
  Sunoco, Inc. .............................................        2,600          95,238
  Texaco, Inc. .............................................       17,000       1,132,200
  Tosco Corp. ..............................................        4,500         198,225
  Transocean Sedco Forex, Inc. .............................        9,700         400,125
  Unocal Corp. .............................................        7,500         256,125
  USX-Marathon Group, Inc. .................................        9,700         286,247
  Williams Cos., Inc. ......................................       14,800         487,660
                                                                             ------------
                                                                               16,940,410
                                                                             ------------
Oil Equipment & Services -- 0.4%
  Halliburton Co. ..........................................       13,200         469,920
  *Rowan Cos., Inc. ........................................        2,900          64,090
  Schlumberger Ltd. ........................................       17,700         931,905
                                                                             ------------
                                                                                1,465,915
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Paper & Forest Products -- 0.4%
  Boise Cascade Corp. ......................................        1,700    $     59,789
  Georgia Pacific Corp. ....................................        6,992         236,679
  International Paper Co. ..................................       14,921         532,680
  Louisiana-Pacific Corp. ..................................        3,700          43,401
  Mead Corp. ...............................................        3,100          84,134
  Potlatch Corp. ...........................................          900          30,969
  Temple Inland, Inc. ......................................        1,700          90,593
  Westvaco Corp. ...........................................        3,100          75,299
  Willamette Industries, Inc. ..............................        3,500         173,250
                                                                             ------------
                                                                                1,326,794
                                                                             ------------
Photography Equipment & Supplies -- 0.1%
  Eastman Kodak Co. ........................................        8,900         415,452
                                                                             ------------
Railroads -- 0.4%
  Burlington Northern Santa Fe Corp. .......................       12,000         362,040
  CSX Corp. ................................................        6,700         242,808
  Norfolk Southern Corp. ...................................       11,900         246,330
  Union Pacific Corp., Series A.............................        7,700         422,807
                                                                             ------------
                                                                                1,273,985
                                                                             ------------
Real Estate -- 0.1%
  Weyerhaeuser Co. .........................................        6,700         368,299
                                                                             ------------
Residential Construction -- 0.0%
  KB HOME...................................................        1,500          45,255
                                                                             ------------
Restaurants -- 0.4%
  Darden Restaurants, Inc. .................................        3,700         103,230
  *McDonald's Corp. ........................................       39,800       1,076,988
  *Tricon Global Restaurants, Inc. .........................        4,500         197,550
  Wendy's International, Inc. ..............................        3,700          94,498
                                                                             ------------
                                                                                1,472,266
                                                                             ------------
Retail - Clothing and Apparel -- 0.3%
  Gap, Inc. ................................................       26,200         759,800
  VF Corp. .................................................        3,600         130,968
                                                                             ------------
                                                                                  890,768
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail Merchandising -- 5.1%
  *Bed, Bath & Beyond, Inc. ................................        8,800    $    264,000
  *Best Buy Co., Inc. ......................................        6,300         400,176
  *Big Lots, Inc. ..........................................        3,200          43,776
  Circuit City Stores, Inc. ................................        6,300         113,400
  *Costco Wholesale Corp. ..................................       13,800         566,904
  Dillard's, Inc., Class A..................................        3,100          47,337
  Dollar General Corp. .....................................       10,375         202,313
  *Federated Department Stores, Inc. .......................        6,000         255,000
  Hasbro, Inc. .............................................        5,400          78,030
  Home Depot, Inc. .........................................       72,000       3,351,600
  *KMart Corp. .............................................       15,200         174,344
  *Kohls Corp. .............................................       10,200         639,846
  Limited, Inc. ............................................       13,000         214,760
  Longs Drug Stores, Inc. ..................................        1,200          25,860
  Lowe's Cos., Inc. ........................................       11,800         856,090
  May Department Stores Co. ................................        9,200         315,192
  Nordstrom, Inc. ..........................................        4,200          77,910
  *Office Depot, Inc. ......................................        9,100          94,458
  Penney (J.C.) Co., Inc. ..................................        8,100         213,516
  Sears, Roebuck & Co. .....................................       10,200         431,562
  Target Corp. .............................................       27,600         954,960
  Tiffany & Co., Inc. ......................................        4,600         166,612
  TJX Cos., Inc. ...........................................        8,600         274,082
  *Toys "R" Us, Inc. .......................................        6,100         150,975
  Wal-Mart Stores, Inc. ....................................      137,700       6,719,760
  Walgreen Co. .............................................       31,300       1,068,895
  Winn-Dixie Stores, Inc. ..................................        4,600         120,198
                                                                             ------------
                                                                               17,821,556
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Semiconductors -- 3.1%
  *Altera Corp. ............................................       12,200    $    353,800
  *Applied Materials, Inc. .................................       25,000       1,227,500
  *Applied Micro Circuits Corp. ............................        9,200         158,240
  *Broadcom Corp., Class A..................................        8,000         342,080
  Intel Corp. ..............................................      207,400       6,066,450
  *Jabil Circuit, Inc. .....................................        5,800         178,988
  *KLA-Tencor Corp. ........................................        5,700         333,279
  *LSI Logic Corp. .........................................       11,100         208,680
  *Maxim Integrated Products, Inc. .........................        9,900         437,679
  *Micron Technology, Inc. .................................       18,200         748,020
  *National Semiconductor Corp. ............................        5,300         154,336
  *Novellus Systems, Inc. ..................................        4,300         244,197
  *QLogic Corp. ............................................        2,900         186,905
  *Vitesse Semiconductors Corp. ............................        5,700         119,928
                                                                             ------------
                                                                               10,760,082
                                                                             ------------
Software -- 5.2%
  Adobe Systems, Inc. ......................................        7,400         347,800
  Autodesk, Inc. ...........................................        1,900          70,870
  *BMC Software, Inc. ......................................        7,600         171,304
  *BroadVision, Inc. .......................................        8,100          40,500
  *Citrix Systems, Inc. ....................................        5,600         195,440
  Computer Associates International, Inc. ..................       17,800         640,800
  *Compuware Corp. .........................................       11,200         156,688
  *Intuit, Inc. ............................................        6,200         247,938
  *Mercury Interactive Corp. ...............................        2,500         149,750
  *Microsoft Corp. .........................................      166,100      12,125,300
  *Novell, Inc. ............................................       10,200          58,038
  *Oracle Corp. ............................................      173,200       3,290,800
  *Parametric Technology Corp. .............................        8,400         117,516
  *PeopleSoft, Inc. ........................................        9,000         443,070
                                                                             ------------
                                                                               18,055,814
                                                                             ------------
Steel -- 0.1%
  Nucor Corp. ..............................................        2,400         117,336
  USX-U.S. Steel Group, Inc. ...............................        2,900          58,435
                                                                             ------------
                                                                                  175,771
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Tobacco -- 1.0%
  Philip Morris Cos., Inc. .................................       67,700    $  3,435,775
  UST, Inc. ................................................        5,000         144,300
                                                                             ------------
                                                                                3,580,075
                                                                             ------------
Travel -- 0.1%
  *Sabre Holdings Corp. ....................................        4,068         203,400
                                                                             ------------
Trucking -- 0.1%
  *FDX Corp. ...............................................        9,500         381,900
  Ryder System, Inc. .......................................        2,000          39,200
                                                                             ------------
                                                                                  421,100
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Utilities -- 2.6%
  Allegheny Energy, Inc. ...................................        3,800    $    183,350
  Ameren Corp. .............................................        4,300         183,610
  American Electric Power Co. ..............................        9,960         459,853
  *Calpine Corp. ...........................................        9,200         347,760
  Cinergy Corp. ............................................        5,000         174,750
  CMS Energy Corp. .........................................        4,000         111,400
  Consolidated Edison, Inc. ................................        6,500         258,700
  Constellation Energy Group................................        5,000         213,000
  Dominion Resources, Inc. .................................        7,600         456,988
  Duke Energy Corp. ........................................       23,900         932,339
  Edison International......................................       10,300         114,845
  Enron Corp. ..............................................       23,000       1,127,000
  Entergy Corp. ............................................        6,900         264,891
  Exelon Corp. .............................................        9,812         629,145
  FirstEnergy Corp. ........................................        6,900         221,904
  GPU, Inc. ................................................        3,900         137,085
  *Niagara Mohawk Holdings, Inc. ...........................        4,900          86,681
  Nicor, Inc. ..............................................        1,300          50,674
  NiSource, Inc. ...........................................        6,264         171,195
  Peoples Energy Corp. .....................................        1,100          44,220
  *PG&E Corp. ..............................................       12,000         134,400
  Pinnacle West Capital Corp. ..............................        2,700         127,980
  PP&L Corp. ...............................................        4,500         247,500
  Progress Energy, Inc. ....................................        6,326         284,164
  Public Service Enterprise Group, Inc. ....................        6,600         322,740
  Reliant Energy, Inc. .....................................        9,200         296,332
  Sempra Energy.............................................        6,207         169,699
  Southern Co. .............................................       20,700         481,275
  TXU Corp. ................................................        7,900         380,701
  Xcel Energy, Inc. ........................................       10,380         295,311
                                                                             ------------
                                                                                8,909,492
                                                                             ------------
Waste Management -- 0.2%
  *Allied Waste Industries, Inc. ...........................        5,900         110,212
  *Waste Management, Inc. ..................................       19,000         585,580
                                                                             ------------
                                                                                  695,792
                                                                             ------------
    TOTAL COMMON STOCK (COST $394,306,386)..................                  339,889,708
                                                                             ------------

--------------------------------------------------------------------------------
Market Street Fund
Equity 500 Index Portfolio

Statement of Net Assets, June 30, 2001 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                          SHARES         VALUE
-----------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 1.8%
  BlackRock Provident Institutional Funds -- TempCash.......    3,099,777    $  3,099,777
  BlackRock Provident Institutional Funds -- TempFund.......    3,099,777       3,099,777
                                                                             ------------
    TOTAL SHORT TERM INVESTMENTS (COST $6,199,554)..........                    6,199,554
                                                                             ------------
    TOTAL INVESTMENTS -- 99.8% (COST $400,505,940)..........                  346,089,262
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%...............                      835,920
                                                                             ------------
NET ASSETS -- 100.0%
  (Equivalent to $8.62 per share based on 40,250,274 shares
    of capital stock outstanding)...........................                 $346,925,182
                                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($346,925,182/40,250,274 shares outstanding)..............                 $       8.62
                                                                             ============

* Non-Income Producing.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
International Portfolio

2001 Semi-Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

The total return for the International Portfolio for the six months ended June 30, 2001 was -7.02%. This performance substantially exceeded by more than 7% the -14.87% return of the Morgan Stanley EAFE Index, our benchmark index.

The Boston Company, LLC is the sub-adviser that performs the day-to-day management of the Portfolio. The firm employs a disciplined approach to global value investing that it believes leads to outperformance with reduced volatility.

International value stocks continued to outperform growth stocks in the first half, as was true of the U.S. equity markets. In the first half, international investors became more defensive in the face of a slowing world economy.

Most of the Portfolio's first half out-performance is due to its value-style bias. Individual stock selection was especially strong in information technology stocks (Philips Electronics N.V., Creative Technology), telecommunication services stocks (Hellenic Telecom, Portugal Telecom), and financial stocks (BNP, National Australia Bank).

The role of individual country selection as a key determinant of international equity performance has been declining. The sub-adviser continues to underweight Japan versus the EAFE Index, although the Portfolio benefited from stock selection in the financial sector in that country.

The largest country holdings of the Portfolio include:

                                                          APPROXIMATE
MANAGER                                                   PORTFOLIO %
-------                                                   -----------
Japan...................................................    20.3%
United Kingdom..........................................    19.3%
Germany.................................................     8.2%
France..................................................     7.7%
Netherlands.............................................     7.5%
Switzerland.............................................     6.5%
Italy...................................................     5.2%

Looking forward, the sub-adviser has become more cautious in its expectations for European earnings. The extent of the U.S. weakness has not been fully understood by European managers. We expect more profit warnings, particularly from European companies with high U.S. exposure. The slow down in the telecom sector and the economic weakness in the region have hurt telecommunications, banks and utilities.

The market has favored value stocks, principally due to the earnings uncertainty and the associated risk attributable to high P/E stocks in such an environment. Meanwhile, lower P/E and P/B stocks have been able to weather earnings surprises more easily as a result of their already depressed valuations. This is an attractive time for value investing through rigorous analysis. The focus will continue to be on companies with inexpensive multiples, sound fundamentals and improving earnings momentum to generate enhanced returns for the Portfolio. We look forward to your continued support.

Sarah C. Lange, CFA
President

--------------------------------------------------------------------------------
Market Street Fund
International Portfolio

Statement of Net Assets, June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK -- 95.8%
Australia -- 2.5%
  *Goodman Fielder Ltd. ....................................      410,274    $   244,738
  *National Australia Bank Ltd. ............................       57,814      1,029,681
  *Santos Ltd. .............................................      177,500        585,332
                                                                             -----------
                                                                               1,859,751
                                                                             -----------
Belgium -- 1.2%
  Dexia Belgium.............................................       56,660        898,893
                                                                             -----------
Brazil -- 1.0%
  *Petroleo Brasileiro SA ADR...............................       14,200        332,138
  *Telecomunicacoes Brasileiras SA ADR......................        8,211        383,864
                                                                             -----------
                                                                                 716,002
                                                                             -----------
Finland -- 0.7%
  *Kesko Oyj................................................       38,900        278,271
  *Sampo Oyj................................................       31,800        270,555
                                                                             -----------
                                                                                 548,826
                                                                             -----------
France -- 7.7%
  *Air France...............................................       24,810        399,064
  *Alstom SA................................................       18,185        505,874
  Assurances Generales de France............................        8,778        488,228
  Banque Nationale de Paris.................................       11,710      1,019,088
  *Bongrain.................................................        9,316        361,208
  *Compagnie de Saint Gobain................................        2,870        389,959
  *Dexia Strips.............................................       45,100            382
  *Michelin-(CGDE)..........................................       23,133        731,841
  *Societe Generale.........................................        3,492        206,787
  *Total Fina SA ADR........................................    16,641...      1,168,198
  Usinor Sacilor............................................       34,400        360,821
                                                                             -----------
                                                                               5,631,450
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
International Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Germany -- 8.2%
  *Bayer AG.................................................       26,056    $ 1,014,676
  *Commerzbank AG...........................................       33,690        851,348
  Deutsche Lufthansa AG.....................................       28,320        450,726
  Deutsche Post AG..........................................       53,660        849,482
  *HypoVereinsbank AG.......................................        9,260        452,323
  *Merck KGAA AG............................................        9,950        349,569
  *Metallgesellschaft AG....................................       29,295        297,851
  Veba AG...................................................       23,024      1,196,771
  Volkswagen AG.............................................       11,820        552,355
                                                                             -----------
                                                                               6,015,101
                                                                             -----------
Greece -- 1.0%
  Hellenic Telecommunications Organization SA ADR...........      108,295        694,171
                                                                             -----------
Hong Kong -- 1.2%
  *Hong Kong Electric.......................................      127,733        491,304
  *Swire Pacific Ltd., Class A..............................       82,000        424,738
                                                                             -----------
                                                                                 916,042
                                                                             -----------
India -- 0.4%
  *Videsh Sanchar Nigam Ltd. SP ADR.........................       19,500        261,300
                                                                             -----------
Ireland -- 1.4%
  *Bank of Ireland..........................................      107,855      1,068,284
                                                                             -----------
Italy -- 5.2%
  Banca Popolare di Bergamo Credito Varesino Spa............       30,620        502,885
  *Beni Stabili Spa.........................................       23,512         10,828
  Eni Spa...................................................       93,000      1,133,724
  *Finmeccanica Spa.........................................      824,640        748,378
  Istituto Bancario San Paolo di Torino Spa.................       34,972        448,238
  Telecom Italia Spa........................................      198,540        947,958
                                                                             -----------
                                                                               3,792,011
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
International Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Japan -- 20.3%
  *77 Bank Ltd. ............................................      101,000    $   570,939
  *Aiful Corp. .............................................        8,050        726,152
  *Aioi Insurance Co. Ltd. .................................       87,000        289,499
  Canon, Inc. ..............................................       33,000      1,333,594
  *Credit Saison Co. .......................................    57,500...      1,396,979
  *Fuji Machine Mfg. Co. Ltd. ..............................       23,000        421,399
  *Honda Motor Co. Ltd. ....................................       19,000        834,860
  *Konami Co. Ltd. .........................................       11,300        515,549
  *Lawson, Inc. ............................................       14,600        538,505
  Mabuchi Motor Co. Ltd. ...................................        8,200        840,280
  *Marubeni Corp. ..........................................      338,000        650,440
  *Matsumotokiyoshi Co. Ltd. ...............................       18,700        721,217
  Mineba Co. Ltd............................................       82,000        539,804
  *Murata Manufacturing Co. Ltd. ...........................        4,000        262,998
  *Nippon Express Co. Ltd. .................................      207,000        934,454
  *Nippon Telegraph & Telephone Corp. ......................          220        114,661
  *Nishimatsu Construction Co. Ltd. ........................      102,000        394,209
  *Nissan Motor Co. Ltd. ...................................       44,000        303,763
  *Rinnai Corp. ............................................       34,400        670,261
  *Rohm Co. Ltd. ...........................................        3,400        527,520
  *Sankyo Co. Ltd. .........................................       25,000        451,026
  *Shin-Etsu Chemical Co. Ltd. .............................       18,000        661,024
  *Shohkoh Fund & Co. Ltd. .................................        1,950        318,653
  *Sumitomo Bakelite Co. Ltd. ..............................       10,000         76,254
  *TDK Corp. ...............................................        8,200        382,005
  *Yamanouchi Pharmaceuticals Co. Ltd. .....................       13,000        364,830
                                                                             -----------
                                                                              14,840,875
                                                                             -----------
Korea -- 1.1%
  *Korea Electric Power ADR.................................       36,400        345,800
  Pohang Iron & Steel Co. Ltd. ADR..........................       24,760        488,267
                                                                             -----------
                                                                                 834,067
                                                                             -----------
Mexico -- 0.3%
  Telefonos de Mexico SA ADR................................        5,316        186,539
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
International Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Netherlands -- 7.5%
  *ABN Amro Holding.........................................       58,104    $ 1,091,504
  *Akzo Nobel N.V. .........................................       16,950        717,466
  *Buhrmann N.V. ...........................................       34,209        322,616
  Fortis N.V. ..............................................       48,660      1,183,092
  *Hunter Douglas N.V. .....................................       23,216        650,537
  Philips Electronics N.V. .................................       28,250        746,648
  *Stork N.V. ..............................................       36,369        397,176
  *Vedior N.V. .............................................       45,751        414,424
                                                                             -----------
                                                                               5,523,463
                                                                             -----------
New Zealand -- 0.4%
  Telecom Corporation of New Zealand Ltd. ..................      121,979        275,974
                                                                             -----------
Norway -- 0.2%
  *Statoil ASA..............................................       21,690        160,313
                                                                             -----------
Portugal -- 1.5%
  *Electricidade de Portugal SA.............................      178,620        426,423
  *Portugal Telecom Rights..................................      100,930         13,671
  *Portugal Telecom SA......................................       90,930        634,302
                                                                             -----------
                                                                               1,074,396
                                                                             -----------
Singapore -- 2.2%
  *Creative Technology Ltd. ADR.............................       34,950        295,677
  *DBS Group Holdings Ltd. .................................      158,000      1,162,052
  *Overseas Chinese Banking Corp. ..........................       24,000        156,755
                                                                             -----------
                                                                               1,614,484
                                                                             -----------
Spain -- 4.1%
  *Banco Popular Espanol SA.................................       19,450        679,871
  *Endesa SA................................................       77,396      1,234,415
  *Repsol ADR...............................................       66,670      1,110,722
                                                                             -----------
                                                                               3,025,008
                                                                             -----------
Sweden -- 1.4%
  *Autoliv, Inc. SDR........................................    39,060...        671,034
  *Investor AB - B Shares...................................       28,370        360,977
                                                                             -----------
                                                                               1,032,011
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
International Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCK (CONTINUED)
Switzerland -- 6.5%
  *Barry Callebaut AG - Registered Shares...................        4,258    $   502,237
  *Clariant AG - Registered Shares..........................       24,600        591,955
  *Givaudan AG - Registered Shares..........................        1,750        485,367
  *Novartis AG - Registered Shares..........................       17,600        636,982
  Swisscom AG - Registered Shares...........................        2,300        547,695
  *United Bank of Switzerland - Registered Shares...........        8,330      1,193,410
  *Zurich Financial Services - Registered Shares............        2,260        770,790
                                                                             -----------
                                                                               4,728,436
                                                                             -----------
Taiwan -- 0.5%
  Taiwan Semiconductor Manufacturing Co. Ltd. ADR...........       24,612        373,856
                                                                             -----------
United Kingdom -- 19.3%
  Allied Domecq Plc.........................................    130,600..        814,149
  *Barclays Plc.............................................       35,019      1,073,673
  *BOC Group Plc............................................       53,500        782,527
  British Aerospace Plc.....................................      219,041      1,048,949
  *Bunzl Plc................................................      183,763      1,256,048
  *Diageo Plc...............................................       90,487        992,642
  *Enterprise Oil Plc.......................................       98,230        817,858
  *Morgan Crucible Co. Plc..................................      202,249        910,224
  *Rexam Plc................................................      240,180      1,043,776
  *Rio Tinto Plc............................................       45,333        804,611
  *Royal & Sun Alliance Insurance Group Plc.................      207,873      1,564,098
  *Safeway Plc..............................................        3,420         19,372
  *Scottish and Southern Energy Plc.........................       78,690        741,492
  *Unilever Plc.............................................      160,690      1,353,716
  *Wolseley Plc.............................................      119,592        893,118
                                                                             -----------
                                                                              14,116,253
                                                                             -----------
    TOTAL COMMON AND PREFERRED STOCK (COST $72,735,097).....                  70,187,506
                                                                             -----------
SHORT TERM INVESTMENTS -- 1.8%
  BlackRock Provident Institutional Funds -- TempCash.......      631,585        631,585
  BlackRock Provident Institutional Funds -- TempFund.......      631,585        631,585
                                                                             -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,263,170)..........                   1,263,170
                                                                             -----------
    TOTAL INVESTMENTS -- 97.6% (COST $73,998,267)...........                  71,450,676
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.4%...............                   1,779,158
                                                                             -----------

--------------------------------------------------------------------------------
Market Street Fund
International Portfolio

Statement of Net Assets, June 30, 2001 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                                         VALUE
----------------------------------------------------------------------------------------
NET ASSETS -- 100.0%
  (Equivalent to $11.86 per share based on 6,174,733 shares of capital
    stock outstanding)...................................................    $73,229,834
                                                                             ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($73,229,834/6,174,733 shares outstanding).............................    $     11.86
                                                                             ===========

* Non-Income producing.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

2001 Semi-Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

The total return for the Mid Cap Growth Portfolio for the six months ended June 30, 2001 was -2.93%. This performance lagged the 0.97% return of the S&P 400 Index, our benchmark index.

T. Rowe Price began management of the Mid Cap Growth Portfolio as a sub-adviser on January 29, 2001. Prior to that date, another investment adviser managed the Portfolio. The first quarter witnessed the restructuring of this portfolio from a small cap portfolio to a mid cap growth portfolio, benchmarked to the S&P 400 Index.

The Portfolio's top-contributing sectors were consumer (led by hard goods retailers) and financial (led by insurance). Compared with the S&P MidCap 400 Index, our stock selection in the business services and financial sectors was strong, but overweighting and relatively poor stock selection in technology hurt performance.

Our best contributors during the period included biotechnology company -- Gilead Sciences, computer game designer -- Electronic Arts, and electronic payment processing firm -- Concord EFS. The largest detractors were biotechnology research tools maker -- Waters Corporation, web-hosting firm -- Exodus Communications, e-business software provider -- NetIQ, competitive local phone upstart -- McLeodUSA, and wireless communications tower company -- Crown Castle International.

The largest sector holdings of the Portfolio include:

SECTOR                                                          %
------                                                        -----
Business & Consumer Services................................  15.5%
Drugs & Health Care.........................................  14.6%
Communications..............................................   8.8%
Semiconductors..............................................   5.6%

We believe that mid-cap stocks are still very attractive relative to larger cap stocks based on earnings growth potential and favorable valuations. We are also encouraged that after a period of rampant speculation, the market has rediscovered fundamentals, and long-term investing is fashionable again. We believe the Portfolio is well positioned to achieve attractive returns in the years ahead. We look forward to your continued support.

Sarah C. Lange, CFA
President

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

Statement of Net Assets, June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK -- 93.1%
Agriculture -- 0.2%
  *Monsanto Co. ............................................      4,400    $   162,800
                                                                           -----------
Banks -- 1.0%
  North Fork Bancorp, Inc. .................................     25,000        775,000
  *Silicon Valley Bancshares................................      8,100        178,200
                                                                           -----------
                                                                               953,200
                                                                           -----------
Business & Consumer Services -- 15.5%
  *Affiliated Computer Services, Inc. ......................     26,000      1,869,660
  *BISYS Group, Inc. .......................................     18,100      1,067,900
  *Catalina Marketing Corp. ................................     23,500        716,985
  *Ceridian Corp. ..........................................     29,400        563,598
  *ChoicePoint, Inc. .......................................      9,900        416,295
  *Concord EFS, Inc. .......................................     43,300      2,252,033
  *HomeStore.com, Inc. .....................................     18,500        646,760
  *Internet Security Systems, Inc. .........................     12,100        587,576
  *Iron Mountain, Inc. .....................................     15,800        708,472
  *KPMG Consulting, Inc. ...................................     45,800        703,030
  *Lamar Advertising Co. ...................................     24,800      1,091,200
  Manpower, Inc. ...........................................     33,300        995,670
  *Robert Half International, Inc. .........................     56,000      1,393,840
  *TMP Worldwide, Inc. .....................................     11,000        660,000
  *VeriSign, Inc. ..........................................     15,900        954,159
  Viad Corp. ...............................................     22,100        583,440
  *Willis Group Holdings....................................      2,000         35,500
                                                                           -----------
                                                                            15,246,118
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Communications -- 8.8%
  *Adelphia Communications Corp., Class A...................     14,500    $   594,500
  *Allegiance Telecom, Inc. ................................     45,500        682,045
  *Brocade Communications Systems, Inc. ....................      5,100        224,349
  *Charter Communications, Inc., Class A....................     36,700        856,945
  *CNET Networks, Inc. .....................................     16,100        209,300
  *Cox Radio, Inc., Class A.................................     26,500        738,025
  *Crown Castle International Corp. ........................     33,000        541,200
  *Entercom Communications Corp. ...........................      6,000        321,660
  *L-3 Communications Corp. ................................      8,800        671,440
  *McLeodUSA, Inc. .........................................     14,600         67,014
  Newport Corp. ............................................      5,000        132,500
  *Rogers Communications, Inc. .............................     37,500        568,125
  *Sonus Networks, Inc. ....................................     13,200        308,352
  *Triton PCS Holdings, Inc., Class A.......................     24,300        996,300
  *Western Wireless Corp., Class A..........................     39,600      1,702,800
                                                                           -----------
                                                                             8,614,555
                                                                           -----------
Computers -- 1.6%
  *ONI Systems Corp. .......................................      8,800        245,520
  *RealNetworks, Inc. ......................................     22,100        259,675
  *SunGard Data Systems, Inc. ..............................     34,600      1,038,346
                                                                           -----------
                                                                             1,543,541
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Drugs & Health Care -- 14.6%
  *Alkermes, Inc. ..........................................     11,000    $   386,100
  Allergan, Inc. ...........................................     12,500      1,068,750
  *AmeriSource Health Corp., Class A........................     39,500      2,184,350
  *Cephalon, Inc. ..........................................     14,900      1,050,450
  *Gilead Sciences, Inc. ...................................     25,200      1,466,388
  *Health Management Associates, Inc., Class A..............     36,200        761,648
  *Human Genome Sciences, Inc. .............................      7,000        421,750
  *IDEC Pharmaceuticals Corp. ..............................     10,400        703,976
  *IVAX Corp. ..............................................      5,900        230,100
  *King Pharmaceuticals, Inc. ..............................     25,000      1,343,750
  *Medimmune, Inc. .........................................     25,000      1,180,000
  *Shire Pharmaceuticals Group..............................     18,500      1,026,750
  Teva Pharmaceutical Industries Ltd., ADR..................     11,800        735,140
  Vertex Pharmaceuticals, Inc. .............................      3,700        183,150
  *WebMD Corp. .............................................      7,500         52,500
  *Wellpoint Health Networks, Inc. .........................     16,200      1,526,688
                                                                           -----------
                                                                            14,321,490
                                                                           -----------
Electronic Instruments -- 0.7%
  *Analog Devices, Inc. ....................................     16,900        730,925
                                                                           -----------
Electronics -- 2.0%
  *Celestica, Inc. .........................................      5,800        298,700
  *Flextronics International Ltd. ..........................     28,400        741,524
  *Sanmina Corp. ...........................................     20,700        484,587
  *Xilinx, Inc. ............................................     11,000        453,640
                                                                           -----------
                                                                             1,978,451
                                                                           -----------
Energy -- 0.6%
  *Aquila, Inc. ............................................     16,900        416,585
  *Peabody Energy Corp. ....................................      5,100        167,025
                                                                           -----------
                                                                               583,610
                                                                           -----------
Finance -- 2.0%
  Capital One Financial Corp. ..............................     10,300        618,000
  *Equifax, Inc. ...........................................      5,300        194,404
  Franklin Resources, Inc. .................................     26,000      1,190,020
                                                                           -----------
                                                                             2,002,424
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance - Investment & Other -- 4.9%
  *E*Trade Group, Inc. .....................................     17,600    $   113,520
  Federated Investors, Inc., Class B........................     43,000      1,384,600
  Heller Financial, Inc. ...................................     27,400      1,096,000
  *Instinet Group Corp. ....................................      3,400         63,376
  *Legg Mason, Inc. ........................................      3,700        184,112
  Waddell & Reed Financial, Inc. ...........................     62,806      1,994,090
                                                                           -----------
                                                                             4,835,698
                                                                           -----------
Food & Food Distributors -- 1.3%
  Sysco Corp. ..............................................     15,000        407,250
  *Whole Foods Market, Inc. ................................     31,400        850,940
                                                                           -----------
                                                                             1,258,190
                                                                           -----------
Healthcare Services -- 1.3%
  *Abgenix, Inc. ...........................................      5,100        229,500
  *Laboratory Corp. of America Holdings.....................     14,200      1,091,980
                                                                           -----------
                                                                             1,321,480
                                                                           -----------
Industrial -- 0.3%
  *MSC Industrial Direct Co., Inc. .........................     17,500        304,500
                                                                           -----------
Insurance -- 4.1%
  ACE Ltd. .................................................     22,000        859,980
  MGIC Investment Corp. ....................................      7,300        530,272
  Progressive Corp. ........................................      7,400      1,000,406
  Protective Life Corp. ....................................     18,500        635,845
  Radian Group, Inc. .......................................     24,200        978,890
                                                                           -----------
                                                                             4,005,393
                                                                           -----------
Machinery & Heavy Equipment -- 0.4%
  Dover Corp. ..............................................     10,800        406,620
                                                                           -----------
Manufacturing -- 1.0%
  Danaher Corp. ............................................     11,000        616,000
  Teleflex, Inc. ...........................................      9,600        422,400
                                                                           -----------
                                                                             1,038,400
                                                                           -----------
Manufacturing Equipment -- 0.9%
  ITT Industries, Inc. .....................................     19,200        849,600
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Medical & Medical Services -- 2.4%
  *Lincare Holdings, Inc. ..................................     33,800    $ 1,014,338
  Omnicare, Inc. ...........................................     68,200      1,377,640
                                                                           -----------
                                                                             2,391,978
                                                                           -----------
Medical Equipment & Supplies -- 3.0%
  *Apogent Technologies, Inc. ..............................     43,900      1,079,940
  *Cytyc Corp. .............................................     20,500        472,525
  *Invitrogen Corp. ........................................     10,200        732,360
  *Waters Corp. ............................................     23,200        640,552
                                                                           -----------
                                                                             2,925,377
                                                                           -----------
Oil & Gas -- 3.4%
  Devon Energy Corp. .......................................     24,500      1,286,250
  Diamond Offshore Drilling, Inc. ..........................     29,500        974,975
  Ocean Energy, Inc. .......................................     58,900      1,027,805
                                                                           -----------
                                                                             3,289,030
                                                                           -----------
Oil Equipment & Services -- 2.2%
  *BJ Services Co. .........................................     30,000        851,400
  *Smith International, Inc. ...............................     10,300        616,970
  Tidewater, Inc. ..........................................     17,600        663,520
                                                                           -----------
                                                                             2,131,890
                                                                           -----------
Restaurants -- 0.7%
  *Outback Steakhouse, Inc. ................................     25,500        734,400
                                                                           -----------
Retail - Stores -- 2.3%
  *BJ's Wholesale Club, Inc. ...............................     22,100      1,177,046
  Family Dollar Stores, Inc. ...............................     40,400      1,035,452
                                                                           -----------
                                                                             2,212,498
                                                                           -----------
Retail Merchandising -- 3.4%
  *Best Buy Co., Inc. ......................................      9,700        616,144
  *Dollar Tree Stores, Inc. ................................     32,300        899,232
  *O'Reilly Automotive, Inc. ...............................     29,300        840,910
  TJX Cos., Inc. ...........................................     29,400        936,978
                                                                           -----------
                                                                             3,293,264
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Semiconductors -- 5.6%
  *Applied Micro Circuits Corp. ............................     16,100    $   276,920
  *Jabil Circuit, Inc. .....................................     28,100        867,166
  *KLA-Tencor Corp. ........................................     17,500      1,023,225
  *Lattice Semiconductor Corp. .............................     53,800      1,312,720
  *Maxim Integrated Products, Inc. .........................     17,600        778,096
  Molex, Inc., Class A......................................     15,000        447,300
  *Novellus Systems, Inc. ..................................     13,800        783,702
                                                                           -----------
                                                                             5,489,129
                                                                           -----------
Software -- 4.4%
  Adobe Systems, Inc. ......................................      2,900        136,300
  *Electronic Arts..........................................     17,300      1,001,670
  *Exodus Communications, Inc. .............................     54,800        112,888
  *Informatica Corp. .......................................     15,000        260,400
  *Intuit, Inc. ............................................     15,800        631,842
  *McData Corp. ............................................      7,300        128,115
  *Mercury Interactive Corp. ...............................     12,300        736,770
  *NetIQ Corp. .............................................     12,392        387,746
  *Peregrine Systems, Inc. .................................     33,000        957,000
                                                                           -----------
                                                                             4,352,731
                                                                           -----------
Technology -- 0.7%
  Garmin Ltd. ..............................................      9,000        205,650
  *QLT, Inc. ...............................................      8,100        158,598
  *Sepracor, Inc. ..........................................      9,300        370,140
                                                                           -----------
                                                                               734,388
                                                                           -----------
Transportation -- 0.8%
  Expeditors International of Washington, Inc. .............      9,500        569,990
  Robinson (C.H.) Worldwide, Inc. ..........................      7,500        209,175
                                                                           -----------
                                                                               779,165
                                                                           -----------
Travel -- 0.9%
  Sabre Holdings Corp. .....................................     17,300        865,000
                                                                           -----------
Utilities -- 0.8%
  *Orion Power Holdings, Inc. ..............................     24,900        592,869
  *Reliant Resources, Inc. .................................      5,800        143,260
                                                                           -----------
                                                                               736,129
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
Mid Cap Growth Portfolio

Statement of Net Assets, June 30, 2001 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Waste Management -- 1.3%
  *Republic Services, Inc. .................................     61,900    $ 1,228,715
                                                                           -----------
    TOTAL COMMON STOCK (COST $90,558,518)...................                91,320,689
                                                                           -----------
SHORT TERM INVESTMENTS -- 6.5%
  BlackRock Provident Institutional Funds -- TempCash.......    3,214,499    3,214,499
  BlackRock Provident Institutional Funds -- TempFund.......    3,214,500    3,214,500
                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $6,428,999)..........                 6,428,999
                                                                           -----------
    TOTAL INVESTMENTS -- 99.6% (COST $96,987,517)...........                97,749,688
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%...............                   348,874
                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $20.10 per share based on 4,879,972 shares
    of capital stock outstanding)...........................               $98,098,562
                                                                           ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($98,098,562/4,879,972 shares outstanding)................               $     20.10
                                                                           ===========

* Non-Income Producing.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

2001 Semi-Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

The total return for the Balanced Portfolio for the six months ended June 30, 2001 was -4.80%. This performance compares to the -6.70% return for the S&P 500 Index and the 3.62% return for the Lehman Aggregate Bond Index. The Portfolio lagged the composite benchmark return of -1.54%, assuming a 50% weighting of the S&P 500 Index and a 50% weighting of the Lehman Aggregate Bond Index.

Fred Alger Management, Inc. ("Alger") began management of the Balanced Portfolio as a sub-adviser on January 29, 2001. Prior to January 29, 2001, another investment adviser managed the Balanced Portfolio. Alger's philosophy of balanced portfolio management combines two investment goals: growth-oriented equity management, which accepts higher risk to achieve commensurately higher returns; and conservative fixed income management, which seeks to minimize the portfolio's overall risk. Alger's investment process focuses on asset allocation between equities and fixed income, on individual stock selection based on in-depth fundamental research, and on active fixed income management of maturity and sector selection based on the current market and economic outlook.

Value stocks continued to outperform growth stocks in the first half of 2001 and the Balanced Portfolio, with Alger's growth-oriented equity strategy, provided more negative returns than its composite benchmark for the period. While not taking specific sector bets, Alger favored equities in health care, technology and financial sectors. The Portfolio also suffered from poor performing energy and technology stocks, and from having a relatively small cash position relative to other more defensively positioned funds.

Regardless of market conditions, we will persist in emphasizing individual security selection through thorough, internal research conducted by talented analysts. Looking ahead, we will continue to seek out and invest in companies that we believe will grow their earnings rapidly and consistently. Currently, there is some evidence that the economy is starting to improve. Consumer spending remains adequate, if not robust. Housing is strong.

The largest stock sector holdings of the Portfolio include:

SECTOR                                                         %
------                                                        ----
Drugs & Health Care.........................................  7.7%
Computers...................................................  4.5%
Finance.....................................................  4.4%

History tells us that the market is always considerably higher twelve months after the Federal Reserve begins a series of rate cuts. It should be remembered that the rate cuts began on January 3rd and therefore we still have six months to go. We look forward to your continued support.

Sarah C. Lange, CFA
President

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

Statement of Net Assets, June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK -- 49.7%
Aerospace & Defense -- 1.2%
  General Dynamics Corp. ...................................      6,600    $   513,546
  United Technologies Corp. ................................      3,900        285,714
                                                                           -----------
                                                                               799,260
                                                                           -----------
Banks -- 1.2%
  Bank of New York Co., Inc. ...............................     18,000        864,000
                                                                           -----------
Broadcasting & Publishing -- 0.7%
  *Viacom, Inc., Class B....................................     10,000        517,500
                                                                           -----------
Business & Consumer Services -- 1.4%
  *eBay, Inc. ..............................................     11,400        780,786
  Omnicom Group, Inc. ......................................      2,300        197,800
                                                                           -----------
                                                                               978,586
                                                                           -----------
Communications -- 2.7%
  *AOL Time Warner, Inc. ...................................     18,800        996,400
  Nokia Corp. ADR...........................................     38,700        852,948
                                                                           -----------
                                                                             1,849,348
                                                                           -----------
Computers -- 4.5%
  *Cisco Systems, Inc. .....................................     28,000        509,600
  *Dell Computer Corp. .....................................     24,050        628,907
  *EMC Corp. ...............................................     31,400        912,170
  Sun Microsystems, Inc. ...................................     66,450      1,044,594
                                                                           -----------
                                                                             3,095,271
                                                                           -----------
Drugs & Health Care -- 7.7%
  *Abbott Laboratories......................................     11,150        535,311
  American Home Products Corp. .............................     16,000        935,040
  *Baxter International, Inc. ..............................     19,900        975,100
  Cardinal Health, Inc. ....................................     12,850        886,650
  *Forest Laboratories, Inc. ...............................      3,100        220,100
  Pfizer, Inc. .............................................     25,000      1,001,250
  *Tenet Healthcare Corp. ..................................     14,850        766,111
                                                                           -----------
                                                                             5,319,562
                                                                           -----------
Electronics -- 2.4%
  General Electric Co. .....................................     24,500      1,194,375
  *Sanmina Corp. ...........................................     20,000        468,200
                                                                           -----------
                                                                             1,662,575
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Finance -- 4.4%
  Citigroup, Inc. ..........................................     22,600    $ 1,194,184
  First Data Corp. .........................................      5,300        340,525
  Merrill Lynch & Co., Inc. ................................     11,300        669,525
  Morgan Stanley Dean Witter & Co. .........................      3,100        199,113
  Stilwell Financial, Inc. .................................     20,000        671,200
                                                                           -----------
                                                                             3,074,547
                                                                           -----------
Food & Food Distributors -- 2.1%
  *Kroger Co. ..............................................     30,400        760,000
  *Safeway, Inc. ...........................................     14,100        676,800
                                                                           -----------
                                                                             1,436,800
                                                                           -----------
Insurance -- 2.7%
  American International Group, Inc. .......................     13,643      1,173,298
  Marsh & McLennan Cos., Inc. ..............................      6,600        666,600
                                                                           -----------
                                                                             1,839,898
                                                                           -----------
Manufacturing -- 1.7%
  Tyco International Ltd. ..................................     21,300      1,160,850
                                                                           -----------
Medical & Medical Services -- 1.1%
  *Amgen Corp. .............................................     13,100        794,908
                                                                           -----------
Medical Equipment & Supplies -- 0.2%
  Medtronic, Inc. ..........................................      3,600        165,636
                                                                           -----------
Oil & Gas -- 3.9%
  Exxon Mobil Corp. ........................................     11,481      1,002,865
  *Nabors Industries, Inc. .................................     10,000        372,000
  Santa Fe International Corp. .............................     10,100        292,900
  Texaco, Inc. .............................................      5,100        339,660
  Transocean Sedco Forex, Inc. .............................     16,448        678,480
                                                                           -----------
                                                                             2,685,905
                                                                           -----------
Oil Equipment & Services -- 1.5%
  *BJ Services Co. .........................................      9,100        258,258
  Halliburton Co. ..........................................     13,900        494,840
  Schlumberger Ltd. ........................................      5,900        310,635
                                                                           -----------
                                                                             1,063,733
                                                                           -----------
Retail - Clothing and Apparel -- 1.0%
  Gap, Inc. ................................................     22,900        664,100
                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO               SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
Retail Merchandising -- 3.2%
  Home Depot, Inc. .........................................     22,350    $ 1,040,392
  Target Corp. .............................................      4,600        159,160
  Wal-Mart Stores, Inc. ....................................     21,150      1,032,120
                                                                           -----------
                                                                             2,231,672
                                                                           -----------
Software -- 2.0%
  *Intuit, Inc. ............................................      8,600        343,914
  *Microsoft Corp. .........................................     14,600      1,065,800
                                                                           -----------
                                                                             1,409,714
                                                                           -----------
Tobacco -- 1.6%
  Philip Morris Cos., Inc. .................................     21,750      1,103,812
                                                                           -----------
Utilities -- 2.5%
  *Calpine Corp. ...........................................     23,500        888,300
  Duke Energy Corp. ........................................     21,000        819,210
                                                                           -----------
                                                                             1,707,510
                                                                           -----------
    TOTAL COMMON STOCK (COST $33,160,198)...................                34,425,187
                                                                           -----------

                                                               MATURITY
                                                                 DATE          PAR
                                                              ----------    ----------
U.S. TREASURY NOTES -- 8.8%
  U.S. Treasury Notes, 4.25%................................  11/15/2003    $  500,000        497,665
  U.S. Treasury Notes, 5.88%................................  11/15/2004       500,000        517,167
  U.S. Treasury Notes, 5.75%................................  08/15/2010     5,000,000      5,116,440
                                                                                          -----------
    TOTAL U.S. TREASURY NOTES (COST $5,989,530).............                                6,131,272
                                                                                          -----------
U.S. TREASURY BONDS -- 6.4%
  U.S. Treasury Bonds, 7.25%................................  05/15/2016     2,500,000      2,844,765
  U.S. Treasury Bonds, 6.25%................................  08/15/2023       500,000        520,401
  U.S. Treasury Bonds, 6.13%................................  08/15/2029     1,000,000      1,037,102
                                                                                          -----------
    TOTAL U.S. TREASURY BONDS (COST $4,409,642).............                                4,402,268
                                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                               MATURITY
          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                DATE          PAR           VALUE
-----------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS -- 16.7%
  Federal Home Loan Bank, 5.88%.............................  11/15/2007    $1,000,000    $ 1,002,236
  Federal Home Loan Mortgage Corp., 5.00%...................  01/15/2004     1,000,000      1,001,277
  Federal Home Loan Mortgage Corp., 9.00%...................  08/01/2004       283,079        293,341
  Federal Home Loan Mortgage Corp., 9.00%...................  12/01/2004       293,705        304,351
  Federal Home Loan Mortgage Corp., 9.50%...................  08/01/2005       241,802        251,776
  Federal Home Loan Mortgage Corp., 9.50%...................  03/01/2006        54,449         56,899
  Federal Home Loan Mortgage Corp., 8.00%...................  11/01/2008       149,128        155,652
  Federal National Mortgage Association, 6.41%..............  03/08/2006     1,000,000      1,036,335
  Federal National Mortgage Association, 7.00%..............  03/01/2008       169,137        172,308
  Federal National Mortgage Association, 7.75%..............  03/01/2008        85,394         87,662
  Federal National Mortgage Association, 7.75%..............  05/01/2008        55,028         56,490
  Federal National Mortgage Association, 10.50%.............  03/01/2018       174,222        193,496
  Federal National Mortgage Association, 8.00%..............  06/01/2023       985,469      1,019,344
  Federal National Mortgage Association, 8.50%..............  10/01/2026       550,105        583,799
  Federal National Mortgage Association, 8.00%..............  10/01/2027       268,938        281,965
  Federal National Mortgage Association, 8.00%..............  01/01/2028       383,976        402,695
  Federal National Mortgage Association, 7.50%..............  05/01/2028       329,163        338,112
  Federal National Mortgage Association, 7.00%..............  01/01/2030       843,553        847,507
  Government National Mortgage Association, 8.00%...........  03/15/2007        55,487         57,689
  Government National Mortgage Association, 7.50%...........  11/15/2007       384,051        396,173
  Government National Mortgage Association, 8.00%...........  08/15/2008       236,685        246,079
  Government National Mortgage Association, 6.50%...........  10/15/2008       804,502        812,547
  Government National Mortgage Association, 7.50%...........  09/15/2015     1,021,860      1,059,861
  Government National Mortgage Association, 7.50%...........  06/15/2023       881,539        904,955
                                                                                          -----------
    TOTAL AGENCY OBLIGATIONS (COST $11,321,029).............                               11,562,549
                                                                                          -----------
CORPORATE BONDS -- 15.7%
Banks -- 1.1%
  Bank of America Corp., 7.13%..............................  09/15/2006       750,000        781,641
                                                                                          -----------
Beverages -- 1.6%
  Anheuser-Busch, 7.50%.....................................  03/15/2012     1,000,000      1,094,171
                                                                                          -----------
Broker -- 0.8%
  Goldman Sachs, 7.80%......................................  01/28/2010       500,000        527,253
                                                                                          -----------
Communications -- 1.1%
  SBC Communications, Inc., 6.25%...........................  03/15/2011       750,000        726,464
                                                                                          -----------
Computers -- 1.9%
  Electronic Data Systems, 6.85%............................  10/15/2004     1,000,000      1,032,976
  Sun Microsystems, Inc., 7.00%.............................  08/15/2002       250,000        253,514
                                                                                          -----------
                                                                                            1,286,490
                                                                                          -----------

--------------------------------------------------------------------------------
Market Street Fund
Balanced Portfolio

Statement of Net Assets, June 30, 2001 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

                                                               MATURITY
          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                DATE          PAR           VALUE
-----------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Electronics -- 0.8%
  GE Global Insurance, 7.50%................................  06/15/2010    $  500,000    $   533,579
                                                                                          -----------
Entertainment -- 0.9%
  Walt Disney Co., 4.88%....................................  07/02/2004       650,000        638,622
                                                                                          -----------
Finance -- 3.6%
  Citigroup, Inc., 6.50%....................................  01/18/2011       500,000        496,276
  Duke Capital Corp., 7.25%.................................  10/01/2004       500,000        518,724
  Household Finance Corp., 7.20%............................  07/15/2006       750,000        783,018
  Merrill Lynch & Co., Inc., 6.00%..........................  02/17/2009       750,000        723,636
                                                                                          -----------
                                                                                            2,521,654
                                                                                          -----------
Food & Food Distributors -- 1.1%
  Safeway, Inc., 6.15%......................................  03/01/2006       750,000        745,881
                                                                                          -----------
Oil Equipment & Services -- 0.7%
  Baker Hughes, 6.25%.......................................  01/15/2009       500,000        495,721
                                                                                          -----------
Retail Merchandising -- 2.1%
  Target Corp., 6.35%.......................................  01/15/2011       750,000        740,483
  Wal-Mart Stores, Inc., 6.55%..............................  08/10/2004       750,000        779,800
                                                                                          -----------
                                                                                            1,520,283
                                                                                          -----------
    TOTAL CORPORATE BONDS (COST $10,700,777)................                               10,871,759
                                                                                          -----------

                                                                              SHARES
                                                                            ----------
SHORT TERM INVESTMENTS -- 2.0%
  BlackRock Provident Institutional Funds -- TempCash.......                   694,012        694,012
  BlackRock Provident Institutional Funds -- TempFund.......                   694,013        694,013
                                                                                          -----------
    TOTAL SHORT TERM INVESTMENTS (COST $1,388,025)..........                                1,388,025
                                                                                          -----------
    TOTAL INVESTMENTS -- 99.3% (COST $66,969,201)...........                               68,781,060
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%...............                                  501,822
                                                                                          -----------
NET ASSETS -- 100.0%
  (Equivalent to $14.59 per share based on 4,747,656 shares
    of capital stock outstanding)...........................                              $69,282,882
                                                                                          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($69,282,882/4,747,656 shares outstanding)................                              $     14.59
                                                                                          ===========

* Non-Income Producing.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

2001 Semi-Annual Review
Market Street Investment Management Company

--------------------------------------------------------------------------------

The total return for the Bond Portfolio for the six months ended June 30, 2001 was 3.10%. This performance slightly lagged the 3.62% return of the Lehman Aggregate Bond Index, our benchmark index.

Western Asset Management Company ("Western") began management of the Bond Portfolio as a sub-adviser on January 29, 2001. Prior to January 29, 2001, another investment adviser managed the Bond Portfolio. Western invests primarily in a diversified portfolio of fixed income securities. Western uses active fixed income management, focusing on sector allocation, issue selection, duration, and term structure.

In the first half of the year, the Portfolio's overweighting of agency, mortgage-backed, and credit sectors was rewarded as spreads generally narrowed. A moderate exposure to Treasury Inflation Protected Securities ("TIPS") was also rewarded as real yields declined and headline inflation remained relatively high. Emerging market exposure contributed substantially to returns as spreads narrowed. Exposure to high yield bonds was negative as lower quality issues under-performed during the period.

We are beginning to see light at the end of the slowdown tunnel. The Federal Reserve has engineered an impressive reduction in short-term interest rates; energy prices are declining across the board, especially for gasoline and natural gas; taxes have been cut, albeit modestly; and commodity and durable goods prices continue to decline. These developments contribute to restoring a low inflation outlook, repairing consumer finances and laying the groundwork for a recovery.

We believe that a moderately long duration posture makes sense, as this is a good hedge against further economic weakness and could benefit as headline inflation moderates. Spreads on mortgage-backed securities appear sufficient to compensate for prepayment risk, which should gradually diminish as the threat of Fed easing continues to fade, so we are maintaining a moderate over-weighting to the sector. Although not as attractive as before, TIPS real yields are still relatively high, arguing for continuing to hold a modest exposure to these unique securities. In view of the pervasive difficulties in many emerging market economies, we took advantage of improving prices to pare back our exposure to the sector modestly. We continue to believe that a moderate but highly diversified exposure to high yield credits should ultimately benefit from tighter spreads while minimizing default risk.

The sector holdings of the Portfolio include:

SECTOR                                                          %
------                                                        -----
Agency Obligations........................................    48.1%
Corporate bonds...........................................    27.3%
U.S. Treasury Securities..................................    14.8%
Foreign bonds.............................................     5.5%

We look forward to your continued support.

Sarah C. Lange, CFA
President

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

Statement of Net Assets, June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS -- 8.6%
  U.S. Treasury Bonds, 7.25%................................    05/15/2016   $  200,000    $   227,581
  U.S. Treasury Bonds, 6.25%................................    08/15/2023    1,000,000      1,040,801
  U.S. Treasury Bonds, 6.00%................................    02/15/2026      700,000        707,949
  U.S. Treasury Bonds, 5.25%................................    11/15/2028      700,000        640,033
  U.S. Treasury Bonds, 5.25%................................    02/15/2029    1,160,000      1,061,899
  U.S. Treasury Bonds, 6.25%................................    05/15/2030      130,000        137,861
                                                                                           -----------
    TOTAL U.S. TREASURY BONDS (COST $3,854,679).............                                 3,816,124
                                                                                           -----------
U.S. TREASURY INFLATION-INDEXED BOND -- 5.2%
  U.S. Treasury Bonds, 3.88%................................    04/15/2029    2,000,000      2,303,535
                                                                                           -----------
    TOTAL U.S. TREASURY INFLATION-INDEXED BOND (COST
      $2,279,775)...........................................                                 2,303,535
                                                                                           -----------
U.S. TREASURY STRIP NOTES -- 1.0%
  U.S. Treasury Strip Notes.................................    11/15/2021    1,570,000        457,135
                                                                                           -----------
    TOTAL U.S. TREASURY STRIP NOTES (COST $451,155).........                                   457,135
                                                                                           -----------
AGENCY OBLIGATIONS -- 48.1%
  Federal Home Loan Mortgage Corp., 5.00%...................    01/15/2004    1,500,000      1,501,915
  Federal Home Loan Mortgage Corp., 8.00%...................    11/01/2008      149,128        155,652
  Federal Home Loan Mortgage Corp., 6.63%...................    09/15/2009      283,000        293,109
  Federal Home Loan Mortgage Corp., 5.88%...................    03/21/2011      607,000        584,276
  Federal Home Loan Mortgage Corp., 8.00%...................    03/01/2017       11,628         12,137
  Federal National Mortgage Association, 6.25%..............    02/01/2011      160,000        159,136
  Federal National Mortgage Association, 7.50%..............    07/01/2016      400,000        411,500
  Federal National Mortgage Association, 10.50%.............    11/01/2017      205,516        228,251
  Federal National Mortgage Association, 8.00%..............    03/01/2022      330,106        341,454
  Federal National Mortgage Association, 8.00%..............    06/01/2023      827,609        856,058
  Federal National Mortgage Association, 7.50%..............    03/01/2026      291,004        297,279
  Federal National Mortgage Association, 8.50%..............    04/01/2028      670,043        713,805
  Federal National Mortgage Association, 7.00%..............    09/01/2028      683,729        690,780
  Federal National Mortgage Association, 7.00%..............    11/01/2028      262,636        263,949
  Federal National Mortgage Association, 6.00%..............    07/01/2031    1,050,000      1,007,672
  Government National Mortgage Association, 7.00%...........    04/15/2009      319,481        327,568
  Government National Mortgage Association, 7.50%...........    06/15/2023      881,539        904,955
  Government National Mortgage Association, 7.50%...........    09/15/2023    1,031,952      1,059,363
  Government National Mortgage Association, 7.50%...........    11/15/2030      458,913        471,103
  Government National Mortgage Association, 6.50%...........    07/01/2031    8,400,000      8,308,125
  Government National Mortgage Association, 7.00%...........    07/01/2031    2,800,000      2,823,625
                                                                                           -----------
    TOTAL AGENCY OBLIGATIONS (COST $21,368,094).............                                21,411,712
                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS -- 27.3%
Aerospace & Defense -- 1.3%
  Lear Corp., 7.96%.........................................    05/15/2005   $   30,000    $    30,537
  Lockheed Martin, 8.50%....................................    12/01/2029      300,000        332,685
  Systems 2001 Asset Trust, 6.66%...........................    09/15/2013      220,000        220,827
                                                                                           -----------
                                                                                               584,049
                                                                                           -----------
Automotive & Equipment -- 0.8%
  Ford Motor Co., 7.45%.....................................    07/16/2031      120,000        115,178
  TRW, Inc., 7.13%..........................................    06/01/2009      250,000        244,848
                                                                                           -----------
                                                                                               360,026
                                                                                           -----------
Banks -- 2.1%
  Bank of America Corp., 7.13%..............................    09/15/2006      200,000        208,438
  Bank of America Corp., 7.40%..............................    01/15/2011      200,000        207,811
  First Union National Bank, 7.80%..........................    08/18/2010      500,000        535,471
                                                                                           -----------
                                                                                               951,720
                                                                                           -----------
Beverages -- 0.8%
  Anheuser-Busch, 7.50%.....................................    03/15/2012      300,000        328,251
  Constellation Brands, Inc., 8.00%.........................    02/15/2008       26,000         25,935
  Pepsi Bottling Group, Inc., Class B, 7.00%................    03/01/2029      300,000        299,996
                                                                                           -----------
                                                                                               654,182
                                                                                           -----------
Broadcasting & Publishing -- 0.1%
  Chancellor Media Corp., 8.00%.............................    11/01/2008       12,000         12,450
  Clear Channel Communications, 8.13%.......................    12/15/2007       41,000         42,435
                                                                                           -----------
                                                                                                54,885
                                                                                           -----------
Building & Building Services -- 0.4%
  American Standard, Inc., 7.38%............................    04/15/2005       40,000         40,000
  Nortek, Inc., Senior Notes, 8.88%.........................    08/01/2008       60,000         57,750
  Schuler Homes, 9.38%......................................    07/15/2009       40,000         40,000
  Toll Corp., 8.25%.........................................    02/01/2011       19,000         18,477
  WCI Communities, Inc., 10.63%.............................    02/15/2011       12,000         12,480
                                                                                           -----------
                                                                                               168,707
                                                                                           -----------
Chemicals & Allied Products -- 0.1%
  Lyondell Chemical Co., 9.63%..............................    05/01/2007       33,000         32,835
                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Communications -- 3.0%
  Adelphia Communications, 10.88%...........................    10/01/2010   $   50,000    $    50,625
  American Tower Corp., 9.38%...............................    02/01/2009       27,000         25,177
  British Telephone Plc, 8.13%..............................    12/15/2010      200,000        212,386
  Charter Communications Holding, 8.63%.....................    04/01/2009       78,000         74,100
  Crown Castle International Ltd., 9.38%....................    08/01/2011       27,000         24,367
  CSC Holding, Inc., 7.63%..................................    04/01/2011       50,000         47,700
  CSC Holding, Inc., 8.13%..................................    07/15/2009       42,000         41,704
  Emmis Communications Corp., 8.13%.........................    03/15/2009       10,000          9,400
  France Telecom, 7.75%.....................................    03/01/2011      100,000        101,894
  Global Crossing Holding Ltd., 8.70%.......................    08/01/2007       25,000         19,000
  Insight Communications, 12.25%............................    02/15/2011       30,000         16,950
  MCI WorldCom, Inc., 6.40%.................................    08/15/2005      200,000        196,191
  Nextel Communications, Inc., 9.38%........................    11/15/2009       70,000         55,475
  Qwest Corp., 7.63%........................................    06/09/2003      200,000        207,799
  Worldcom, Inc., 7.50%.....................................    05/15/2011      100,000         97,365
  Worldcom, Inc., 8.25%.....................................    05/15/2031      170,000        166,746
                                                                                           -----------
                                                                                             1,346,879
                                                                                           -----------
Computers -- 2.2%
  Echostar DBS Corp., 9.38%.................................    02/01/2009       52,000         50,960
  Electronic Data Systems, 6.85%............................    10/15/2004      400,000        413,190
  Sun Microsystems, Inc., 7.00%.............................    08/15/2002      500,000        507,028
                                                                                           -----------
                                                                                               971,178
                                                                                           -----------
Drugs & Health Care -- 0.2%
  AdvancePCS, 8.50%.........................................    04/01/2008       15,000         15,300
  Columbia HCA Healthcare, 7.25%............................    05/20/2008       10,000          9,722
  HCR Manor Care, 8.00%.....................................    03/01/2008       20,000         20,100
  ICN Pharmaceuticals, Inc., 9.25%..........................    08/15/2005       15,000         15,450
  ICN Pharmaceuticals, Inc., 8.75%..........................    11/15/2008       16,000         16,480
                                                                                           -----------
                                                                                                77,052
                                                                                           -----------
Electronics -- 0.2%
  AES Corp., 10.25%.........................................    07/15/2006       36,000         36,990
  AES Corp., 9.50%..........................................    06/01/2009       10,000         10,200
  AES Corp., 9.38%..........................................    09/15/2010       24,000         24,240
  Flextronics International Ltd., 9.88%.....................    07/01/2010       24,000         23,880
                                                                                           -----------
                                                                                                95,310
                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Energy -- 1.4%
  CMS Energy Corp., 8.50%...................................    04/15/2011   $   60,000    $    58,276
  CMS Energy Corp., 9.88%...................................    10/15/2007       10,000         10,424
  Emerson Electric Co., 7.88%...............................    06/01/2005      500,000        538,796
                                                                                           -----------
                                                                                               607,496
                                                                                           -----------
Entertainment -- 0.3%
  Harrahs Operating Co., Inc., 7.88%........................    12/15/2005       30,000         30,488
  Mohegan Tribal Gaming, 8.75%..............................    01/01/2009       10,000         10,275
  Park Place Entertainment, 9.38%...........................    02/15/2007       50,000         52,563
  Six Flags, Inc., 9.50%....................................    02/01/2009       13,000         12,984
                                                                                           -----------
                                                                                               106,310
                                                                                           -----------
Fertilizer -- 0.1%
  IMC Fertilizer Group, Inc., 10.88%........................    06/01/2008       19,000         18,905
                                                                                           -----------
Finance -- 6.5%
  Anadarko Finance Co., 7.50%...............................    05/01/2031      200,000        202,827
  Citigroup, Inc., 6.50%....................................    01/18/2011      500,000        496,276
  Conseco Finance Securitizations Corp., 6.99%..............    07/01/2032      600,000        582,130
  Dryden Investor Trust, 7.16%..............................    07/23/2008      123,457        123,155
  Ford Motor Credit Corp., 7.38%............................    02/01/2011      300,000        302,902
  General Motors Acceptance Corp., 6.95%....................    09/15/2033      800,000        817,123
  Household Finance Corp., 6.50%............................    11/15/2008      400,000        392,094
                                                                                           -----------
                                                                                             2,916,507
                                                                                           -----------
Finance - Investment & Other -- 1.2%
  Goldman Sachs, 7.80%......................................    01/28/2010      500,000        527,252
                                                                                           -----------
Food & Food Distributors -- 0.2%
  RJR Nabisco, Inc., 7.55%..................................    06/15/2015      100,000        101,832
                                                                                           -----------
Forestry -- 0.2%
  Tembec Industries, Inc., 8.50%............................    02/01/2011      100,000        102,000
                                                                                           -----------
Hotels -- 0.0%
  Extended Stay America, 9.88%..............................    06/15/2011       10,000          9,925
                                                                                           -----------
Machinery & Heavy Equipment -- 0.1%
  Agco Corp., 9.50%.........................................    05/01/2008       13,000         12,545
                                                                                           -----------
Manufacturing -- 0.2%
  AK Steel Corp., 7.88%.....................................    02/15/2009       50,000         48,750
  Terex Corp., 10.38%.......................................    04/01/2011       50,000         51,500
                                                                                           -----------
                                                                                               100,250
                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Medical & Medical Services -- 0.2%
  HCA - The Healthcare Co., 8.75%...........................    09/01/2010   $   20,000    $    21,226
  Omnicare, Inc., 8.13%.....................................    03/15/2011       15,000         15,150
  Tenet Healthcare Corp., 8.00%.............................    01/15/2005       10,000         10,375
  Tenet Healthcare Corp., 8.63%.............................    01/15/2007       50,000         51,875
                                                                                           -----------
                                                                                                98,626
                                                                                           -----------
Office Supplies -- 0.0%
  Office Depot, Inc., 10.00%................................    07/15/2008       10,000          9,800
                                                                                           -----------
Oil & Gas -- 0.6%
  Ocean Energy, Inc., 8.88%.................................    07/15/2007       20,000         20,850
  Ocean Energy, Inc., 8.38%.................................    07/01/2008       10,000         10,350
  Phillips Petroleum Co., 8.75%.............................    05/25/2010      200,000        227,610
  Vintage Petroleum, 7.88%..................................    05/15/2011       20,000         19,400
                                                                                           -----------
                                                                                               278,210
                                                                                           -----------
Railroads -- 1.8%
  Kansas City Southern Railways, 9.50%......................    10/01/2008        8,000          8,460
  Union Pacific Corp., 6.70%................................    12/01/2006      500,000        504,805
  Union Pacific Corp., 7.13%................................    02/01/2028      300,000        289,440
                                                                                           -----------
                                                                                               802,705
                                                                                           -----------
Real Estate -- 0.3%
  HMH Properties, Inc., 8.45%...............................    12/01/2008      100,000         97,250
  KB HOME, 9.50%............................................    02/15/2011       20,000         20,100
                                                                                           -----------
                                                                                               117,350
                                                                                           -----------
Rehabilitation Services -- 0.2%
  HealthSouth Corp., 10.75%.................................    10/01/2008       75,000         81,000
                                                                                           -----------
Semiconductors -- 0.0%
  Amkor Technology, Inc., 9.25%.............................    02/15/2008       10,000          9,400
                                                                                           -----------
Tobacco -- 0.9%
  Philip Morris Co, Inc., 7.75%.............................    01/15/2027      415,000        415,030
                                                                                           -----------
Transportation -- 0.0%
  Teekay Shipping Corp., 8.88%..............................    07/15/2011       10,000         10,100
                                                                                           -----------
Utilities -- 0.4%
  Public Service New Hampshire Funding, 6.48%...............    05/01/2015      180,000        178,500
                                                                                           -----------

--------------------------------------------------------------------------------
Market Street Fund
Bond Portfolio

Statement of Net Assets, June 30, 2001 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
------------------------------------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
Waste Management -- 0.8%
  Allied Waste North America, 8.88%.........................    04/01/2008   $  100,000    $   102,625
  Waste Management, 7.38%...................................    08/01/2001      240,000        240,893
                                                                                           -----------
                                                                                               343,518
                                                                                           -----------
    TOTAL CORPORATE BONDS (COST $12,070,285)................                                12,144,084
                                                                                           -----------
FOREIGN BONDS -- 5.5%
  Bulgaria Euro Bond, 6.31%.................................    07/30/2001      160,000        126,000
  Republic of Brazil, 8.00%.................................    04/15/2014      350,952        260,143
  Republic of Brazil, 11.00%................................    08/17/2040      335,000        248,235
  Republic of Columbia, 11.75%..............................    02/25/2020      130,000        124,150
  Republic of Panama, 3.75%.................................    07/17/2014       60,000         52,800
  Republic of Panama, 6.44%.................................    07/17/2016      152,762        126,411
  Republic of Panama, 10.75%................................    05/15/2020       75,000         79,500
  Republic of Peru, 4.50%...................................    03/07/2017      190,000        132,347
  Republic of Philippines, 9.88%............................    01/15/2019       90,000         78,300
  Republic of Philippines, 9.50%............................    10/21/2024       50,000         49,063
  Republic of Poland, 6.00%.................................    10/27/2014      150,000        147,563
  United Mexican States, 8.38%..............................    01/14/2011      250,000        251,625
  United Mexican States, 11.50%.............................    05/15/2026      625,000        787,500
                                                                                           -----------
    TOTAL FOREIGN BONDS (COST $2,466,920)...................                                 2,463,637
                                                                                           -----------
                                                                               SHARES
                                                                             ----------
SHORT TERM INVESTMENTS -- 22.3%
  BlackRock Provident Institutional Funds -- TempCash....................     4,973,536      4,973,536
  BlackRock Provident Institutional Funds -- TempFund....................     4,973,535      4,973,535
                                                                                           -----------
    TOTAL SHORT TERM INVESTMENTS (COST $9,947,071).......................                    9,947,071
                                                                                           -----------
    TOTAL INVESTMENTS -- 118.0% (COST $52,437,979).......................                   52,543,298
LIABILITIES IN EXCESS OF OTHER ASSETS -- (18.0)%.........................                   (8,022,835)
                                                                                           -----------
NET ASSETS -- 100.0%
  (Equivalent to $10.55 per share based on 4,220,673 shares of capital
    stock outstanding)...................................................                  $44,520,463
                                                                                           -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($44,520,463/4,220,673 shares outstanding).............................                  $     10.55
                                                                                           ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Money Market Portfolio

Statement of Net Assets, June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 99.2%
Capital Goods -- 11.4%
  Construction and Farm Equipment -- 4.6%
    Deere & Co., 3.81%......................................    07/03/2001   $6,000,000    $  5,998,730
                                                                                           ------------
  Industrial Conglomerates -- 6.8%
    General Electric Capital Corp., 4.77%...................    07/09/2001    5,000,000       4,994,700
    Minnesota Mining & Manufacturing Co., 4.05%.............    07/19/2001    4,000,000       3,991,900
                                                                                           ------------
                                                                                              8,986,600
                                                                                           ------------
Consumer Durables -- 13.6%
  Automobile and Vehicle Manufacturers -- 13.6%
    American Honda Finance Corp., 3.81%.....................    07/26/2001    6,000,000       5,984,125
    General Motors Acceptance Corp., 3.87%..................    07/30/2001    6,000,000       5,981,295
    Toyota Motor Credit Corp., 3.61%........................    08/10/2001    6,000,000       5,975,933
                                                                                           ------------
                                                                                             17,941,353
                                                                                           ------------
Consumer Non-Durables -- 12.8%
  Beverages -- 3.8%
    Coca-Cola Enterprises, 4.20%............................    07/06/2001    5,000,000       4,997,083
                                                                                           ------------
  Household and Personal Products -- 4.5%
    Kimberly Clark Corp., 3.93%.............................    07/17/2001    6,000,000       5,989,520
                                                                                           ------------
  Movies & Entertainment -- 4.5%
    Walt Disney Co., Inc., 3.87%............................    09/07/2001    6,000,000       5,956,140
                                                                                           ------------
Energy -- 3.8%
  Integrated Oil -- 3.8%
    Texaco, Inc., 3.87%.....................................    07/23/2001    5,000,000       4,988,175
                                                                                           ------------
Finance -- 44.0%
  Banks -- 9.1%
    National Bank of Canada, 3.66%..........................    08/01/2001    6,000,000       5,981,090
    Wells Fargo & Co., 3.80%................................    07/03/2001    2,000,000       1,999,578
    Wells Fargo & Co., 3.99%................................    07/05/2001    4,000,000       3,998,227
                                                                                           ------------
                                                                                             11,978,895
                                                                                           ------------
  Consumer Finance -- 9.1%
    American Express Credit Corp., 3.88%....................    08/08/2001    6,000,000       5,975,426
    Household Finance Corp., 3.87%..........................    07/11/2001    6,000,000       5,993,550
                                                                                           ------------
                                                                                             11,968,976
                                                                                           ------------

--------------------------------------------------------------------------------
Market Street Fund
Money Market Portfolio

Statement of Net Assets, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

                                                                MATURITY
DESCRIPTION AND PERCENTAGE OF PORTFOLIO                           DATE          PAR           VALUE
-------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
  Diversified Finance -- 9.1%
    Citigroup, Inc., 3.63%..................................    08/06/2001   $6,000,000    $  5,978,220
    C.I.T. Group Holdings, Inc., 3.89%......................    07/20/2001    6,000,000       5,987,682
                                                                                           ------------
                                                                                             11,965,902
                                                                                           ------------
  Investment Broker/Asset Management -- 7.6%
    Goldman, Sachs & Co., 4.02%.............................    08/03/2001    5,000,000       4,981,575
    J.P. Morgan Chase & Co., 4.22%..........................    07/02/2001    5,000,000       4,999,414
                                                                                           ------------
                                                                                              9,980,989
                                                                                           ------------
  Multiline Insurance -- 9.1%
    American General Finance Corp., 3.91%...................    07/24/2001    6,000,000       5,985,012
    Prudential Funding Corp., 3.75%.........................    07/02/2001    6,000,000       5,999,375
                                                                                           ------------
                                                                                             11,984,387
                                                                                           ------------
Materials & Services -- 4.6%
  Diversified Chemicals -- 4.6%
    DuPont (E.I.) de Nemours & Co., 3.92%...................    07/13/2001    3,000,000       2,996,080
    DuPont (E.I.) de Nemours & Co., 3.93%...................    07/13/2001    3,000,000       2,996,070
                                                                                           ------------
                                                                                              5,992,150
                                                                                           ------------
Utilities -- 9.0%
  Telecommunication Services -- 9.0%
    Bell South Corp., 3.70%.................................    08/24/2001    6,000,000       5,966,700
    Verizon Global, 3.83%...................................    07/27/2001    3,000,000       2,991,702
    Verizon Global, 3.84%...................................    07/27/2001    3,000,000       2,991,680
                                                                                           ------------
                                                                                             11,950,082
                                                                                           ------------
      TOTAL COMMERCIAL PAPER (COST $130,678,982)............                                130,678,982
                                                                                           ------------
                                                                               SHARES
                                                                             ----------
SHORT TERM INVESTMENTS -- 1.1%
Finance -- 1.1%
  Investment Broker/Asset Management -- 1.1%
    BlackRock Provident Institutional Funds -- TempCash.....                    731,000         731,000
    BlackRock Provident Institutional Funds -- TempFund.....                    730,998         730,998
                                                                                           ------------
      TOTAL SHORT TERM INVESTMENTS (COST $1,461,998)........                                  1,461,998
                                                                                           ------------
      TOTAL INVESTMENTS -- 100.3% (COST $132,140,980).......                                132,140,980

--------------------------------------------------------------------------------
Market Street Fund
Money Market Portfolio

Statement of Net Assets, June 30, 2001 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO                                             VALUE
-------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3)%.............                               $   (459,251)
                                                                                           ------------
NET ASSETS -- 100.0%
  (Equivalent to $1.00 per share based on 131,681,795 shares
    of capital stock outstanding)...........................                               $131,681,729
                                                                                           ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($131,681,729/131,681,795 shares outstanding).............                               $       1.00
                                                                                           ============

See accompanying notes to financial statements.

                      (This page intentionally left blank)

--------------------------------------------------------------------------------
Market Street Fund

Statement of Operations for the Six Months Ended June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------

                                                                ALL PRO         ALL PRO       ALL PRO
                                                                 BROAD         LARGE CAP     LARGE CAP
                                                                 EQUITY         GROWTH         VALUE
                                                               PORTFOLIO       PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends.................................................  $  1,619,895    $   115,822    $ 312,755
  Interest..................................................       400,912         50,312       28,147
    Less: foreign taxes withheld............................        (3,126)          (603)        (251)
                                                              ------------    -----------    ---------
    Total Investment Income.................................     2,017,681        165,531      340,651
                                                              ------------    -----------    ---------
EXPENSES:
  Investment advisory fee...................................       771,625        146,027      108,896
  Administration fee........................................       197,434         35,838       27,232
  Directors' fee............................................        21,277          2,389        1,716
  Transfer agent fee........................................         2,664          1,476        1,406
  Custodian fee.............................................        21,660         13,499        8,649
  Legal fees................................................        49,114          8,244        5,329
  Audit fees................................................         9,556          1,572        1,069
  Printing..................................................        15,454          3,149        1,890
  Insurance.................................................         5,523            709          474
  Miscellaneous.............................................         1,304            667        1,531
                                                              ------------    -----------    ---------
                                                                 1,095,611        213,570      158,192
  Less: expenses waived by Advisor and/or reimbursed by
    affiliated insurance company............................      (130,785)       (24,890)     (17,883)
                                                              ------------    -----------    ---------
    Total expenses..........................................       964,826        188,680      140,309
                                                              ------------    -----------    ---------
    Net investment income (loss)............................     1,052,855        (23,149)     200,342
                                                              ------------    -----------    ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) from:
    Investments.............................................    25,424,460     (6,813,913)     722,149
    Foreign Currency related transactions...................            --             --           --
                                                              ------------    -----------    ---------
                                                                25,424,460     (6,813,913)     722,149
                                                              ------------    -----------    ---------
  Net change in unrealized appreciation (depreciation) from:
    Investments.............................................   (49,699,188)        33,859     (281,751)
    Foreign currency related transactions...................            --             --           --
                                                              ------------    -----------    ---------
                                                               (49,699,188)        33,859     (281,751)
                                                              ------------    -----------    ---------
    Net gain (loss) on investments and foreign currency
      transactions..........................................   (24,274,728)    (6,780,054)     440,398
                                                              ------------    -----------    ---------
    Net increase (decrease) in net assets resulting from
      operations............................................  $(23,221,873)   $(6,803,203)   $ 640,740
                                                              ============    ===========    =========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund

Statement of Operations for the Six Months Ended June 30, 2001 -- (Concluded) (Unaudited)

--------------------------------------------------------------------------------

       ALL PRO      ALL PRO        EQUITY
      SMALL CAP    SMALL CAP        500                          MID CAP                                  MONEY
       GROWTH        VALUE         INDEX       INTERNATIONAL     GROWTH       BALANCED        BOND        MARKET
      PORTFOLIO    PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
------------------------------------------------------------------------------------------------------------------
     $    55,706   $  197,357   $  2,101,476    $ 1,370,785    $   122,344   $   144,809   $       --   $       --
          93,734       39,674         88,687         49,576        185,462     1,119,446    1,359,927    3,016,283
            (194)        (194)       (11,385)      (232,659)          (380)       (1,488)          --           --
     -----------   ----------   ------------    -----------    -----------   -----------   ----------   ----------
         149,246      236,837      2,178,778      1,187,702        307,426     1,262,767    1,359,927    3,016,283
     -----------   ----------   ------------    -----------    -----------   -----------   ----------   ----------
         258,894      123,290        415,992        280,254        320,757       181,067       80,839      148,033
          49,649       24,200        299,254         64,695         80,683        59,614       35,905      103,869
           2,988        1,047         12,800          5,821          4,953         5,248        2,768        8,109
           1,576        1,381          3,407          1,685          1,801         1,647        1,471        1,953
          13,995       10,964         21,339         22,315         12,811         5,335        5,232        7,357
          12,653        3,960         75,990         15,440         15,320        13,390        7,114       22,453
           2,338          829         14,805          2,963          3,057         2,617          818        4,405
           5,586        1,831         39,334          4,250          5,296         3,945        2,431        7,323
             826          330          5,229          1,603          1,738         1,448          753        2,014
             741          563            857            295            605           623        2,438          635
     -----------   ----------   ------------    -----------    -----------   -----------   ----------   ----------
         349,246      168,395        889,007        399,321        447,021       274,934      139,769      306,151
         (31,480)     (17,744)      (403,683)            --        (35,393)         (249)      (3,413)     (14,575)
     -----------   ----------   ------------    -----------    -----------   -----------   ----------   ----------
         317,766      150,651        485,324        399,321        411,628       274,685      136,356      291,576
     -----------   ----------   ------------    -----------    -----------   -----------   ----------   ----------
        (168,520)      86,186      1,693,454        788,381       (104,202)      988,082    1,223,571    2,724,707
     -----------   ----------   ------------    -----------    -----------   -----------   ----------   ----------
      (8,741,663)   1,642,671     (1,723,648)       (89,200)     6,590,640     1,583,073      638,161           --
              --           --             --       (191,191)            --            --           --           --
     -----------   ----------   ------------    -----------    -----------   -----------   ----------   ----------
      (8,741,663)   1,642,671     (1,723,648)      (280,391)     6,590,640     1,583,073      638,161           --
     -----------   ----------   ------------    -----------    -----------   -----------   ----------   ----------
       5,731,294    1,458,898    (25,378,159)    (5,958,465)    (9,717,295)   (6,047,264)    (656,710)          --
              --           --             --        (13,282)            --            --           --           --
     -----------   ----------   ------------    -----------    -----------   -----------   ----------   ----------
       5,731,294    1,458,898    (25,378,159)    (5,971,747)    (9,717,295)   (6,047,264)    (656,710)          --
     -----------   ----------   ------------    -----------    -----------   -----------   ----------   ----------
      (3,010,369)   3,101,569    (27,101,807)    (6,252,138)    (3,126,655)   (4,464,191)     (18,549)          --
     -----------   ----------   ------------    -----------    -----------   -----------   ----------   ----------
     $(3,178,889)  $3,187,755   $(25,408,353)   $(5,463,757)   $(3,230,857)  $(3,476,109)  $1,205,022   $2,724,707
     ===========   ==========   ============    ===========    ===========   ===========   ==========   ==========

--------------------------------------------------------------------------------
Market Street Fund
Statements of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                    FOR THE SIX MONTHS ENDED JUNE 30, 2001
                                                                                  (UNAUDITED)
                                                ALL PRO        ALL PRO       ALL PRO       ALL PRO       ALL PRO        EQUITY
                                                 BROAD        LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP        500
                                                 EQUITY        GROWTH         VALUE        GROWTH         VALUE         INDEX
                                               PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss).............  $  1,052,855   $   (23,149)  $   200,342   $  (168,520)  $    86,186   $  1,693,454
   Net realized gain (loss) on investments
    and foreign currency related
    transactions............................    25,424,460    (6,813,913)      722,149    (8,741,663)    1,642,671     (1,723,648)
   Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency translations...........   (49,699,188)       33,859      (281,751)    5,731,294     1,458,898    (25,378,159)
                                              ------------   -----------   -----------   -----------   -----------   ------------
   Net increase (decrease) in net assets
    resulting from operations...............   (23,221,873)   (6,803,203)      640,740    (3,178,889)    3,187,755    (25,408,353)
 Distributions:
   From net investment income...............    (3,693,764)      (22,404)     (296,258)           --      (140,374)    (3,469,545)
   From net realized gains..................   (22,730,822)           --            --            --            --       (672,138)
 Capital share transactions:
   Net contributions (withdrawals) from
    affiliated life insurance companies.....    19,881,534     2,931,941     4,320,900      (252,420)    8,551,255     10,137,112
                                              ------------   -----------   -----------   -----------   -----------   ------------
    Total increase (decrease) in net
      assets................................   (29,764,925)   (3,893,666)    4,665,382    (3,431,309)   11,598,636    (19,412,924)
NET ASSETS
 Beginning of period........................   256,659,952    45,407,556    28,629,874    62,119,548    22,152,296    366,338,106
                                              ------------   -----------   -----------   -----------   -----------   ------------
 End of period..............................  $226,895,027   $41,513,890   $33,295,256   $58,688,239   $33,750,932   $346,925,182
                                              ============   ===========   ===========   ===========   ===========   ============

--------------------------------------------------------------------------------

                                                                     FOR THE YEAR ENDED DECEMBER 31, 2000
                                               ALL PRO        ALL PRO       ALL PRO       ALL PRO        ALL PRO        EQUITY
                                                BROAD        LARGE CAP     LARGE CAP     SMALL CAP      SMALL CAP        500
                                                EQUITY        GROWTH         VALUE         GROWTH         VALUE         INDEX
                                              PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO*
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)............  $  3,693,764   $    22,404   $   296,258   $   (410,913)  $   140,374   $  3,469,545
   Net realized gain (loss) on investments
    and foreign currency related
    transactions...........................    28,129,243       (81,058)   (1,872,285)    (2,933,439)      840,301        395,747
   Net change in unrealized appreciation
    (depreciation) on investments and
    foreign currency translations..........    (7,547,466)   (9,794,179)    2,181,360    (18,267,744)    2,762,127    (29,154,707)
                                             ------------   -----------   -----------   ------------   -----------   ------------
   Net increase (decrease) in net assets
    resulting from operations..............    24,275,541    (9,852,833)      605,333    (21,612,096)    3,742,802    (25,289,415)
 Distributions:
   From net investment income..............    (4,242,412)           --      (223,008)            --       (37,204)            --
   From net realized gains.................   (18,946,927)   (1,456,056)           --     (1,394,394)           --             --
 Capital share transactions:
   Net contributions (withdrawals) from
    affiliated life insurance companies....   (46,687,886)(1)  18,755,426   3,928,938     39,925,557     7,146,392    391,627,521
                                             ------------   -----------   -----------   ------------   -----------   ------------
    Total increase (decrease) in net
      assets...............................   (45,601,684)    7,446,537     4,311,263     16,919,067    10,851,990    366,338,106
NET ASSETS
 Beginning of period.......................   302,261,636    37,961,019    24,318,611     45,200,481    11,300,306             --
                                             ------------   -----------   -----------   ------------   -----------   ------------
 End of period.............................  $256,659,952   $45,407,556   $28,629,874   $ 62,119,548   $22,152,296   $366,338,106
                                             ============   ===========   ===========   ============   ===========   ============

(1.) Includes redemption of $27,804,811 as a result of redemption-in-kind on November 30, 2000.

* Commencement of operations was February 7, 2000

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Statements of Changes in Net Assets -- (Concluded)

--------------------------------------------------------------------------------

                                                                          FOR THE SIX MONTHS ENDED JUNE 30, 2001
                                                                                        (UNAUDITED)
                                                                            MID CAP                                     MONEY
                                                          INTERNATIONAL      GROWTH       BALANCED        BOND          MARKET
                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss).........................   $   788,381    $   (104,202)  $   988,082   $ 1,223,571   $  2,724,707
   Net realized gain (loss) on investments and foreign
    currency related transactions.......................      (280,391)      6,590,640     1,583,073       638,161             --
   Net change in unrealized appreciation (depreciation)
    on investments and foreign currency translations....    (5,971,747)     (9,717,295)   (6,047,264)     (656,710)            --
                                                           -----------    ------------   -----------   -----------   ------------
   Net increase (decrease) in net assets resulting from
    operations..........................................    (5,463,757)     (3,230,857)   (3,476,109)    1,205,022      2,724,707
 Distributions:
   From net investment income...........................      (948,131)       (656,102)   (2,557,702)   (2,443,787)    (2,724,707)
   From net realized gains..............................    (6,762,398)    (23,044,859)   (3,620,624)           --             --
 Capital share transactions:
   Net contributions (withdrawals) from affiliated life
    insurance companies.................................     7,903,257      26,060,998     7,416,605     6,777,361     22,850,917
                                                           -----------    ------------   -----------   -----------   ------------
    Total increase (decrease) in net assets.............    (5,271,029)       (870,820)   (2,237,830)    5,538,596     22,850,917
NET ASSETS
 Beginning of period....................................    78,500,863      98,969,382    71,520,712    38,981,867    108,830,812
                                                           -----------    ------------   -----------   -----------   ------------
 End of period..........................................   $73,229,834    $ 98,098,562   $69,282,882   $44,520,463   $131,681,729
                                                           ===========    ============   ===========   ===========   ============

--------------------------------------------------------------------------------

                                                                            FOR THE YEAR ENDED DECEMBER 31, 2000
                                                                             MID CAP                                    MONEY
                                                           INTERNATIONAL     GROWTH       BALANCED        BOND          MARKET
                                                             PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
 Operations:
   Net investment income (loss)..........................  $    948,131    $   656,102   $ 2,557,702   $ 2,443,787   $  6,421,823
   Net realized gain (loss) on investments and foreign
    currency related transactions........................     6,787,608     23,365,099     3,620,624    (1,504,908)            --
   Net change in unrealized appreciation (depreciation)
    on investments and foreign currency translations.....   (10,463,432)       937,624      (331,594)    2,499,445             --
                                                           ------------    -----------   -----------   -----------   ------------
   Net increase (decrease) in net assets resulting from
    operations...........................................    (2,727,693)    24,958,825     5,846,732     3,438,324      6,421,823
 Distributions:
   From net investment income............................    (1,001,935)      (325,505)   (2,365,140)   (2,245,406)    (6,421,823)
   From net realized gains...............................   (10,153,869)    (5,142,813)   (3,592,195)           --             --
 Capital share transactions:
   Net contributions (withdrawals) from affiliated life
    insurance companies..................................     3,588,795     16,966,529(2)  (2,354,517)    (393,316)    (8,056,626)
                                                           ------------    -----------   -----------   -----------   ------------
    Total increase (decrease) in net assets..............   (10,294,702)    36,457,036    (2,465,120)      799,602     (8,056,626)
NET ASSETS
 Beginning of period.....................................    88,795,565     62,512,346    73,985,832    38,182,265    116,887,438
                                                           ------------    -----------   -----------   -----------   ------------
 End of period...........................................  $ 78,500,863    $98,969,382   $71,520,712   $38,981,867   $108,830,812
                                                           ============    ===========   ===========   ===========   ============

(2.) Includes redemption of $7,942,354 as a result of redemption-in-kind on November 30, 2000.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                   ALL PRO BROAD EQUITY PORTFOLIO (FORMERLY, GROWTH PORTFOLIO)
------------------------------------------------------------------------------------------------------------------
                                                 01/01/01
                                                       TO     01/01/00   01/01/99   01/01/98   01/01/97   01/01/96
                                                 06/30/01          TO         TO         TO         TO         TO
                                                (UNAUDITED)   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.........      $19.18      $18.94     $18.82     $19.46     $18.10     $16.36
                                                  -------     -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income........................         .07         .28        .27        .27        .35        .46
Net realized and unrealized gain (loss) on
 investments.................................       (1.66)       1.42        .28       1.97       3.49       2.54
                                                  -------     -------    -------    -------    -------    -------
   Total from investment operations..........       (1.59)       1.70        .55       2.24       3.84       3.00
                                                  -------     -------    -------    -------    -------    -------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income......................................        (.28)       (.27)      (.06)      (.29)      (.38)      (.48)
Dividends to shareholders from net capital
 gains.......................................       (1.70)      (1.19)      (.37)     (2.59)     (2.10)      (.78)
                                                  -------     -------    -------    -------    -------    -------
   Total distributions.......................       (1.98)      (1.46)      (.43)     (2.88)     (2.48)     (1.26)
                                                  -------     -------    -------    -------    -------    -------
Net asset value, end of period...............      $15.61      $19.18     $18.94     $18.82     $19.46     $18.10
                                                  =======     =======    =======    =======    =======    =======
   Total return..............................       (8.93)%(2)    9.64%     2.98%     13.70%     24.32%     19.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000).............     226,895     256,660    302,262    315,299    267,389    198,948
Ratios of expenses to average net assets(1)
 (annualized)................................         .84%        .48%       .48%       .46%       .43%       .50%
Ratios of net investment income to average
 net assets (annualized).....................         .92%       1.32%      1.35%      1.53%      2.01%      2.80%
Portfolio turnover...........................         111%         39%        46%        30%       108%        72%
------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the All Pro Broad Equity Portfolio before reimbursement of expense by an affiliated insurance company for the period ended June 30, 2001, and the years ended December 31, 2000, 1999, 1998, 1997, and 1996 were as follows: 0.96%, 0.48%, 0.48%, 0.47%, 0.43%, and 0.50%, respectively.

(2.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                   ALL PRO LARGE CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------
                                                              01/01/01
                                                                    TO      01/01/00   01/01/99   05/04/98(2)
                                                              06/30/01           TO         TO         TO
                                                              (UNAUDITED)   12/31/00   12/31/99   12/31/98
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................    $11.50       $14.77     $11.77     $10.00
                                                                ------       ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)................................      (.01)         .01       (.01)       .00
Net realized and unrealized gain (loss) on investments......     (1.68)       (2.70)      3.01       1.77
                                                                ------       ------     ------     ------
    Total from investment operations........................     (1.69)       (2.69)      3.00       1.77
                                                                ------       ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........      (.01)        (.00)      (.00)      (.00)
Dividends to shareholders from net capital gains............      (.00)        (.58)      (.00)      (.00)
                                                                ------       ------     ------     ------
    Total distributions.....................................      (.01)        (.58)      (.00)      (.00)
                                                                ------       ------     ------     ------
Net asset value, end of period..............................     $9.80       $11.50     $14.77     $11.77
                                                                ======       ======     ======     ======
    Total return............................................    (14.74)%(3)  (19.00)%    25.52%     17.70%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................    41,514       45,408     37,961     14,307
Ratios of expenses to average net assets(1) (annualized)....       .90%         .87%       .89%       .90%
Ratios of net investment income (loss) to average net assets
  (annualized)..............................................      (.11)%        .05%      (.09)%      .04%
Portfolio turnover..........................................        72%         109%        83%        64%
----------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the All Pro Large Cap Growth Portfolio before reimbursement of expense by an affiliated insurance company for the period ended June 30, 2001, the years ended December 31, 2000 and 1999, and the period ended December 31, 1998 were as follows: 1.02%, 0.87%, 0.89%, and 0.92% (annualized), respectively.

(2.) Commencement of operations.

(3.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                   ALL PRO LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------
                                                              01/01/01
                                                                    TO      01/01/00   01/01/99   05/04/98(2)
                                                              06/30/01           TO         TO         TO
                                                              (UNAUDITED)   12/31/00   12/31/99   12/31/98
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................    $10.06       $ 9.98     $ 9.90     $10.00
                                                                ------       ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       .06          .10        .09        .07
Net realized and unrealized gain (loss) on investments......       .10          .07        .06      (0.17)
                                                                ------       ------     ------     ------
    Total from investment operations........................       .16          .17        .15       (.10)
                                                                ------       ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........      (.10)        (.09)      (.07)      (.00)
Dividends to shareholders from net capital gains............      (.00)        (.00)      (.00)      (.00)
                                                                ------       ------     ------     ------
    Total distributions.....................................      (.10)        (.09)      (.07)      (.00)
                                                                ------       ------     ------     ------
Net asset value, end of period..............................    $10.12       $10.06     $ 9.98     $ 9.90
                                                                ======       ======     ======     ======
    Total return............................................      1.67%(3)     1.75%      1.49%     (1.00)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................    33,295       28,630     24,319     15,616
Ratios of expenses to average net assets(1) (annualized)....       .90%         .92%       .91%       .95%
Ratios of net investment income to average net assets
  (annualized)..............................................      1.29%        1.17%      1.07%      1.31%
Portfolio turnover..........................................        23%          84%        64%        39%
----------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the All Pro Large Cap Value Portfolio before reimbursement of expense by an affiliated insurance company for the period ended June 30, 2001, the years ended December 31, 2000 and 1999, and the period ended December 31, 1998 were as follows: 1.02%, 0.92%, 0.91% and 0.97% (annualized), respectively.

(2.) Commencement of operations.

(3.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                   ALL PRO SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------
                                                              01/01/01
                                                                    TO      01/01/00   01/01/99   05/04/98(2)
                                                              06/30/01           TO         TO         TO
                                                              (UNAUDITED)   12/31/00   12/31/99   12/31/98
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................    $14.38       $18.83     $ 9.80     $10.00
                                                                ------       ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)................................       .06         (.05)      (.04)      (.01)
Net realized and unrealized gain (loss) on investments......      (.79)       (3.77)      9.07       (.19)
                                                                ------       ------     ------     ------
    Total from investment operations........................      (.73)       (3.82)      9.03       (.20)
                                                                ------       ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........      (.00)        (.00)      (.00)      (.00)
Dividends to shareholders from net capital gains............      (.00)        (.63)      (.00)      (.00)
                                                                ------       ------     ------     ------
    Total distributions.....................................      (.00)        (.63)      (.00)      (.00)
                                                                ------       ------     ------     ------
Net asset value, end of period..............................    $13.65       $14.38     $18.83     $ 9.80
                                                                ======       ======     ======     ======
    Total return............................................     (5.08)%(3)  (21.15)%    92.14%     (2.00)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................    58,688       62,120     45,200      9,685
Ratios of expenses to average net assets(1) (annualized)....      1.10%        1.07%      1.11%      1.24%
Ratios of net investment income (loss) to average net assets
  (annualized)..............................................      (.59)%       (.58)%     (.57)%     (.14)%
Portfolio turnover..........................................       102%         141%       114%        82%
----------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the All Pro Small Cap Growth Portfolio before reimbursement of expense by an affiliated insurance company for the period ended June 30, 2001, the years ended December 31, 2000 and 1999, and the period ended December 31, 1998 were as follows: 1.21%, 1.07%, 1.11%, and 1.25% (annualized), respectively.

(2.) Commencement of operations.

(3.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                   ALL PRO SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------------------------------------------------
                                                              01/01/01
                                                                    TO      01/01/00   01/01/99   05/04/98(2)
                                                              06/30/01           TO         TO         TO
                                                              (UNAUDITED)   12/31/00   12/31/99   12/31/98
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................    $ 9.12       $ 7.57     $ 8.25     $10.00
                                                                ------       ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................       .03          .06        .02        .02
Net realized and unrealized gain (loss) on investments......       .92         1.51       (.68)     (1.77)
                                                                ------       ------     ------     ------
   Total from investment operations.........................       .95         1.57       (.66)     (1.75)
                                                                ------       ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........      (.06)        (.02)      (.02)      (.00)
Dividends to shareholders from net capital gains............      (.00)        (.00)      (.00)      (.00)
                                                                ------       ------     ------     ------
   Total distributions......................................      (.06)        (.02)      (.02)      (.00)
                                                                ------       ------     ------     ------
Net asset value, end of period..............................    $10.01       $ 9.12     $ 7.57     $ 8.25
                                                                ======       ======     ======     ======
   Total return.............................................     10.48%(3)    20.88%     (8.05)%   (17.50)%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................    33,751       22,152     11,300      8,073
Ratios of expenses to average net assets(1) (annualized)....      1.10%        1.14%      1.20%      1.28%
Ratios of net investment income to average net assets
 (annualized)...............................................       .63%         .90%       .39%       .48%
Portfolio turnover..........................................        34%         117%       114%        38%
----------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the All Pro Small Cap Value Portfolio before reimbursement of expense by an affiliated insurance company for the period ended June 30, 2001, the years ended December 31, 2000 and 1999, and the period ended December 31, 1998 were as follows: 1.23%, 1.14%, 1.21% and 1.36% (annualized), respectively.

(2.) Commencement of operations.

(3.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period:

--------------------------------------------------------------------------------

                                                              EQUITY 500 INDEX PORTFOLIO
----------------------------------------------------------------------------------------
                                                               01/01/01
                                                                     TO      02/07/00(2)
                                                               06/30/01             TO
                                                              (UNAUDITED)     12/31/00
----------------------------------------------------------------------------------------
Net asset value, beginning of period........................    $  9.36        $ 10.00
                                                                -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................        .04            .09
Net realized and unrealized gain (loss) on investments......       (.67)          (.73)
                                                                -------        -------
   Total from investment operations.........................       (.63)          (.64)
                                                                -------        -------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment income........       (.09)          (.00)
Dividends to shareholders from net capital gains............       (.02)          (.00)
                                                                -------        -------
   Total distributions......................................       (.11)          (.00)
                                                                -------        -------
Net asset value, end of period..............................    $  8.62        $  9.36
                                                                =======        =======
   Total return(3)..........................................      (6.84)%        (6.40)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)............................    346,925        366,338
Ratios of expenses to average net assets(1) (annualized)....        .28%           .28%
Ratios of net investment income to average net assets
 (annualized)...............................................        .98%           .99%
Portfolio turnover..........................................          2%             5%
----------------------------------------------------------------------------------------

(1.) Expense ratios for the Equity 500 Index Portfolio before reimbursement of expense by an affiliated insurance company for the periods ended June 30, 2001 and December 31, 2000 were 0.51% (annualized) and 0.40% (annualized), respectively.

(2.) Commencement of operations.

(3.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                         INTERNATIONAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                    01/01/01
                                                          TO      01/01/00   01/01/99   01/01/98   01/01/97   01/01/96
                                                    06/30/01           TO         TO         TO         TO         TO
                                                    (UNAUDITED)   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............    $14.14       $16.68     $13.85     $13.61     $13.41     $12.86
                                                      ------       ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.............................       .10          .17        .19        .15        .11        .11
Net realized and unrealized gain (loss) on
 investments......................................      (.99)        (.61)      3.61       1.14       1.08       1.23
                                                      ------       ------     ------     ------     ------     ------
   Total from investment operations...............      (.89)        (.44)      3.80       1.29       1.19       1.34
                                                      ------       ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income...........................................      (.17)        (.19)      (.16)      (.10)      (.11)      (.16)
Dividends to shareholders from net capital
 gains............................................     (1.22)       (1.91)      (.81)      (.95)      (.88)      (.63)
                                                      ------       ------     ------     ------     ------     ------
   Total distributions............................     (1.39)       (2.10)      (.97)     (1.05)      (.99)      (.79)
                                                      ------       ------     ------     ------     ------     ------
Net asset value, end of period....................    $11.86       $14.14     $16.68     $13.85     $13.61     $13.41
                                                      ======       ======     ======     ======     ======     ======
   Total return...................................     (7.02)%(2)   (2.75)%    29.33%     10.13%      9.66%     10.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..................    73,230       78,501     88,796     71,363     62,513     50,955
Ratios of expenses to average net assets(1)
 (annualized).....................................      1.07%         .95%       .98%      1.00%      1.02%      1.05%
Ratios of net investment income to average net
 assets (annualized)..............................      1.60%        1.33%      1.32%      1.18%      1.13%      1.08%
Portfolio turnover................................        22%          37%        41%        37%        37%        35%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the International Portfolio before reimbursement of expense by an affiliated insurance company for the period ended June 30, 2001 and the years ended December 31, 2000, 1999, 1998, 1997, and 1996 were as follows: 1.07%, 0.95%, 0.98%, 1.00%, 1.02%, and 1.05%, respectively.

(2.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                     MID CAP GROWTH PORTFOLIO (FORMERLY, AGGRESSIVE GROWTH PORTFOLIO)
----------------------------------------------------------------------------------------------------------------------
                                                    01/01/01
                                                          TO      01/01/00   01/01/99   01/01/98   01/01/97   01/01/96
                                                    06/30/01           TO         TO         TO         TO         TO
                                                    (UNAUDITED)   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period..............    $27.71       $21.97     $21.91     $22.19     $18.52     $17.38
                                                      ------       ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)......................      (.02)         .18        .11        .11        .17        .17
Net realized and unrealized gain on investments...      (.96)        7.48       2.89       1.50       3.72       3.03
                                                      ------       ------     ------     ------     ------     ------
   Total from investment operations...............      (.98)        7.66       3.00       1.61       3.89       3.20
                                                      ------       ------     ------     ------     ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income...........................................      (.18)        (.11)      (.11)      (.18)      (.18)      (.19)
Dividends to shareholders from net capital
 gains............................................     (6.45)       (1.81)     (2.83)     (1.71)      (.04)     (1.87)
                                                      ------       ------     ------     ------     ------     ------
   Total distributions............................     (6.63)       (1.92)     (2.94)     (1.89)      (.22)     (2.06)
                                                      ------       ------     ------     ------     ------     ------
Net asset value, end of period....................    $20.10       $27.71     $21.97     $21.91     $22.19     $18.52
                                                      ======       ======     ======     ======     ======     ======
   Total return...................................     (2.93)%(2)   38.24%     15.96%      7.99%     21.21%     21.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)..................    98,099       98,969     62,513     56,495     48,574     34,098
Ratios of expenses to average net assets(1)
 (annualized).....................................       .88%         .53%       .57%       .61%       .63%       .68%
Ratios of net investment income (loss) to average
 net assets (annualized)..........................      (.22)%        .81%       .59%       .56%       .95%      1.14%
Portfolio turnover................................        98%          68%        46%        41%        37%        47%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Mid Cap Growth Portfolio before reimbursement of expense by an affiliated insurance company for the period ended June 30, 2001 and the years ended December 31, 2000, 1999, 1998, 1997, and 1996 were as follows: 0.96%, 0.53%, 0.57%, 0.62%, 0.63%, and 0.68%, respectively.

(2.) Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                           BALANCED PORTFOLIO (FORMERLY, MANAGED PORTFOLIO)
----------------------------------------------------------------------------------------------------------------------
                                                 01/01/01
                                                       TO      01/01/00   01/01/99   01/01/98      01/01/97   01/01/96
                                                 06/30/01           TO         TO          TO           TO         TO
                                                 (UNAUDITED)   12/31/00   12/31/99   12/31/98      12/31/97   12/31/96
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...........    $16.79       $16.79     $17.68      $17.06       $14.68     $14.19
                                                   ------       ------     ------      ------       ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................       .21          .60        .54         .54          .54        .51
Net realized and unrealized gain (loss) on
 investments...................................      (.96)         .75       (.41)       1.45         2.49       1.07
                                                   ------       ------     ------      ------       ------     ------
   Total from investment operations............      (.75)        1.35        .13        1.99         3.03       1.58
                                                   ------       ------     ------      ------       ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income........................................      (.60)        (.54)      (.13)       (.55)        (.53)      (.51)
Dividends to shareholders from net capital
 gains.........................................      (.85)        (.81)      (.89)       (.82)        (.12)      (.58)
                                                   ------       ------     ------      ------       ------     ------
   Total distributions.........................      1.45        (1.35)     (1.02)      (1.37)        (.65)     (1.09)
                                                   ------       ------     ------      ------       ------     ------
Net asset value, end of period.................    $14.59       $16.79     $16.79      $17.68       $17.06     $14.68
                                                   ======       ======     ======      ======       ======     ======
   Total return................................     (4.80)%(2)    8.75%      0.75%      12.54%       21.23%     11.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)...............    69,283       71,521     73,986      67,805       56,068     43,431
Ratios of expenses to average net assets(1)
 (annualized)..................................       .80%         .57%       .57%        .57%         .58%       .60%
Ratios of net investment income to average net
 assets (annualized)...........................      2.88%        3.65%      3.25%       3.22%        3.47%      3.68%
Portfolio turnover.............................        68%         157%       156%        203%          99%       106%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Balanced Portfolio before reimbursement of expense by an affiliated insurance company for the period ended June 30, 2001, and the years ended December 31, 2000, 1999, 1998, 1997, and 1996 were as follows: 0.80%, 0.57%, 0.57%, 0.58%, 0.58%, and 0.60%, respectively.

(2.) Total returns for periods less than one year are not annualized.

See accompanying financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                            BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                 01/01/01
                                                       TO      01/01/00   01/01/99   01/01/98      01/01/97   01/01/96
                                                 06/30/01           TO         TO          TO           TO         TO
                                                 (UNAUDITED)   12/31/00   12/31/99   12/31/98      12/31/97   12/31/96
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...........    $10.92       $10.58     $11.22      $10.98       $10.67     $11.00
                                                   ------       ------     ------      ------       ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................       .29          .68        .62         .63          .64        .63
Net realized and unrealized gain (loss) on
 investments...................................       .02          .28       (.99)        .25          .33       (.34)
                                                   ------       ------     ------      ------       ------     ------
   Total from investment operations............       .31          .96       (.37)        .88          .97        .29
                                                   ------       ------     ------      ------       ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income........................................      (.68)        (.62)      (.15)       (.64)        (.66)      (.62)
Dividends to shareholders from net capital
 gains.........................................      (.00)        (.00)      (.12)       (.00)        (.00)      (.00)
                                                   ------       ------     ------      ------       ------     ------
   Total distributions.........................      (.68)        (.62)      (.27)       (.64)        (.66)      (.62)
                                                   ------       ------     ------      ------       ------     ------
Net asset value, end of period.................    $10.55       $10.92     $10.58      $11.22       $10.98     $10.67
                                                   ======       ======     ======      ======       ======     ======
   Total return................................      3.10%(2)     9.68%     (3.31)%     (8.22)%       9.50%      2.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)...............    44,520       38,982     38,182      36,846       23,350     17,087
Ratios of expenses to average net assets(1)
 (annualized)..................................       .66%         .52%       .52%        .53%         .57%       .56%
Ratios of net investment income to average net
 assets (annualized)...........................      5.94%        6.59%      6.19%       6.03%        6.24%      6.08%
Portfolio turnover.............................       423%         202%       202%        163%         105%       133%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Bond Portfolio before reimbursement of expense by an affiliated insurance company for the period ended June 30, 2001 and the years ended December 31, 2000, 1999, 1998, 1997, and 1996 were as follows:
     0.68%, 0.52%, 0.52%, 0.55%, 0.57%, and 0.56%, respectively.

(2.) Total returns for periods less than one year are not annualized.

See accompanying financial statements.

--------------------------------------------------------------------------------
Market Street Fund
Financial Highlights -- Continued

--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the periods:

--------------------------------------------------------------------------------

                                                                        MONEY MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                  01/01/01
                                                        TO     01/01/00   01/01/99   01/01/98      01/01/97   01/01/96
                                                  06/30/01          TO         TO          TO           TO         TO
                                                 (UNAUDITED)   12/31/00   12/31/99   12/31/98      12/31/97   12/31/96
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...........    $  1.00     $  1.00    $  1.00      $ 1.00       $ 1.00     $ 1.00
                                                   -------     -------    -------      ------       ------     ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..........................        .02         .06        .05         .05          .05        .05
                                                   -------     -------    -------      ------       ------     ------
   Total from investment operations............        .02         .06        .05         .05          .05        .05
                                                   -------     -------    -------      ------       ------     ------
LESS DISTRIBUTIONS:
Dividends to shareholders from net investment
 income........................................       (.02)       (.06)      (.05)       (.05)        (.05)      (.05)
                                                   -------     -------    -------      ------       ------     ------
   Total distributions.........................       (.02)       (.06)      (.05)       (.05)        (.05)      (.05)
                                                   -------     -------    -------      ------       ------     ------
Net asset value, end of period.................    $  1.00     $  1.00    $  1.00      $ 1.00       $ 1.00     $ 1.00
                                                   =======     =======    =======      ======       ======     ======
   Total return................................       2.33%(2)    6.16%      4.91%       5.29%        5.33%      5.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period $(000)...............    131,682     108,831    116,887      91,453       64,339     54,197
Ratios of expenses to average net assets(1)
 (annualized)..................................        .49%        .41%       .40%        .40%         .39%       .44%
Ratios of net investment income to average net
 assets (annualized)...........................       4.60%       5.98%      4.81%       5.15%        5.21%      5.03%
----------------------------------------------------------------------------------------------------------------------

(1.) Expense ratios for the Money Market Portfolio before reimbursement of expense by an affiliated insurance company for the period ended June 30, 2001 and the years ended December 31, 2000, 1999, 1998, 1997, and 1996 were as follows: 0.52%, 0.41%, 0.40%, 0.42%, 0.39%, and 0.44%, respectively.

(2.) Total returns for periods less than one year are not annualized.

See accompanying financial statements.

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, June 30, 2001
(Unaudited)

--------------------------------------------------------------------------------

1. ORGANIZATION

Market Street Fund (the "Fund") is registered as an open-end diversified management company under the Investment Company Act of 1940, as amended. As of close of business on January 26, 2001 the Fund was reorganized as a Delaware Business Trust. Previously, the Fund had been organized as a Maryland Corporation since 1985. As a "series" type of mutual fund, the Fund issues separate series of shares of beneficial interest currently consisting of the All Pro Broad Equity Portfolio (formerly, Growth Portfolio prior to January 29,
2001), All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio, All Pro Small Cap Value Portfolio, Equity 500 Index Portfolio, International Portfolio, Mid Cap Growth Portfolio (formerly, Aggressive Growth Portfolio prior to January 29, 2001), Balanced Portfolio (formerly, Managed Portfolio prior to January 29, 2001), Bond Portfolio, and Money Market Portfolio. The Fund serves as an investment medium for modified premium and flexible premium adjustable variable life insurance policies and individual flexible premium deferred variable annuity contracts (Policies) issued by Provident Mutual Life Insurance Company (PMLIC) and for flexible premium deferred variable annuity contracts issued by Provident mutual Life and Annuity Company of America (PLACA) and policies issued by National Life Insurance Company (NLIC) of Vermont. The Fund also serves as the investment medium for single premium and scheduled premium variable life insurance policies that are no longer being issued.

2. ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Valuation of Investments

Bonds are carried at market value based on the last bid price on a national securities exchange or on quoted prices from a third-party pricing service. Investments in common and preferred stocks primarily traded on recognized U.S. or foreign securities exchanges are valued at the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. Eastern time, on the last business day of the period, or, if there was no sale, at the last bid price on that day. Short-term investments with maturities of less than 90 days and Money Market Portfolio investments are valued at amortized cost, which approximates market value.

  Investments

Security transactions are accounted for on the trade date. The cost of investment securities sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

  Futures Contracts

The Portfolios may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or (except for Money Market and Bond Portfolios) for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed, at which time the appreciation or depreciation is realized. At June 30, 2001, the Equity 500 Index Portfolio held thirteen Long S & P 500 September 2001 futures, with a cost of $3,503,363 and a current market value of $3,387,175.

  Foreign Currency Translations

Foreign currency amounts are translated into U.S. Dollars on the following bases:

   (i) Market value of investment securities, assets and liabilities, at the daily rate of exchange;

   (ii) Purchases and sales of investment securities, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon settlement;

   (iii) Income and expenses, at the rate of exchange prevailing on the respective dates of such transactions. Exchange gains or losses are recognized upon ultimate receipt or disbursement.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the lack of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund does not isolate that portion of the results of operations derived from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Dividends to Shareholders

Dividends of any investment income of the Money Market Portfolio are declared daily and paid monthly. The All Pro Broad Equity Portfolio, All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio, All Pro Small Cap Value Portfolio, Equity 500 Index Portfolio, International Portfolio, Mid Cap Growth Portfolio, Balanced Portfolio, and Bond Portfolio declare and pay any dividends of investment income annually. For all Portfolios, distributions of any capital gains are declared and paid annually.

  Federal Income Taxes

No provision is made for Federal income taxes, as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from Federal income taxes.

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

Under the advisory agreement, the Fund is obligated to pay investment advisory fees to Market Street Investment Management Co. (MSIM) with respect to the Portfolios monthly as a percentage of the Portfolios' average daily net assets. For the period prior to January 29, 2001, Sentinel Advisors Company (SAC), a Vermont General Partnership, served as advisor for the All Pro Broad Equity, Mid Cap Growth, Balanced, Bond, and Money Market Portfolios. For the period prior to January 29, 2001 with respect to the Broad Equity Portfolio, SAC was compensated monthly at an effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of the average daily net assets in excess of $40 million. For the period prior to January 29, 2001 with respect to the Mid Cap Growth portfolio, SAC was compensated monthly at the effective annual rate of 0.50% of the first $20 million of the average daily net assets of the portfolio, 0.40% of the next $20 million and 0.30% of the average daily net assets in excess of $40 million. For the period prior to January 29, 2001 with respect to the Balanced Portfolio, SAC was compensated monthly at the effective annual rate of 0.40% of the first $100 million of the average daily net assets of the portfolio and 0.35% of the average daily net assets in excess of $100 million. For the period prior to January 29, 2001 with respect to the Bond Portfolio, SAC was compensated monthly at the effective annual rate of 0.35% of the first $100 million of the average daily net assets of the portfolio and 0.30% of the average daily net assets in excess of $100 million. For the period prior to January 29, 2001, SAC was compensated monthly at an effective annual rate of 0.25% of the average daily net assets of the Money Market Portfolio. For the period prior to January 29, 2001, MSIM served as advisor for the All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, Equity 500 Index, and International Portfolios. For the period prior to January 29, 2001 with respect to the All Pro Large Cap Growth and All Pro Large Cap Value Portfolios, MSIM was compensated monthly at an effective annual rate of 0.70% of the average daily net assets. For the period prior to January 29, 2001 with respect to the All Pro Small Cap Growth and All Pro Small Cap Value Portfolios, MSIM was compensated monthly at an effective annual rate of 0.90% of the average daily net assets. For the period prior to January 29, 2001 with respect to the Equity 500 Index Portfolio, MSIM was compensated monthly at an effective annual rate of 0.24% of the average daily net assets. For the period prior to January 29, 2001 with respect to the International Portfolio, MSIM was compensated monthly at an effective annual rate of 0.75% of the first $500 million of the average daily net assets of the portfolio and 0.60% of the average daily net assets in excess of $500 million.

For the period beginning January 29, 2001 with respect to the All Pro Broad Equity Portfolio, MSIM is compensated monthly at an effective annual rate of 0.75% of the first $200 million of the average daily net assets of the portfolio and 0.70% of the average daily net assets in excess of $200 million. For the period beginning January 29, 2001 with respect to the All Pro Large Cap Growth Portfolio and All Pro Large Cap Value Portfolio, MSIM is compensated monthly at an effective annual rate

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

of 0.70% of the first $200 million of the average daily net assets of the portfolios and 0.65% of the average daily net assets in excess of $200 million. For the period beginning January 29, 2001 with respect to the All Pro Small Cap Growth Portfolio and All Pro Small Cap Value Portfolio, MSIM is compensated monthly at an effective annual rate of 0.90% of the first $200 million of the average daily net assets of the portfolios and 0.85% of the average daily net assets in excess of $200 million. For the period beginning January 29, 2001 with respect to the Equity 500 Index Portfolio, MSIM is compensated monthly at an effective annual rate of 0.24% of the average daily net assets of the Portfolio. For the period beginning January 29, 2001 with respect to the International Portfolio, MSIM is compensated monthly at an effective annual rate of 0.75% of the first $500 million of the average daily net assets of the portfolio and 0.70% of the average daily net assets in excess of $500 million. For the period beginning January 29, 2001 with respect to the Mid Cap Growth Portfolio, MSIM is compensated monthly at an effective annual rate of 0.75% of the first $200 million of the average daily net assets of the portfolio and 0.70% of the average daily net assets in excess of $200 million. For the period beginning January 29, 2001 with respect to the Balanced Portfolio, MSIM is compensated monthly at an effective annual rate of 0.55% of the average daily net assets of the Portfolio. For the period beginning January 29, 2001 with respect to the Bond Portfolio, MSIM is compensated monthly at an effective annual rate of 0.40% of the average daily net assets of the Portfolio. For the period beginning January 29, 2001 with respect to the Money Market Portfolio, MSIM is compensated monthly at an effective annual rate of 0.25% of the average daily net assets of the Portfolio.

For the period prior to January 29, 2001, PMLIC agreed to reimburse each fund for ordinary operating expenses, excluding investment advisory fees, and costs of litigation and indemnification not covered by insurance, in excess of 0.40% of all of the Portfolio's average daily net assets, exclusive of the International Portfolio which was 0.75% of the average daily net assets. For the period beginning January 29, 2001, PMLIC agrees to reimburse each fund for ordinary operating expenses, excluding investment advisory fees, and costs of litigation and indemnification not covered by insurance, in excess of 0.16% for the All Pro Broad Equity Portfolio; 0.40% for the All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth and All Pro Small Cap Value Portfolios; 0.04% for the Equity 500 Index Portfolio; 0.75% for the International Portfolio; 0.20% for the Mid Cap Growth Portfolio; 0.40% for the Balanced Portfolio; 0.28% for the Bond Portfolio; and 0.25% for the Money Market Portfolio.

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

The table below summarizes the amount reimbursed for each Portfolio by PMLIC for the period ended June 30, 2001.

                                   REIMBURSED
PORTFOLIO                           BY PMLIC
---------                          ----------
All Pro Broad Equity
  Portfolio....................     $130,785
All Pro Large Cap Growth
  Portfolio....................       24,890
All Pro Large Cap Value
  Portfolio....................       17,883
All Pro Small Cap Growth
  Portfolio....................       31,480
All Pro Small Cap Value
  Portfolio....................       17,744
Equity 500 Index Portfolio.....      403,683
International Portfolio........           --
Mid Cap Growth Portfolio.......       35,393
Balanced Portfolio.............          249
Bond Portfolio.................        3,413
Money Market Portfolio.........       14,575
                                    --------
                                    $680,095
                                    ========

As of January 29, 2001, Provident Mutual serves as the Fund's administrator. For providing administrative services, the Fund is obligated to pay Provident Mutual quarterly, in arrears, a fee per Portfolio at the annual rate of 0.10% of each Portfolio's average daily net assets.

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

4. NET ASSETS

At June 30, 2001, the Portfolios' net assets consisted of:

                                                 ALL PRO        ALL PRO       ALL PRO       ALL PRO
                                                  BROAD        LARGE CAP     LARGE CAP     SMALL CAP
                                                  EQUITY        GROWTH         VALUE         GROWTH
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------------------
Net contribution from shareholders...........  $208,197,367   $51,134,042   $32,515,943   $ 66,222,929
Undistributed net investment income (loss)...     1,052,855       (23,149)      200,342       (168,520)
Undistributed net realized gain..............    25,424,460            --            --             --
Accumulated loss on investment
 transactions................................            --    (7,086,994)   (1,415,680)   (11,716,683)
Net unrealized appreciation (depreciation) on
 investments and foreign currency............    (7,779,655)   (2,510,009)    1,994,651      4,350,513
                                               ------------   -----------   -----------   ------------
                                               $226,895,027   $41,513,890   $33,295,256   $ 58,688,239
                                               ============   ===========   ===========   ============

                                                 ALL PRO
                                                SMALL CAP       EQUITY
                                                  VALUE       500 INDEX     INTERNATIONAL
                                                PORTFOLIO     PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------
Net contribution from shareholders...........  $28,431,282   $401,764,633    $75,344,861
Undistributed net investment income..........       86,186      1,693,454        597,190
Undistributed net realized gain..............      810,764             --             --
Accumulated loss on investment
 transactions................................           --     (2,000,039)      (134,980)
Net unrealized appreciation (depreciation) on
 investments and foreign currency............    4,422,700    (54,532,866)    (2,577,237)
                                               -----------   ------------    -----------
                                               $33,750,932   $346,925,182    $73,229,834
                                               ===========   ============    ===========

                                                 MID CAP                                    MONEY
                                                 GROWTH       BALANCED        BOND          MARKET
                                                PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------
Net contribution from shareholders...........  $90,870,368   $64,899,868   $44,974,993   $131,681,795
Undistributed net investment income (loss)...     (104,202)      988,082     1,223,571             --
Undistributed net realized gain..............    6,570,225     1,583,073            --             --
Accumulated loss on investment
 transactions................................           --            --    (1,783,420)           (66)
Net unrealized appreciation (depreciation) on
 investments and foreign currency............      762,171     1,811,859       105,319             --
                                               -----------   -----------   -----------   ------------
                                               $98,098,562   $69,282,882   $44,520,463   $131,681,729
                                               ===========   ===========   ===========   ============

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

5. PURCHASES AND SALES OF INVESTMENTS (EXCLUDING SHORT-TERM SECURITIES)

Purchases and proceeds on sales of investments for the portfolios, for the period ended June 30, 2001, were as follows:

                                                 ALL PRO        ALL PRO       ALL PRO       ALL PRO       ALL PRO
                                                  BROAD        LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP
                                                  EQUITY        GROWTH         VALUE        GROWTH         VALUE
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations.......................  $         --   $        --   $        --   $        --   $        --
Corporate Bonds..............................            --            --            --            --            --
Common and Preferred Stock...................   258,487,784    32,657,887    12,620,138    57,736,856    15,834,656
                                               ------------   -----------   -----------   -----------   -----------
Total Purchases..............................  $258,487,784   $32,657,887   $12,620,138   $57,736,856   $15,834,656
                                               ============   ===========   ===========   ===========   ===========
SALES
U.S. Gov't Obligations.......................  $         --   $        --   $        --   $        --   $        --
Corporate Bonds..............................            --            --            --            --            --
Common and Preferred Stock...................   240,171,371    29,193,773     7,087,358    56,415,406     8,705,183
                                               ------------   -----------   -----------   -----------   -----------
Total Sales..................................  $240,171,371   $29,193,773   $ 7,087,358   $56,415,406   $ 8,705,183
                                               ============   ===========   ===========   ===========   ===========

                                                            EQUITY                        MID CAP
                                                           500 INDEX    INTERNATIONAL      GROWTH       BALANCED         BOND
                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
PURCHASES
U.S. Gov't Obligations..................................  $        --    $        --    $         --   $ 5,163,855   $161,414,750
Corporate Bonds.........................................           --             --              --     9,313,630     15,443,442
Common and Preferred Stock..............................   12,458,148     16,015,591     104,555,314    35,387,693             --
                                                          -----------    -----------    ------------   -----------   ------------
Total Purchases.........................................  $12,458,148    $16,015,591    $104,555,314   $49,865,178   $176,858,192
                                                          ===========    ===========    ============   ===========   ============
SALES
U.S. Gov't Obligations..................................  $        --    $        --    $         --   $ 3,487,593   $153,304,542
Corporate Bonds.........................................           --             --              --     7,954,510     15,572,464
Common and Preferred Stock..............................    5,718,458     16,232,565     102,273,472    32,858,817             --
                                                          -----------    -----------    ------------   -----------   ------------
Total Sales.............................................  $ 5,718,458    $16,232,565    $102,273,472   $44,300,920   $168,877,006
                                                          ===========    ===========    ============   ===========   ============

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

6. TAX BASIS OF INVESTMENTS

Investment information based on the cost of the securities for Federal income tax purposes held at June 30, 2001 is as follows:

                                                 ALL PRO        ALL PRO       ALL PRO       ALL PRO       ALL PRO
                                                  BROAD        LARGE CAP     LARGE CAP     SMALL CAP     SMALL CAP
                                                  EQUITY        GROWTH         VALUE        GROWTH         VALUE
                                                PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation......  $ 15,693,937   $ 2,224,191   $ 3,383,199   $ 8,300,459   $ 5,078,644
Aggregate gross unrealized depreciation......   (21,301,420)   (4,671,452)   (1,343,151)   (3,523,379)     (569,494)
                                               ------------   -----------   -----------   -----------   -----------
Net unrealized appreciation (depreciation)...  $ (5,607,483)  $(2,447,261)  $ 2,040,048   $ 4,777,080   $ 4,509,150
                                               ============   ===========   ===========   ===========   ===========
Aggregate cost of securities for federal
 income tax purposes.........................  $231,910,933   $44,730,688   $32,883,411   $55,512,740   $29,069,598
                                               ============   ===========   ===========   ===========   ===========
Capital loss carryover (available to offset
 possible future gains). The carryover
 expires as follows:
 All Pro Large Cap Growth -- $210,335 in
 2008; All Pro Large Cap Value -- $215,305 in
 2006, $1,877,122 in 2008; All Pro Small Cap
 Growth -- $2,548,452 in 2008; All Pro Small
 Cap Value -- $745,457 in 2007...............  $         --   $   210,335   $ 2,092,427   $ 2,548,452   $   745,457
                                               ============   ===========   ===========   ===========   ===========

                                               EQUITY                        MID CAP                                    MONEY
                                             500 INDEX     INTERNATIONAL     GROWTH       BALANCED        BOND          MARKET
                                             PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Aggregate gross unrealized appreciation...  $ 37,935,214    $ 6,395,118    $10,093,393   $ 5,285,485   $   418,416   $         --
Aggregate gross unrealized depreciation...   (91,889,673)    (8,896,928)    (9,331,222)   (3,473,626)     (313,097)            --
                                            ------------    -----------    -----------   -----------   -----------   ------------
Net unrealized appreciation
 (depreciation)...........................  $(53,954,459)   $(2,501,810)   $   762,171   $ 1,811,859   $   105,319   $         --
                                            ============    ===========    ===========   ===========   ===========   ============
Aggregate cost of securities for federal
 income tax purposes......................  $400,043,721    $73,952,486    $96,987,517   $66,969,201   $52,437,979   $132,140,980
                                            ============    ===========    ===========   ===========   ===========   ============
Capital loss carryover (available to
 offset future gains). The carryover
 expires as follows:
 Bond Portfolio -- $916,674 in 2007,
 $1,504,908 in 2008; Money Market
 Portfolio -- $57 in 2005, $9 in 2007.....  $         --    $        --    $        --   $        --   $ 2,421,582   $         66
                                            ============    ===========    ===========   ===========   ===========   ============

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, June 30, 2001 -- Continued
(Unaudited)

--------------------------------------------------------------------------------

7. AUTHORIZED CAPITAL SHARES AND CAPITAL SHARE TRANSACTIONS

On June 30, 2001, the Fund had authorized an unlimited number of shares of beneficial interest (shares) without par value. The shares are divided into eleven series: All Pro Broad Equity Portfolio, All Pro Large Cap Growth Portfolio, All Pro Large Cap Value Portfolio, All Pro Small Cap Growth Portfolio, All Pro Small Cap Value Portfolio, Equity 500 Index Portfolio, International Portfolio, Mid Cap Growth Portfolio, Balanced Portfolio, Bond Portfolio, and Money Market Portfolio.

On June 30, 2001, Provident Mutual Life Insurance Company owned 985,334 shares of All Pro Large Cap Value, 231,852 shares of All Pro Small Cap Growth and 402,213 shares of All Pro Small Cap Value.

Transactions in capital shares for the period ended June 30, 2001 were as follows:

                                      ALL PRO                   ALL PRO                  ALL PRO                  ALL PRO
                                    BROAD EQUITY               LARGE CAP                LARGE CAP                SMALL CAP
                                     PORTFOLIO              GROWTH PORTFOLIO         VALUE PORTFOLIO          GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                               SHARES        AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold.................    379,753   $  6,001,766    689,791   $ 6,921,021    754,401   $ 7,403,256    459,406   $ 6,705,587
Shares redeemed.............   (810,765)   (12,544,818)  (404,027)   (4,011,484)  (341,983)   (3,378,614)  (479,091)   (6,958,007)
Shares reinvested...........  1,590,884     26,424,586      1,988        22,404     30,448       296,258         --            --
                              ---------   ------------   --------   -----------   --------   -----------   --------   -----------
Net contributions
 (withdrawals) from
 affiliated insurance
 companies..................  1,159,872   $ 19,881,534    287,752   $ 2,931,941    442,866   $ 4,320,900    (19,685)  $  (252,420)
                              =========   ============   ========   ===========   ========   ===========   ========   ===========

                                                          ALL PRO
                                                         SMALL CAP              EQUITY 500 INDEX              INTERNATIONAL
                                                      VALUE PORTFOLIO               PORTFOLIO                   PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                   SHARES       AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold.....................................  1,337,414   $12,303,130    2,889,607   $ 25,463,052    1,702,483   $ 20,372,556
Shares redeemed.................................   (409,535)   (3,892,249)  (2,234,084)   (19,467,623)  (1,684,202)   (20,179,828)
Shares reinvested...............................     15,915       140,374      454,132      4,141,683      606,651      7,710,529
                                                  ---------   -----------   ----------   ------------   ----------   ------------
Net contributions from affiliated insurance
 companies......................................    943,794   $ 8,551,255    1,109,655   $ 10,137,112      624,932   $  7,903,257
                                                  =========   ===========   ==========   ============   ==========   ============

                                          MID CAP
                                     GROWTH PORTFOLIO         BALANCED PORTFOLIO         BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------
                                   SHARES       AMOUNT       SHARES      AMOUNT       SHARES      AMOUNT
-----------------------------------------------------------------------------------------------------------
Shares sold.....................    531,542   $10,655,057    349,890   $ 5,208,307    704,867   $ 7,376,158
Shares redeemed.................   (431,251)   (8,295,020)  (269,555)   (3,970,028)  (290,888)   (3,042,584)
Shares reinvested...............  1,208,000    23,700,961    407,005     6,178,326    236,343     2,443,787
                                  ---------   -----------   --------   -----------   --------   -----------
Net contributions from
 affiliated insurance
 companies......................  1,308,291   $26,060,998    487,340   $ 7,416,605    650,322   $ 6,777,361
                                  =========   ===========   ========   ===========   ========   ===========

                                         MONEY MARKET
                                          PORTFOLIO
--------------------------------  --------------------------
                                    SHARES         AMOUNT
--------------------------------  --------------------------
Shares sold.....................   90,745,677   $ 90,745,677
Shares redeemed.................  (70,764,233)   (70,764,233)
Shares reinvested...............    2,869,473      2,869,473
                                  -----------   ------------
Net contributions from
 affiliated insurance
 companies......................   22,850,917   $ 22,850,917
                                  ===========   ============

--------------------------------------------------------------------------------
Market Street Fund

Notes to Financial Statements, June 30, 2001 -- Concluded
(Unaudited)

--------------------------------------------------------------------------------

Transactions in capital shares for the year ended December 31, 2000 were as follows:

                                     ALL PRO                    ALL PRO                  ALL PRO                  ALL PRO
                                  BROAD EQUITY                 LARGE CAP                LARGE CAP                SMALL CAP
                                    PORTFOLIO              GROWTH PORTFOLIO          VALUE PORTFOLIO         GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                              SHARES        AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT      SHARES       AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold...............     850,256   $ 15,229,569   1,707,093   $23,200,270    861,743   $8,192,483   2,748,682   $54,628,350
Shares redeemed...........  (4,751,035)   (85,106,794)   (433,598)   (5,900,900)  (473,857)  (4,486,554)   (907,968)  (16,097,187)
Shares reinvested.........   1,320,577     23,189,339     103,708     1,456,056     22,967      223,008      77,943     1,394,394
                            ----------   ------------   ---------   -----------   --------   ----------   ---------   -----------
Net contributions
 (withdrawals) from
 affiliated insurance
 companies................  (2,580,202)  $(46,687,886)  1,377,203   $18,755,426    410,853   $3,928,937   1,918,657   $39,925,557
                            ==========   ============   =========   ===========   ========   ==========   =========   ===========

                                                          ALL PRO
                                                         SMALL CAP              EQUITY 500 INDEX              INTERNATIONAL
                                                      VALUE PORTFOLIO               PORTFOLIO                   PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                   SHARES       AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Shares sold.....................................  1,328,015   $10,328,625   42,386,501   $423,903,280      707,379   $  9,716,797
Shares redeemed.................................   (396,460)   (3,219,436)  (3,245,882)   (32,275,759)  (1,265,762)   (17,283,806)
Shares reinvested...............................      5,062        37,204           --             --      783,964     11,155,804
                                                  ---------   -----------   ----------   ------------   ----------   ------------
Net contributions from affiliated insurance
 companies......................................    936,617   $ 7,146,393   39,140,619   $391,627,521      225,581   $  3,588,795
                                                  =========   ===========   ==========   ============   ==========   ============

                                         MID CAP
                                    GROWTH PORTFOLIO         BALANCED PORTFOLIO         BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
----------------------------------------------------------------------------------------------------------
Shares sold....................  1,251,389   $31,148,253    406,999   $  6,501,247    562,773   $5,839,606
Shares redeemed................   (798,152)  (19,650,042)  (939,795)   (14,813,099)  (826,230)  (8,478,328)
Shares reinvested..............    273,279     5,468,318    385,838      5,957,335    226,123    2,245,406
                                 ---------   -----------   --------   ------------   --------   ----------
Net contributions (withdrawals)
 from affiliated insurance
 companies.....................    726,516   $16,966,529   (146,958)  $ (2,354,517)   (37,334)  $ (393,316)
                                 =========   ===========   ========   ============   ========   ==========

                                        MONEY MARKET
                                          PORTFOLIO
-------------------------------  ---------------------------
                                    SHARES         AMOUNT
-------------------------------  ---------------------------
Shares sold....................   214,559,795   $214,559,795
Shares redeemed................  (228,948,792)  (228,948,792)
Shares reinvested..............     6,332,371      6,332,371
                                 ------------   ------------
Net contributions (withdrawals)
 from affiliated insurance
 companies.....................    (8,056,626)  $ (8,056,626)
                                 ============   ============

8. PRINCIPAL UNDERWRITER

1717 Capital Management Company serves, without compensation, as the principal under-writer for sale of the Fund shares to the Accounts. 1717 Capital Management Company is an indirect wholly owned subsidiary of PMLIC.

                                                   Form 16170 6.01

                                                         [provident mutual logo]

                                                             [BULK RATE PP LOGO]